As filed with the U.S. Securities and Exchange Commission on April 24, 2026

File No. 333-111986

File No. 811-21475

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 180	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 180	☒

RBC FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

250 Nicollet Mall, Suite 1550

Minneapolis, MN 55401

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (612) 376-7128

Tara Tilbury

250 Nicollet Mall, Suite 1550

Minneapolis, MN 55401

(612) 376-7128

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on [ ] pursuant to paragraph (b) of Rule 485

☒	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on [ ] pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on [ ] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PRELIMINARY PROSPECTUS

DATED [ ], 2026

SUBJECT TO COMPLETION

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

RBC Global Asset Management
RBC BlueBay Money Market Fund Prospectus
[ ], 2026
RBC BlueBay U.S. Government Money Market Fund
Institutional Class 3: [ ]
As with all mutual funds, the U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved of the Fund shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

		Fund Summary

This Prospectus describes	1	RBC BlueBay U.S. Government Money Market Fund
the RBC BlueBay U.S. Government Money Market Fund (the “Fund”) offered by RBC Funds Trust. Carefully review this important section, which summarizes the Fund’s investment objectives, principal investment strategies and risks, past performance, and fees.	6	Important Additional Information
		More on the Fund’s Investment Objectives, Principal Investment Strategies and Principal Risks

	7	Investment Objectives
	7	Principal Investment Strategies
	8	Principal Risks
	11	Additional Risks

		Management

The Fund is managed by RBC Global Asset Management (U.S.) Inc. (the “Adviser”).	13	Investment Adviser

		Shareholder Information

Review this section for	15	Pricing of Fund Shares
details on how shares are valued, how to purchase, sell and exchange shares, related charges and payments of dividends and distributions.	15	Purchasing and Selling Your Shares
	17	Additional Purchase and Sale Information
	17	Telephone Purchase, Exchange and Redemption Privileges
	18	Additional Policies About Transactions
	18	Instructions for Opening an Account
	19	Instructions for Adding to Your Shares
	20	Dividends and Distributions and Directed Dividend Option

	21	Selling Shares
	21	Instructions for Selling Shares (Redemptions)
	24	No Exchange Privilege – Institutional Class 3
	24	Additional Policies on Exchanges
	24	Additional Shareholder Services
	25	Market Timing and Excessive Trading
	25	Disclosure of Portfolio Holdings
	25	Shareholder Servicing Fees
	25	Dividends, Distributions and Taxes
	27	Organizational Structure

	28	Financial Highlights

	29	Privacy Policy

Back Cover

	31	Where to Learn More About the Fund

This page has been left blank intentionally.

Fund Summary	RBC BlueBay U.S. Government Money Market Fund

Investment Objective

The Fund is a money market fund that seeks to achieve as high a level of current income obtainable from investments in short-term securities as is consistent with prudent investment management, the preservation of capital and the maintenance of liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Institutional Class 3
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[1]	[0.18%]

Total Annual Fund Operating Expenses	[0.28%]
Fee Waiver and/or Expense Reimbursement[2]	[None]

Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	[0.28%]

1   “Other Expenses” are based on estimated amounts for the current fiscal year.

2   RBC Global Asset Management (U.S.) Inc. (“RBC GAM US”) has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 0.28% of the Fund’s average daily net assets for Institutional Class 3 shares. This expense limitation agreement is in place until July 31, 2027 and may not be terminated by RBC GAM US prior to that date. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. RBC GAM US is entitled to recoup from the Fund or class the distribution or servicing fees previously waived or reduced and other payments previously remitted by RBC GAM US to the Fund or class for a period of 12 months from the date of such waiver, reimbursement or payment, provided that such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed the lesser of: (i) the Fund’s expense limitation at the time of the waiver or reimbursement and (ii) the Fund’s expense limitation at the time of recoupment.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional	$ 29	$ 90	$ 157	$ 355
Class 3

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Fund Summary	RBC BlueBay U.S. Government Money Market Fund

Principal Investment Strategies

The Fund invests at least 99.5% of its total assets in Government securities, cash and repurchase agreements collateralized fully by Government securities or cash. For purposes of this policy, “Government securities” means any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of its investment policy. The Fund intends to be a “Government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the 1940 Act. Shareholders will be given at least 60 days’ advance notice of any change to the 99.5% policy. In addition, in normal market conditions, the Fund will invest at least 80% of its assets in in U.S. Government securities (as defined above) and in repurchase agreements secured by them. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. Shareholders will be given at least 60 days’ advance notice of any change to the 80% policy.

The Fund Board does not currently intend to impose liquidity fees on Fund redemptions. Please note, however, that the Board reserves the ability to subject the Fund to a liquidity fee in the future, after providing prior notice to shareholders.

The Fund invests only in eligible securities as defined by Rule 2a-7 of the 1940 Act that present minimal credit risks. Each investment by the Fund must mature (or be deemed by Rule 2a-7 to mature) within 397 days of the date of investment. The Fund maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life (portfolio maturity measured without reference to provisions that otherwise permit the maturity of certain adjustable rate securities to be deemed to be “shortened” to their next interest rate reset date) of 120 days or less.

Immediately after any investment by the Fund in a security (other than a U.S. Government security), the Fund may not have more than 5% of its assets invested in securities of the issuer, except for certain temporary investments.

Principal Risks

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

U.S. Government Obligations Risk. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises (such as Fannie Mae and Freddie Mac) have historically involved little risk of loss of principal if held to maturity. However, the maximum potential liability of the issuers of some of these securities may greatly exceed their current resources and no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable Rate Demand Note Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and the

2

Fund Summary	RBC BlueBay U.S. Government Money Market Fund

Fund could suffer a loss if the issuer defaults during periods in which the Fund is not entitled to exercise its demand rights.

Interest Rate Risk. The Fund’s yield will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund’s yield may also be low. When interest rates increase, securities held by the Fund will generally decline in value. Interest rate changes are influenced by a number of factors including government policy, inflation expectations, and supply and demand. The Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value (“NAV”) of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a NAV of $1.00 per share. In the event any money market fund fails to maintain a stable NAV, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their NAVs. In general, certain other money market funds have in the past failed to maintain stable NAVs and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Liquidity Risk. Significant redemptions by large investors in the Fund could have a material adverse effect on the Fund’s other shareholders or on the ability of the Fund to continue to operate. The NAV could be affected by forced selling during periods of high redemption pressures and/or illiquid markets.

Market Risk. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, tariffs and other trade barriers, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Issuer/Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which could cause the Fund to lose money.

Reinvestment Risk. Reinvestment risk is the risk that a fixed income security’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original security. Call risk is a type of reinvestment risk. It is the possibility that during periods of falling interest rates, issuers may call securities with higher coupon or interest rates before maturity. If a security is called, the Fund may have to reinvest the proceeds at lower interest rates resulting in a decline in the Fund’s income.

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Adviser’s ability to make investment decisions that are suited to achieve the Fund’s investment objective. The Fund’s emphasis on credit quality and stability could also cause it to underperform other money market funds, particularly those that take greater maturity and credit risks.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance of the Fund’s Institutional Class 1 shares from year to year and by showing how the Fund’s Institutional Class 1 shares average annual total

3

Fund Summary	RBC BlueBay U.S. Government Money Market Fund

returns for the past 1, 5 and 10 years. No performance is shown for the Fund’s Institutional Class 3 shares because the Institutional Class 3 shares had not commenced operations prior to the date of this prospectus. The returns for Institutional Class 3 shares will be lower than the returns of Institutional Class 1 shares shown in the bar chart and the performance table because fees and expenses of the classes differ. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.rbcgam.com or by calling 1-800-422-2766. For the Fund’s current seven-day yield, call 1-800-422-2766.

RBC BlueBay U.S. Government Money Market Fund – Institutional Class 1 Annual Total Returns

During the period shown in the chart for the Institutional Class 1 Shares of the Fund:
	Quarter	Returns
Best quarter:	Q4 2023	1.34%
Worst quarter:	Q4 2020	0.00%

The year-to-date return of Institutional Class 1 shares as of March 31, 2026 was 0.89%.

Average Annual Total Returns (for the periods ended December 31, 2025)
	Past Year	Past 5 Years	Past 10 Years	Since Inception
Institutional Class 1 Before Taxes	4.23%	3.17%	2.10%	2.35%
Institutional Class 1 After Taxes on Distributions	2.49%	1.87%	1.24%	1.44%
Institutional Class 1 After Taxes on Distributions and Sale of Shares	2.49%	1.87%	1.24%	1.44%

Management

Investment Adviser

RBC Global Asset Management (U.S.) Inc.

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Fund Summary	RBC BlueBay U.S. Government Money Market Fund

For important information about “Purchase and Sale of Fund Shares,” please turn to “Important Additional Information” on page 6 of this Prospectus.

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case you may be taxed later upon withdrawal of your investment from such arrangement.

For important information about “Payments to Broker-Dealers and Other Financial Intermediaries,” please turn to “Important Additional Information” on page [ ] of this Prospectus.

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Important Additional Information

Purchase and Sale of Fund Shares

You may purchase or redeem (sell) shares of the Fund on any business day by phone (1-800-422-2766), by mail (RBC Funds, c/o U.S. Bank Global Fund Services, PO Box 219252, Kansas City, MO 64121-9252) or by wire. The table below provides the Fund’s minimum initial and subsequent investment requirements.

The following table provides minimum initial and subsequent investment information for the different classes of shares of the Fund. The minimums may be reduced or waived in some cases.

Minimum Initial Investment: Institutional Class 3	$ 1,000,000

Minimum Subsequent Investment:	There are generally no minimums for additional investments in the Fund.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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More on the Fund’s Investment Objectives, Principal Investment Strategies and Principal Risks

Investment Objectives

The Fund’s investment objective described in the “Fund Summary” section of this Prospectus is fundamental.

Principal Investment Strategies

The information below describes in greater detail the Fund’s principal investment strategies. A full discussion of all permissible investments can be found in the Fund’s Statement of Additional Information (“SAI”).

The Fund invests at least 99.5% of its total assets in Government securities, cash and repurchase agreements collateralized fully by Government securities or cash. For purposes of this policy, “Government securities” means any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of its investment policy. The Fund intends to be a “Government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the 1940 Act. The Fund Board does not currently intend to impose liquidity fees on Fund redemptions. Please note, however, that the Board reserves the ability to subject the Fund to a liquidity fee in the future, after providing prior notice to shareholders. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above. Shareholders will be given at least 60 days’ advance notice of any change to the 99.5% policy. In addition, in normal market conditions, the Fund invests at least 80% of its assets in U.S. Government securities and in repurchase agreements secured by them and will provide notice to shareholders at least 60 days prior to making a change to its 80% investment policy. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund, as a non-principal investment strategy, may invest in other government money market funds that invest in the same types of securities as the Fund.

Money Market Fund. The Fund is a “money market fund” and, as such, seeks income by investing in short-term debt securities and must meet strict standards established by the RBC Funds’ Board of Trustees (“Board of Trustees”). These standards are in accordance with Rule 2a-7 under the 1940 Act, which imposes strict portfolio credit quality, maturity, liquidity and diversification standards on money market funds.

Credit Quality. The Fund invests only in eligible securities as defined by Rule 2a-7 that present minimal credit risks.

Maturity. The Fund invests only in securities having remaining maturities (or be deemed by Rule 2a-7 to have a remaining maturity) of 397 days or less. The Fund also maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life (portfolio maturity measured without reference to provisions that otherwise permit the maturity of certain adjustable rate securities to be deemed to be “shortened” to their next interest rate reset date) of 120 days or less.

Diversification. Immediately after any investment by the Fund in a security (other than a U.S. Government security), the Fund may not have more than 5% of its total assets invested in

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More on the Fund’s Investment Objectives, Principal Investment Strategies and Principal Risks

securities of the issuer, except for certain temporary investments. Separate diversification standards apply to securities subject to guarantees.

Liquidity. The Fund may not invest more than 5% of its total assets (measured at the time of acquisition) in illiquid securities, as defined under Rule 2a-7. The Fund is currently required to invest at least 25% of its total assets (measured at the time of acquisition) in “daily liquid assets” and at least 50% of its total assets (measured at the time of acquisition) in “weekly liquid assets.” “Daily liquid assets” are cash (including demand deposits), direct obligations of the U.S. Government, securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day and amounts receivable and unconditionally due within one business day on pending sales of portfolio securities. “Weekly liquid assets” are cash (including demand deposits), direct obligations of the U.S. Government, U.S. Government agency/instrumentality discount notes without payment of interest with remaining maturities of 60 days or less, securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within five business days and amounts receivable and unconditionally due within five business days on pending sales of portfolio securities.

Government Obligations. Government obligations in which the Fund may invest are backed in a variety of ways by the U.S. Government or its agencies or instrumentalities. Some Government obligations, such as U.S. Treasury bills, notes and bonds and mortgage-backed certificates issued by the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Treasury. Other Government obligations, such as those of the Federal Home Loan Banks, are backed by the right of the issuer to borrow from the U.S. Treasury, subject to certain limits. Still other Government obligations, such as obligations of the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), and the Tennessee Valley Authority are backed only by the credit of the agency or instrumentality issuing the obligations and, in certain instances, by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. Some Government obligations, such as obligations of the Federal Farm Credit Banks, are backed only by the credit of the agency or instrumentality issuing the obligation. In the case of obligations which are not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate payment. In none of these cases, however, does the U.S. Government guarantee the value or yield of the Government obligations themselves or the NAV of the Fund’s shares. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average maturity or investing in other securities that are eligible securities for purchase by money market funds as described in the “Fund Summary” section of this Prospectus and in accordance with federal laws concerning money market funds, in anticipation of, or in response to, adverse market, economic, political or other conditions. It is possible that such investments could affect the Fund’s performance and the Fund may not achieve its investment objective.

Principal Risks

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit

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More on the Fund’s Investment Objectives, Principal Investment Strategies and Principal Risks

Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

The principal risks of investing in the Fund are identified in the “Fund Summary” section of this Prospectus and are further described below.

U.S. Government Obligations Risk. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises (such as Fannie Mae and Freddie Mac) have historically involved little risk of loss of principal if held to maturity. However, the maximum potential liability of the issuers of some of these securities may greatly exceed their current resources and no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law. In September 2008, the U.S. Treasury and the Federal Housing Finance Agency (“FHFA”) announced that Fannie Mae and Freddie Mac would be placed into a conservatorship under FHFA. The effect that this conservatorship will have on the entities’ debt and securities guaranteed by the entities remains unclear. Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. In the event that Fannie Mae and Freddie Mac are taken out of conservatorship, it is unclear how the capital structure of Fannie Mae and Freddie Mac would be constructed and what effects, if any, there will be on their creditworthiness and guarantees of certain mortgage-backed securities. Should FHFA take Fannie Mae and Freddie Mac out of conservatorship, there could be an adverse impact on the value of their securities, which could cause losses to a Fund. Under the direction of the FHFA, Fannie Mae and Freddie Mac have entered into a joint initiative to develop a common securitization platform for the issuance of a uniform mortgage-backed security (the “Single Security Initiative”) that aligns the characteristics of Fannie Mae and Freddie Mac certificates. The Single Security Initiative was implemented in June 2019, and the effects it may have on the market for mortgage-backed securities are uncertain.

Variable Rate Demand Note Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaults during periods in which the Fund is not entitled to exercise its demand rights.

Interest Rate Risk. As with any investment whose yield reflects current interest rates, the Fund’s yields will change over time. During periods when interest rates are low, the Fund’s yield may also be low. When interest rates increase, securities held by the Fund will generally decline in value. Interest rate changes are influenced by a number of factors including government policy, inflation expectations, and supply and demand. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s performance. Fluctuations in interest rates may also affect the liquidity of the Fund’s investments. The Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a NAV of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a NAV of $1.00 per share. In the event any money market fund fails to maintain a stable NAV, other money market funds, including the Fund, could face a universal

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More on the Fund’s Investment Objectives, Principal Investment Strategies and Principal Risks

risk of increased redemption pressures, potentially jeopardizing the stability of their NAVs. In general, certain other money market funds have in the past failed to maintain stable NAVs and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Liquidity Risk. Significant redemptions by large investors in the Fund could have a material adverse effect on the Fund’s other shareholders or on the ability of the Fund to continue to operate. The Fund’s NAV could be affected by forced selling during periods of high redemption pressures and/or illiquid markets. In addition, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large redemptions also could increase the Fund’s transaction costs and impact the Fund’s performance. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that a large shareholder can purchase or redeem a significant percentage of Fund shares at any time. Moreover, the Fund is subject to the risk that other shareholders may make investment decisions based on the choices of a large shareholder, which could exacerbate any potential negative effects experienced by the Fund.

Market Risk. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Market conditions risk includes the risk that geopolitical and other events will disrupt the economy on a national or global level. For example, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause a Fund to lose value. These events could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy.

Governmental and quasi-governmental authorities and regulators throughout the world have previously responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or sudden reversal of these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which could adversely affect the Fund’s investments. To the extent that the Fund focuses its investments in a region enduring geopolitical market disruption, it will face higher risk of loss, although the increasing interconnectivity between global economies and financial markets can lead to events or conditions in one country, region or financial market adversely impacting a different country, region or financial market.

Recently, in response to rising global inflation, governmental authorities raised interest rates. Government efforts to support the economy and financial markets may increase the risk that asset prices have a higher degree of correlation than historically seen across markets and asset

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More on the Fund’s Investment Objectives, Principal Investment Strategies and Principal Risks

classes. Many markets reached historical highs during recent periods and could be approaching the end of an economic expansion cycle. Furthermore, there is no guarantee that actions taken by governmental bodies to reduce inflation will be effective.

Issuer/Credit Risk. Issuer/credit risk is the risk that the issuers of debt securities held by the Fund will not make payments on the securities or the counterparty to a contract will default on its obligation. Information about a security’s credit quality may be imperfect and a security may have its credit rating unexpectedly downgraded at any time, which could adversely affect the volatility of the value and liquidity of the investment. With respect to United States government securities, there can be no assurance that the United States government will provide financial support to United States government sponsored agencies or instrumentalities where it is not obligated to do so by law.

Reinvestment Risk. Reinvestment risk is the risk that a fixed income security’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original security. If interest rates decline, the underlying security may rise in value, but the cash flows received from that security may have to be reinvested at a lower interest rate.

Call risk is a type of reinvestment risk. Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below or above its current market price. An increase in the likelihood of a call may reduce a security’s price. If a fixed-income security is called, the Fund may have to reinvest proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Active Management Risk. The Fund is actively managed and its performance is subject to the risk that the Adviser’s security selection and expectations regarding interest rate trends will cause the Fund’s yields to lag other funds with similar investment objectives or the performance of short-term debt instruments. The Fund’s emphasis on credit quality and stability could also cause underperformance relative to other money market funds, particularly those that take greater maturity and credit risks.

Additional Risks

In addition to the principal investment risks described above, the Fund will generally be subject to the following additional, non-principal risks:

Liquidation Risk. To the extent authorized by law, the Fund reserves the right to discontinue offering shares at any time, merge, reorganize itself or any class of shares or cease operations and liquidate.

Operational Risk. The Fund’s investments may be adversely affected due to the operational process of the Fund’s service providers, including the Adviser, transfer agent, custodian, or administrator. The Fund may be subject to losses arising from inadequate or failed internal controls, processes, and systems, or from human or external events.

Regulatory and Legal Risk. Governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that can affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation that applies to the Fund. These regulations and laws can adversely impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.

In addition, entities that are part of banking organizations, such as the Adviser and its affiliates, are subject to extensive government regulation. Government regulation may change frequently and may have significant effects, including limiting the ability of the Adviser and

11

More on the Fund’s Investment Objectives, Principal Investment Strategies and Principal Risks

its affiliates from engaging in certain trading activities, which may adversely impact the Fund.

Money Market Fund Regulation Risk. The SEC and other regulatory agencies continue to review the regulation of money market funds. In July 2023, the SEC adopted amendments to the rules that govern money market funds. The implementation of these amendments may affect the Fund’s investment strategies, performance, yield, expenses, operations, and continued viability.

Other Investment Companies Risk. To the extent that the Fund invests in another government money market fund, as a shareholder of another investment company, the Fund would bear its pro rata portion of that government money market fund’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Shareholders of the Fund will bear both their proportionate share of the expenses of the Fund and, indirectly, the expenses of such other government money market fund.

12

Management

Investment Adviser

The Fund is advised by RBC Global Asset Management (U.S.) Inc., a wholly-owned subsidiary of Royal Bank of Canada (“RBC”). RBC is one of North America’s leading diversified financial services companies and provides personal and commercial banking, wealth management services, insurance, corporate and investment banking, and transaction processing services on a global basis. RBC employs approximately 97,000 people who serve more than 17 million personal, business, public sector, and institutional clients through offices in Canada, the U.S. and 27 other countries around the world. The Adviser has been registered with the SEC as an investment adviser since 1983 and has been a portfolio manager of publicly offered mutual funds since 1986. The Adviser maintains its offices at 250 Nicollet Mall, Suite 1550, Minneapolis, Minnesota 55401. As of March 31, 2026, the Adviser’s investment team managed approximately $71.6 billion in assets for corporations, public and private pension plans, Taft-Hartley plans, charitable institutions, foundations, endowments, municipalities, registered mutual funds, private investment funds, trust programs, foreign funds such as UCITS funds, individuals (including high net worth individuals), wrap sponsors and other U.S. and international institutions.

For the fiscal year ended September 30, 2025, the Fund paid the Adviser a fee of 0.10% of average daily net assets for the advisory services it provided. Information regarding the factors considered by the Board of Trustees in connection with the most recent approval of the Investment Advisory Agreement with the Adviser is provided in the Fund’s report filed on Form N-CSR for the fiscal year ended September 30, 2025.

The Adviser has contractually agreed to waive fees and/or pay operating expenses through July 31, 2027, for Institutional Class 3 of the Fund in order to maintain net annual fund operating expenses of 0.28%.

The Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by the Adviser, any expenses in excess of the operating expense limit and repay the Adviser such amounts, provided the relevant class of the Fund is able to do so and remain in compliance with the operating expense limit. The Adviser may voluntarily waive and/or reimburse additional fund operating expenses from time to time. Any such voluntary program may be modified or discontinued at any time without notice.

The expense limitation agreements exclude brokerage and other investment-related costs, interest, taxes, extraordinary expenses such as litigation (including legal and audit fees and other costs in contemplation of or incidental thereto), indemnification, other expenses not incurred in the ordinary course of the Fund’s business and expenses incurred indirectly by the Fund as a result of investment in shares of another investment company.

The waiver and reimbursement obligation of the Adviser with respect to any fiscal year may not exceed the fees it earns with respect to the Fund or class during such fiscal year.

The Adviser serves as Co-Administrator to the Fund and provides certain administrative services necessary for the operation of the Fund, including among other things, (i) providing office space, equipment and facilities for maintaining the Fund’s organization, (ii) preparing the Trust’s registration statement, proxy statements and all annual and semi-annual reports to Fund shareholders, and (iii) general supervision of the operation of the Fund, including coordination of the services performed by the Fund’s Adviser, Distributor, custodian, independent accountants, legal counsel and others.

RBC Global Asset Management has aligned the operations of the Adviser and certain of its asset management affiliates. In connection with this alignment, the Adviser may rely on

13

Management

persons employed by, and facilities and resources of, RBC Global Asset Management (UK) Limited, an SEC-registered investment adviser based in London, U.K., to assist the Adviser in providing services under the investment advisory agreement.

Payments to Financial Intermediaries. The Adviser may make payments, out of its own resources and at no cost to the Fund or shareholders, to certain broker-dealers, mutual fund supermarkets, or other financial institutions (“Intermediaries”) in connection with the provision of administrative services; the distribution of the Fund’s shares; and reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in the Fund’s shares). The Adviser may also make inter-company payments out of its own resources, and at no cost to the Fund or shareholders, to RBC Capital Markets in recognition of administrative and distribution-related services provided by RBC Capital Markets to shareholders.

Conflicts of Interest Risk. An investment in the Fund may be subject to actual or potential conflicts of interest. For example, the Adviser and/or its affiliates may face conflicts of interest when receiving compensation for services provided by affiliates or in the side-by-side management of the Fund and other client accounts. The Adviser and/or its affiliates may make investment decisions that differ from and/or negatively impact those made on behalf of the Fund. For more information about conflicts of interest, see the Potential Conflicts of Interest section in the SAI.

14

Shareholder Information

Pricing of Fund Shares

NAV Calculation Times. The per share NAV of the Fund is determined each day the New York Stock Exchange (“NYSE”) is open for trading and the primary trading markets for the Fund’s portfolio instruments are open (“Value Date”). The Fund’s share price is its NAV per share, which is the value of the Fund’s net assets divided by the number of its outstanding shares. The Fund seeks to maintain a stable NAV of $1.00 per share. The Fund’s NAV is calculated once daily at 5:00 p.m. Eastern Time. The deadline for submitting purchase and redemption orders to the Fund’s transfer agent in order to receive the current day’s NAV is 5:00 p.m. Eastern Time.

When Orders are Priced. A purchase order for shares is priced at the NAV next calculated after your order is received in good order by the Fund or its transfer agent, including any special documentation that may be required in certain circumstances, and the form of payment has been converted to federal funds. If a purchase order in proper form is received by an authorized financial intermediary, the order will be treated as if it had been received by the Fund’s transfer agent at the time it is received by the intermediary. Contact your financial intermediary to determine the time by which it must receive your order to be assured same day processing. For further information, see “Introduction to Purchases” in the “Purchasing and Selling Your Shares” section.

Your order for redemption (sale) of shares is priced at the NAV next calculated after your order is received in good order by the Fund or its transfer agent, including any special documentation that may be required in certain circumstances. If a redemption order in proper form is received by an authorized financial intermediary, the order will be treated as if it had been received by the Fund’s transfer agent at the time it is received by the intermediary. Contact your financial intermediary to determine the time by which it must receive your order to be assured same day processing. For further information, see “Introduction to Redemptions (Sales)” in the “Purchasing and Selling Your Shares” section.

You may purchase, redeem, or exchange shares of the Fund on any day when the NYSE is open and the primary trading markets for the Fund’s portfolio instruments are open. Purchases, redemptions, and exchanges may be restricted in the event of an early or unscheduled close of the NYSE if the primary trading markets of the Fund are disrupted as well. Even if the NYSE is closed, the Fund may accept purchase, redemption, and exchange orders on a Value Date if the Fund’s management believes there is an adequate market to meet purchase, redemption, and exchange requests. On such days, the Fund would also price shares in accordance with the above procedures.

Valuation of Portfolio Securities. Securities held by the Fund are valued at amortized cost, which approximates market value, in order to maintain a constant NAV of $1.00 per share. If amortized cost no longer approximates market value due to credit or other impairments of an issuer, the Fund will use pricing and valuation procedures approved by the Fund’s Board of Trustees.

Purchasing and Selling Your Shares

Where to Buy Fund Shares. Institutional Class 3 shares are available for purchase through financial intermediaries authorized to offer Institutional Class 3 shares that act in a fiduciary, agency, custodian or other service capacity or offer Institutional Class 3 shares on their investment platforms or portals. Institutional Class 3 shares may also be purchased directly from the Fund’s transfer agent, U.S. Bank Global Fund Services. You may contact U.S. Bank Global Fund Services at 1-800-422-2766.

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Shareholder Information

Introduction to Purchases. If purchasing through your brokerage account, financial advisor or other financial intermediary, simply tell your investment representative that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. Shares of the Fund may be purchased at their next determined NAV. Shares of the Fund are sold without a sales charge.

The Fund, the distributor, the Adviser and the transfer agent reserve the right to reject any application for any reason in its sole discretion, including rejection of orders not accompanied by proper payment and orders that are not in the best interests of the Fund and its shareholders.

Certain broker-dealers and other financial intermediaries are authorized to accept purchase orders on behalf of the Fund at the Fund’s NAV next determined after your order is received by an organization in proper order before the NAV calculation time for the share class, or such earlier time as may be required by an organization, and the form of payment has been converted to federal funds. These organizations may be authorized to designate other intermediaries to act in this capacity. These organizations may vary in terms of how they process your orders, and they may charge you transaction fees on purchases of Fund shares and may also impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund or its transfer agent, U.S. Bank Global Fund Services. These organizations may be the shareholders of record of your shares. These intermediaries are responsible for transmitting requests and delivering funds on a timely basis. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. (The Fund is, however, obligated to price orders at the NAV next calculated after the order is received in good order by such an organization and the form of payment has been converted to federal funds, even if the organization does not transmit the order to the Fund in a timely manner.)

Lost Accounts/Unclaimed Assets. Please note that based upon statutory requirements for returned mail, the Fund and the transfer agent will attempt to locate the investor or rightful owner of the account. If the Fund is unable to locate the investor, then they will determine whether the investor’s account can legally be considered abandoned. States increasingly are looking at inactive accounts as possible abandoned or unclaimed property. Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your State’s abandoned property laws. The Fund (or the broker or custodian of record having beneficial owner information) is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The Fund will not be liable to investors or their representatives for good faith compliance with state unclaimed or abandoned property (escheatment) laws.

Escheatment laws vary by State, and States have different criteria for defining inactivity and abandoned property. The investor’s last known address of record determines which state has jurisdiction. The process described above, and the application of state escheatment laws, may vary depending on how shareholders hold their shares in the Fund. If your shares are held directly with the Fund, please proactively contact the Fund’s transfer agent at 1-800-422-2766 at least annually to ensure your account remains in active status. Alternatively, if your shares are held through a financial institution, please work with your financial institution directly to check your account status. Investors with a state of residence in Texas have the ability to designate a representative to receive legislatively required unclaimed property due diligence notifications. Please contact the Texas Comptroller of Public Accounts for further information.

16

Shareholder Information

Introduction to Redemptions (Sales). You may redeem shares of the Fund by contacting your investment representative. Shares will be redeemed at their next determined NAV as described under “Pricing of Fund Shares.” Redemptions may be suspended or postponed at times when the NYSE is closed, when trading is restricted, or under certain emergency circumstances as determined by the SEC. Even if the NYSE is closed, the Fund may accept purchase, redemption, and exchange orders on a Value Date if the Fund’s management believes there is an adequate market to meet purchase, redemption, and exchange requests. On such days, the Fund would also price shares, typically at 5:00 p.m. Eastern time. Redemptions are treated as sales for federal income tax purposes. In addition to contacting your investment representative, depending on your type of account, you may be able to redeem shares of the Fund by following the instructions described on the next few pages.

Financial institutions (such as banks and broker-dealers) through which Fund shares may be purchased may charge additional fees and may require higher minimum investments or impose certain order processing requirements, or other limitations and restrictions on buying and selling shares. Consult your financial institution or investment representative for specific information concerning your account or the Fund.

Additional Purchase and Sale Information

This section provides additional information concerning the purchase of Institutional Class 3 for shareholders who purchase shares directly from the Fund or its transfer agent, U.S. Bank Global Fund Services. For additional details concerning the purchase of shares of the other classes of the Fund, contact your financial institution or investment representative.

Minimum Initial Investment
Amount
Institutional Class 3	$1,000,000

The Fund cannot process transaction requests unless they are properly completed as described in this section. The Fund may cancel or change its transaction policies without notice. To avoid delays, please call us if you have any questions about these policies.

All purchases of the Fund’s shares must be in U.S. Dollars. All checks must be in U.S. Dollars drawn on a domestic bank. The Fund will not accept payment in cash or money orders. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks, starter checks, postdated checks, or any conditional order or payment.

The transfer agent will charge a $25.00 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any payment that is returned. The Fund may waive its minimum purchase requirement. Each of the Fund, the Distributor, the Adviser and the transfer agent reserves the right to reject any application for any reason in its sole discretion, including rejection of orders not accompanied by proper payment and orders that are not in the best interests of the Fund and its shareholders. The Fund does not accept applications under certain circumstances or in amounts considered disadvantageous to shareholders.

Telephone Purchase, Exchange and Redemption Privileges

Shareholders who open accounts directly with the Fund can accept telephone purchase, exchange and redemption privileges on the account application. If you call the Fund, the Fund’s representative may request personal identification and may record the call. IRA account-holders may redeem or exchange shares by telephone. If you have an IRA, you must indicate on your written redemption request whether or not to withhold federal

17

Shareholder Information

income tax. Redemption requests failing to indicate an election to have tax withheld will be subject to 10% withholding. Shareholders redeeming from IRA accounts by telephone will be asked whether or not to withhold taxes from any distribution.

Additional Policies About Transactions

Corporations, Trusts and Other Entities. Additional documentation is normally required for corporations, fiduciaries and others who hold shares in a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.

Sales Limited to U.S. Citizens and Resident Aliens. Shares of the Fund are generally offered to only United States citizens and United States resident aliens having a social security number or individual tax identification number. This Prospectus should not be considered a solicitation or offering of Fund shares to non-U.S. citizens or non-resident aliens.

Anti-Money Laundering Procedures. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and as permitted by the Fund’s Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) are required, among other matters, to obtain, verify and record the following information for all registered owners and, in certain circumstances, for others who may be authorized to act on an account: full name, date of birth (for individuals), taxpayer identification number (usually your social security number), and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Mailing addresses containing only a P.O. Box will not be accepted. In order to verify your identity, we may cross-reference your identification information with a consumer report or other electronic database, or by requesting a copy of your driver’s license, passport or other identifying document. Corporate, trust and other entity accounts require additional documentation. If we are unable to verify your identity in accordance with the Fund’s policies and procedures, we will reject and return your application, close your account, or take such other action as we deem reasonable and as permitted by law. Please review your account application for additional information. In the rare event that the Transfer Agent is unable to verify your identity, the Fund reserves the right to redeem your account at the current day’s net asset value.

Instructions for Opening an Account

If opening an account with Institutional Class 3 shares through your financial advisor, brokerage account or other financial institution, simply tell your investment representative that you wish to open an account and he or she will take care of the necessary documentation.

You may purchase Institutional Class 3 shares directly from the Fund by completing a new account application. Contact U.S. Bank Global Fund Services, the Fund’s transfer agent at 1-800-422-2766 or go to www.rbcgam.com to obtain an application. Once completed, you may submit your application by following one of the steps below.

By Mail	Initial Purchases and All Correspondence RBC Funds c/o U.S. Bank Global Fund Services PO Box 219252	Registered/Overnight Mail RBC Funds c/o U.S. Bank Global Fund Services 801 Pennsylvania Ave Suite 219252

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Shareholder Information

	Kansas City, MO 64121-9252	Kansas City, MO 64105-1307

1.  Carefully read, complete and sign the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.  Make check payable to “RBC Funds” and include the name of the Fund in which you are investing on the check.

3.  Mail or courier application and payment to the applicable address above.

4.  The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services’ post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Funds. Receipt of purchase orders or redemption requests is based on when the order is received at the transfer agent’s offices.

By Wire	U.S. Bank N.A. ABA # 075000022 Credit: U.S. Bank Global Fund Services Account: 182380369377 Further credit: RBC Funds Shareholder Name and Account Number	To open an account by wire, a completed account application is required before your wire can be accepted. You may mail or deliver overnight your account application to the transfer agent. Upon receipt of your completed application, an account will be established for you. The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire. Your bank must include the name of the Fund you are purchasing, the account number, and your name so that monies can be correctly applied. Your bank should transmit funds by wire as indicated here. Wired funds must be received by 4:00 p.m. Eastern Time to be eligible for same day pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wiring system, or from incomplete wiring instructions.

Instructions for Adding to Your Shares

If purchasing additional Institutional Class 3 shares of the Fund through your financial advisor, brokerage account or other financial institution, simply tell your investment representative that you wish to purchase additional shares of the Fund and he or she will take care of the necessary documentation. Otherwise, to purchase additional shares in the Fund account, follow the instructions below. Please note that there are no minimums for additional investments in Institutional Class 3 shares.

By Telephone	1-800-422-2766	If you elected telephone options on your account application, and if your account has been open for at least 7 business days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network. You must have banking information established on your account prior to making a purchase. If your order is received prior to the Fund’s deadline, your shares will be purchased at the net asset

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Shareholder Information

value calculated on the day your order is placed.

By Mail	Regular Mail RBC Funds c/o U.S. Bank Global Fund Services PO Box 219252 Kansas City, MO 64121-9252	Registered/Overnight Mail RBC Funds c/o U.S. Bank Global Fund Services 801 Pennsylvania Ave Suite 219252 Kansas City, MO 64105-1307

1.  Mail the detachable stub from your confirmation statement. Or, if unavailable, provide the following information with your payment:

•

Account name and account number

•

Fund name

•

Share class

2.  Make your check payable to “RBC Funds” and include your account number and the name of the Fund on the check.

3.  Mail or deliver stub and payment to the applicable address above.

4.  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services’ post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund. Receipt of purchase orders or redemption requests is based on when the order is received at the transfer agent’s offices.

By Wire	U.S. Bank, N.A. ABA #075000022 Credit: U.S. Bank Global Fund Services Account: 182380369377 Further Credit: RBC Funds (Shareholder Name/ Account Registration) (Shareholder Account Number)

Wire share purchases should include the names of each account owner, your account number and the name of the Fund. You should notify the Fund by telephone that you have sent a wire purchase order to U.S. Bank.

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

You can also add shares to your Fund account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time without notice, to the extent permitted by applicable law.

Dividends and Distributions and Directed Dividend Option

Unless you have selected otherwise, dividends and distributions (net of applicable withholding) are reinvested in additional Fund shares at NAV. You should maintain the minimum balance in the Fund into which you plan to reinvest distributions. You can change or terminate your participation in the reinvestment option at any time in writing or by telephone at least five days prior to the record date of the distribution. By selecting the appropriate box in the account application, you can elect to receive your Fund distributions (capital gains and/or dividends) in cash (check), have distributions deposited in a pre-authorized bank account via ACH, or have distributions reinvested in the Fund or in another eligible RBC Fund without a sales charge.

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Shareholder Information

If you elect to receive distributions and/or capital gains paid in cash, and if the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current NAV, and to reinvest all subsequent distributions.

Selling Shares

Withdrawing Money From Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

If selling Institutional Class 3 shares of the Fund through your brokerage account, financial advisor or other financial institution, ask your investment representative for redemption procedures. Your investment representative may have transaction minimums and/or transaction times or other restrictions or limitations that will affect your redemption. For other sales transactions of Fund shares, follow the instructions below.

You may withdraw from your account at any time. Certain requests will however require a signature guarantee. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

A signature guarantee from either a Medallion program member or a non-medallion program member is required in the following situations:

•	If you are requesting a change in ownership on your account;

•	When redemption proceeds are payable or sent to any person, address or bank account not on record;

•	When a redemption request is received by the transfer agent and the account address has changed within the last 30 calendar days;

•	For all redemptions in excess of $50,000 from any shareholder account.

The Fund may waive any of the above requirements in certain instances. In addition to the situations described above, the Fund and/or the transfer agent reserve the right to require a signature guarantee or other acceptable signature authentication in other instances based on the circumstances relative to the particular situation.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

Please refer to “Additional Policies on Selling Shares (Redemptions)” below. The Fund reserves the right to amend its redemption policies. Shareholders will be notified of changes.

Instructions for Selling Shares (Redemptions)

By Telephone	1-800-422-2766	You may withdraw any amount up to $50,000 by telephone, provided that your account is authorized for telephone

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Shareholder Information

redemptions. The Funds will send proceeds only to the address or bank of record. You must provide the Fund’s name, your account number, the name(s) of each account owner (exactly as registered), and the number of shares or dollar amount to be redeemed prior to 4:00 p.m. Eastern time for the trade to be processed with that day’s closing price.

By Mail	Regular Mail RBC Funds c/o U.S. Bank Global Fund Services PO Box 219252 Kansas City, MO 64121-9252	Registered/Overnight Mail RBC Funds c/o U.S. Bank Global Fund Services 801 Pennsylvania Ave Suite 219252 Kansas City, MO 64105-1307

1.  In a letter, include the genuine signature of each registered owner (exactly as registered), the name of each account owner, the account number and the number of shares or dollar amount to be redeemed.

2.  Mail or courier the letter to the applicable address above.

3.  The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services’ post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Funds. Receipt of purchase orders or redemption requests is based on when the order is received at the transfer agent’s offices.

By Wire	Redemption proceeds may be wired to your pre-identified bank account. A $15 fee is deducted from your redemption proceeds for complete and share redemptions. In the case of a partial redemption, the fee of $15 will be deducted from the remaining account balance. If your written request is received in good order before the Fund’s NAV calculation time, the Fund will normally wire the money on the same business day, and if the Fund receives your request after the Fund’s NAV calculation time, the Fund will normally wire the money on the next business day, except as described on the next page under “Additional Policies on Selling Shares (Redemptions)”. Contact your financial institution about the time of receipt and availability.

(1) Minimums, limits or fees stated below may be waived at the discretion of Fund management.

Withdrawal by Draft. Withdrawal by draft (check) is limited to open and collected account shares of the Fund. Draft amounts may range from $500 to $100,000.

Additional Policies on Selling Shares (Redemptions). For accounts held directly with the Fund, the length of time that the Fund typically expects to pay redemption proceeds depends on whether payment is made by ACH, wire or check. Redemption proceeds to be paid by wire will normally be paid on the same business day that the redemption order is received by the Fund. The Fund typically expects to make payments of redemption proceeds by wire or ACH within two business days following receipt of the redemption order by the Fund. For payment by check, the Fund typically expects to mail the check within two business days following receipt of the redemption order by the Fund.

For accounts held through a financial intermediary, the length of time that the Fund typically expects to pay redemption proceeds depends on the method of payment and the agreement between the financial intermediary and the Fund. For redemption proceeds that are paid directly to you by the Fund, the Fund typically expects to make payments by wire on the same business day or ACH or payments by mailing a check within two business days following receipt of a redemption order from the financial intermediary by the Fund. For payments that are made to your financial intermediary for transmittal to you, the Fund

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Shareholder Information

expects to pay redemption proceeds to the financial intermediary within one business day if by wire, and otherwise within two business days following receipt of the redemption order from the financial intermediary by the Fund. The settlement of redemption proceeds is determined by the Depository Trust and Clearing Corporation (“DTCC”) based on the order transmitted through Fund/SERV.

The Fund may suspend the right of redemption or postpone the date of payment for shares during any period when: (a) the SEC has by order permitted such suspension; or (b) an emergency exists as a result of which: (i) disposal by the Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets.

In addition, the Fund may delay redemptions beyond the period set forth above upon the following events: (a) non-routine closure of the Fedwire or applicable Federal Reserve Banks; (b) closure of the NYSE other than for customary weekend and holiday closings or restriction of trading on the NYSE; (c) declaration by the SEC of an emergency or that trading be restricted; or (d) as part of a liquidation of the Fund, for any period during which the Fund has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws.

In addition, a temporary hold may be placed on the payment of redemption proceeds if there is a reasonable belief that financial exploitation of a Specified Adult (as defined below) has occurred, is occurring, has been attempted, or will be attempted. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (A) a natural person age 65 and older; or (B) a natural person age 18 and older who is reasonably believed to have a mental or physical impairment that renders the individual unable to protect his or her own interests. Notice of such a delay will be provided in accordance with regulatory requirements. This temporary hold will be for an initial period of no more than 15 business days while an internal review of the facts and circumstances of the suspected financial exploitation is conducted, but the temporary hold may be extended for up to 10 additional business days if the internal review supports the belief that financial exploitation has occurred, is occurring, has been attempted, or will be attempted. Both the initial and additional hold on the disbursement may be terminated or extended by a state regulator or an agency or court of competent jurisdiction.

The Fund cannot accept requests that contain special conditions or effective dates. The Fund may request additional documentation to ensure that a request is genuine. Examples may include a certified copy of a death certificate or a divorce decree.

If you purchased your shares by check, you may not receive your redemption proceeds until your purchase amount has cleared, which may take up to 15 calendar days. This delay will not apply if you purchased your shares via wire payment. You can avoid this delay by purchasing shares with a federal funds wire. For your protection, if your account address has been changed within the last 30 calendar days, your redemption request must be in writing and signed by each account owner, with signature guarantees. The right to redeem shares may be temporarily suspended in emergency situations only as permitted under federal law.

Redemption in Kind. The Fund typically expects to satisfy redemption requests by selling portfolio assets or by using holdings of cash or cash equivalents. In addition to paying redemption proceeds in cash, the Fund reserves the right to make payment in securities rather than cash, known as “redemption in kind,” for amounts redeemed by a shareholder, in any 90-day period, in excess of $250,000 or 1% of Fund net assets, whichever is less. If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of

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Shareholder Information

securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges. You will also bear the market risk of the securities you hold until the securities are sold. While the Fund does not routinely use redemptions in-kind, the Fund reserves the right to use redemptions in-kind to manage the impact of large redemptions on the Fund. Redemption in-kind proceeds will typically be made by delivering a pro-rata amount of the Fund’s holdings that are readily marketable securities to the redeeming shareholder within seven days after receipt of the redemption order by the Fund. In addition, a redemption in liquid portfolio securities would be treated as a taxable event for you and may result in the recognition of gain or loss for federal income tax purposes.

Minimum Account Size

Institutional Class 3. For Institutional Class 3 shares, you must maintain a minimum account value equal to the current minimum initial investment, which is $1,000,000.

No Exchange Privilege – Institutional Class 3

Institutional Class 3 shares of the Fund are not eligible to be exchanged for shares of other RBC Funs offered in separate prospectuses. The Fund reserves the right to reject any exchange for any reason.

Additional Policies on Exchanges

You must meet the minimum investment and eligibility requirements of the Class/Fund you are exchanging into. The names and registrations on the two accounts must be identical. You should review the prospectus of the Fund being purchased.

Call 1-800-422-2766 for a free copy or visit the Funds’ website at www.dfinview.com/usrbcgam. The exchange privilege (including automatic exchanges) may be changed or eliminated at any time upon 60 days’ notice to shareholders.

Additional Shareholder Services

Telephone Services. Telephone trades must be received by the applicable deadline for submitting orders (see “Pricing of Fund Shares”). During periods of increased market activity, you may have difficulty reaching the Fund by telephone or may encounter higher than usual call waits. If this happens, contact the Fund by mail or allow sufficient time to place your telephone transaction. The Fund may refuse a telephone request, including a request to redeem shares of the Fund. The Fund will use reasonable procedures to confirm that telephone instructions are genuine. If such procedures are followed, neither the Fund nor any persons or entity that provides services to the Fund will be liable for any losses due to unauthorized or fraudulent instructions. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person. The Fund reserves the right to limit the frequency or the amount of telephone redemption requests. Once a telephone transaction has been placed, it cannot be cancelled or modified after the close of regular trading on the NYSE (generally, 5:00 p.m., Eastern time).

Shareholder Mailings

To help lower operating costs, the Fund attempts to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Fund may send only one prospectus and other similar documents, general information statement or proxy statement to that address rather than mailing separate documents to each shareholder. This practice is known as “householding.” Shareholders may

24

Shareholder Information

opt out of this single mailing at any time by calling either their financial advisor or the RBC Funds at 1-800-422-2766 and requesting the additional copies of Fund documents.

Market Timing and Excessive Trading

Market timing may interfere with the management of the Fund’s portfolio and result in increased costs. The RBC Funds do not accommodate market timers. Because the Board of Trustees recognizes that money market funds are often utilized for cash management purposes, the Board of Trustees has not adopted policies and procedures that impose specific limitations on short-term trades for the Fund.

Restriction and Rejection of Purchase or Exchange Orders. The Fund, the distributor, or its agents reserve the right to restrict or reject, for any reason, without any prior notice, any purchase order, including exchange purchases. These include transactions representing excessive trading or suspected excessive trading, transactions that may be disruptive to the management of the Fund’s portfolio, and purchase orders not accompanied by proper payment. The Fund reserves the right to delay the payment of a redemption order in an exchange order for up to one business day in the event that, in the Fund’s judgment, such delay would be in the Fund’s best interest, in which case both the redemption and purchase will receive the net asset values of the shares redeemed and purchased at times when the NYSE is closed, when trading is restricted, or under certain emergency circumstances as determined by the SEC.

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s SAI. The Fund makes certain portfolio holdings information available on its website, which is accessed by using the Fund’s link at www.rbcgam.com. Within no more than five business days of each Friday (except when month-end falls within one or two days of a Friday), the Fund posts complete portfolio holdings information. As required by Rule 2a-7, the Fund posts portfolio holdings information as of the last business day of the preceding month (or any subsequent calendar day of such month) on its website no later than five business days after the end of the month and this information remains posted on the website for at least six months. In addition, RBC BlueBay U.S. Government Money Market Fund portfolio holdings, as of the last business day of the previous month or any subsequent calendar day of the previous month, no later than the fifth business day of each month, are filed with the SEC on Form N-MFP. These filings are publicly available on the SEC’s website.

Shareholder Servicing Fees

Institutional Class 3 shares of the Fund may pay an annual shareholder services fee of up to the annual rate of 0.15% of the average daily value of applicable net assets attributable to Institutional Class 3 shares of the Fund that is used to reimburse or compensate a servicing agent (or pay to the Adviser, which the Adviser will use to reimburse or compensate a servicing agent) for its efforts and expenses incurred in connection with servicing shareholder accounts. This shareholder services administration fee is not paid pursuant to Rule 12b-1.

Dividends, Distributions and Taxes

Dividends and Distributions. The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare dividends daily and distribute its net investment income, if any, to shareholders as dividends monthly. Dividends will be paid at any time during the month

25

Shareholder Information

upon total redemption of shares in an account. The Fund will distribute net realized capital gains, if any, at least annually, generally in December. Generally, a shareholder will begin accruing dividends on the day their shares are purchased and for which the Fund has received payment but will not earn dividends on the day shares are redeemed. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution.

Annual Statements. Each year, the Fund will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in October, November, or December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Fund makes every effort to reduce the number of corrected forms mailed to you. However, if the Fund finds it necessary to reclassify its distributions after you receive your tax statement, the Fund will send you a corrected Form 1099.

Tax Considerations. The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist primarily of ordinary income. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Because the Fund is a money market fund, it does not anticipate realizing any long-term capital gains.

None of the Fund’s income dividends will be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates.

Sale or Redemption of Fund Shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of another RBC Fund is the same as a sale. Because the Fund expects to maintain a stable NAV per share, investors generally should not realize a taxable gain or loss on the sale or redemption of Fund shares.

Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup Withholding. By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding at the applicable rate on any distributions of income, capital gains, or proceeds from the sale of your shares. The Fund also must withhold if the Internal Revenue Service instructs it to do so.

State and Local Taxes. Fund distributions also may be subject to state, local and foreign taxes.

Non-U.S. Shareholders. Shareholders other than U.S. persons may be subject to a different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from the Fund. If the Fund elects to report certain distributions of certain U.S. source interest income and capital gains as eligible for an exemption, such

26

Shareholder Information

distributions may be paid to foreign shareholders free of withholding tax, as discussed in more detail in the SAI.

This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

Organizational Structure

RBC Funds Trust, formerly known as Tamarack Funds Trust, was organized as a

Delaware statutory trust on December 16, 2003. Overall responsibility for the management of the Fund is vested in the Board of Trustees. Institutional Class 3 shares were added to the Fund on [ ], 2026.

27

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance of Institutional Class 1 shares of the Fund for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned on a Fund share assuming reinvestment of all distributions. This information (other than for the six months ended March 31, 2026) has been audited by [ ], whose Report of Independent Public Accounting Firm, along with the Fund’s financial statements, is included in the Fund’s Form N-CSR, which is available at www.dfinview.com/usrbcgam or by calling 1-800-422-2766.

RBC BlueBay U.S. Government Money Market Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Year
Institutional Class 1
Six Months Ended 3/31/26 (Unaudited)	[To be provided by amendment.]
Year Ended 9/30/25	$ 1.00	0.04	—(b)	0.04	(0.04)	(0.04)	$1.00
Year Ended 9/30/24	1.00	0.05	—(b)	0.05	(0.05)	(0.05)	1.00
Year Ended 9/30/23	1.00	0.05	(0.01)(b)	0.04	(0.04)	(0.04)	1.00
Year Ended 9/30/22	1.00	—(b)	0.01	0.01	(0.01)	(0.01)	1.00
Year Ended 9/30/21	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00

(a) Per share net investment income (loss) has been calculated using the average daily shares method.

(b) Less than $0.01 or $(0.01) per share.

		Ratios/Supplemental Data
	Total Return	Net Assets, End of Year (millions)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*
Institutional Class 2
Six Months Ended 3/31/26 (Unaudited)	[To be provided by amendment.]

Year Ended 9/30/25	4.28%	$3,737	0.27%	4.19%	0.27%
Year Ended 9/30/24	5.24%	3,383	0.27%	5.12%	0.27%
Year Ended 9/30/23	4.39%	3,705	0.28%	4.36%	0.28%
Year Ended 9/30/22	0.52%	2,967	0.15%(a)	0.43%	0.27%
Year Ended 9/30/21	0.02%	3,935	0.09%(a)	0.02%	0.27%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

(a)

During the periods ended September 30, 2022 and September 30, 2021, the Advisor and/or Distributor voluntarily waived a portion of its fees. The Fund’s net expense ratio would increase by an amount of 0.11% and 0.18%, respectively, if such voluntary waivers were excluded for the periods ended September 30, 2022 and September 30, 2021. See Note 3 – Agreements and Other Transactions with Affiliates and Note 4 – Fund Distribution for more information.

28

Privacy Policy

RBC Funds

Notice of Privacy Policy & Practices

The RBC Funds recognize and respect the privacy concerns and expectations of our customers, including individuals who provide their nonpublic personal information to the RBC Funds but do not invest in the RBC Funds’ shares. We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to our affiliates and to third parties who are not affiliated with the RBC Funds. For the purpose of this Policy, our affiliates are companies that are related by common ownership or control with RBC Global Asset Management (U.S.) Inc.

Collection of Customer Information

We collect nonpublic personal information about our customers from the following sources:

•

Account Applications and Other Forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

•

Account History, including information about the transactions and balances in a customer’s accounts; and

•

Correspondence, written, telephonic or electronic between a customer and the RBC Funds or service providers to the RBC Funds.

Disclosure of Customer Information

We may disclose all of the information described above to our affiliates and to certain third parties who are not affiliated with the RBC Funds under one or more of these circumstances:

•

As Authorized — if you request or authorize the disclosure of the information.

•

As Permitted by Law — for example, sharing information with companies who maintain or service customer accounts for the RBC Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

•

Under Joint Agreements — we may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

Security, Safeguarding and Destruction of Customer Information and Reports

We require service providers to the RBC Funds to maintain:

•

Policies and procedures designed to assure only appropriate access to, and use of information about customers of, the RBC Funds;

•

Physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the RBC Funds;

•

Physical, electronic and procedural safeguards for the proper disposal of customer and consumer report information, as defined in Rule 30(b)(1)(ii) of Regulation S-P.

29

Privacy Policy

Delegation	The RBC Funds have delegated the responsibility to implement appropriate written procedures for such safeguarding and disposal of customer and consumer report information and records to the Fund’s transfer agent and/or any other service provider who may come into possession of such information.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the RBC Funds.

30

Where to Learn More About the Fund

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports) and Form N-CSR:

The Fund’s Reports to shareholders and Form N-CSR contain additional information on the Fund’s investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In the Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.

Statement of Additional Information (SAI):

The Fund’s SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

You can get free copies of the Reports, the SAI and Form N-CSR, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund, or contacting the Fund at:

RBC Funds

c/o U.S. Bank Global Fund Services

PO Box 219252

Kansas City, MO 64121-9252

Telephone: 1-800-422-2766

You may also visit the Fund’s website at www.rbcgam.us for a free copy of the Fund’s Prospectus, SAI, Reports or Form N-CSR.

For More Information Call:

Institutional/Direct Investors: 800-422-2766

Retail RBC Wealth Management Investors: Contact your Financial Advisor

RBC Clearing & Custody: Contact your Financial Professional

Information from the Securities and Exchange Commission:

You can review and obtain copies of Fund documents from the SEC as follows:

On the EDGAR database via the Internet:

www.sec.gov

By electronic request:

publicinfo@sec.gov (The SEC charges a fee to copy any documents.)

Investment Company Act File No. 811-21475.   [  ]

31

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION

DATED [ ], 2026

SUBJECT TO COMPLETION

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

RBC FUNDS TRUST

250 NICOLLET MALL, SUITE 1550

MINNEAPOLIS, MINNESOTA 55401

GENERAL AND ACCOUNT INFORMATION

(800) 422-2766

STATEMENT OF ADDITIONAL INFORMATION

[ ], 2026

For the following Fund:

RBC BlueBay U.S. Government Money Market Fund

Institutional Class 3: [ ]

This Statement of Additional Information (“SAI”) describes the RBC BlueBay U.S. Government Money Market Fund (the “Fund”) of RBC Funds Trust (the “Trust”) advised by RBC Global Asset Management (U.S.) Inc. (the “Adviser”).

The Fund has a distinct investment objective and policies. Shares of the Fund are sold to the public by Quasar Distributors, LLC (the “Distributor”) and are sold as investment vehicles for individuals, institutions, corporations and fiduciaries, including customers of the Advisor or its affiliates.

The Trust is offering an indefinite number of Institutional Class 3 shares offered by the Fund. See “Additional Purchase and Redemption Information” and “Other Information — Capitalization” below.

This SAI is not a prospectus and is authorized for distribution only when preceded or accompanied by the prospectus for the Fund (the “Prospectus”), dated [ ], 2026, as applicable. This SAI contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The financial statements and related reports of the independent registered public accounting firm in the Form N-CSR for the Fund for the most recent fiscal year [and the unaudited financial statements in the Form N-CSR for the

Fund for the most recent fiscal period] are incorporated by reference into this SAI. Copies of the Annual and Semi-Annual Reports and Form N-CSR for the Fund and the Prospectus for the Fund are available without charge and may be obtained by writing or calling the Fund at the address or telephone number printed above, or on the Fund’s website at www.dfinview.com/usrbcgam.

1

TABLE OF CONTENTS (continued)

2

INVESTMENT POLICIES

The investment objective and principal investment strategies of the Fund are set forth in the Fund’s Prospectus. This SAI contains supplemental information concerning certain types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies that the Fund may utilize, and certain risks attendant to such investments, policies and strategies. The investment objectives of the Fund are not fundamental and may, therefore, be changed by the Board of Trustees without shareholder approval.

ADDITIONAL INVESTMENT POLICIES FOR THE FUND:

Rule 2a-7 Standards. The Fund is managed in accordance with Rule 2a-7 (“Rule 2a-7”) under the Investment Company Act of 1940, as amended (the “1940 Act”), which imposes strict portfolio quality, maturity, diversification and liquidity standards on money market funds. The Trust’s Board of Trustees (the “Board of Trustees”) has adopted guidelines designed to ensure compliance with Rule 2a-7 by the Fund, and the Board oversees the day-to-day determinations by the Adviser that the Fund is in compliance with Rule 2a-7. In certain respects, as described below, the Fund is managed in accordance with standards that are stricter than those required by Rule 2a-7.

Credit Quality. The Fund may invest exclusively in U.S. dollar-denominated investments that present minimal credit risk and are within Rule 2a-7’s definition of “Eligible Securities.” Eligible Securities include securities that the Adviser determines to present minimal credit risk based on the analysis of certain factors as required by regulation.

Maturity. Each investment by the Fund must mature (or be deemed by Rule 2a-7 to mature) within 397 days of the date of investment. In addition, the Fund must maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life (portfolio maturity measured without reference to provisions that otherwise permit the maturity of certain adjustable-rate securities to be deemed to be “shortened” to their next interest rate reset date) of 120 days or less.

Diversification. Immediately after the purchase of any security by the Fund (other than a U.S. Government security), the Fund may not have invested more than 5% of its total assets in securities issued by the issuer, except for certain temporary investments. Immediately after the Fund acquires a security subject to a guarantee (other than a guarantee that is a U.S. Government security), not more than 10% of the Fund’s total assets may be invested in securities either issued or guaranteed by the guarantor.

Liquidity. The Fund may not invest more than 5% of its total assets (measured at the time of acquisition) in illiquid securities, as defined under Rule 2a-7. The Fund is required to invest at least 25% of its total assets (measured at the time of acquisition) in “daily liquid assets” and at least 50% of its total assets (measured at the time of acquisition) in “weekly liquid assets.” “Daily liquid assets” are cash (including demand deposits), direct obligations of the U.S. Government, securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day and amounts receivable and unconditionally due within one business day on pending sales of portfolio securities.

“Weekly liquid assets” are cash (including demand deposits), direct obligations of the U.S. Government, U.S. Government agency/instrumentality discount notes without payment of interest with remaining maturities of 60 days or less, securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within five business days and amounts receivable and unconditionally due within five business days on pending sales of portfolio securities.

Securities purchased by the Fund mature within 397 days from the date of purchase or carry variable or floating rates that are adjusted at least every 397 days and have demand features and other characteristics that under applicable law and interpretations of law permit the securities to be treated as if they mature in 397 days or less from the date of purchase.

DESCRIPTION OF SECURITIES AND INVESTMENT PRACTICES

COMMERCIAL PAPER. The term commercial paper generally refers to short-term unsecured promissory notes. Commercial paper may be issued by both foreign and domestic entities, which may include bank holding companies, corporations, special purpose corporations, financial institutions, and at times government agencies and financial instrumentalities. Investments in commercial paper may be in the form of discounted securities, be issued at par, and be variable rate demand notes and variable rate master demand notes, all with stated or anticipated maturities within 397 days. Commercial paper may be issued as taxable or tax-exempt securities. All commercial paper purchased by the Fund must meet minimum rating criteria for that Fund.

COUNTERPARTIES. The Fund is subject to the risk of the failure of any markets in which its positions trade, of its clearinghouses, of any counterparty or guarantor to the Fund’s transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

CYBERSECURITY. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cybersecurity failures or breaches by the Fund’s Adviser, and other service providers (including Fund accountants, custodians, transfer agents and administrators), and the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund and its service providers have established business continuity plans in the event of, and systems designed to reduce the risks associated with, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund and issuers in which the Fund invests. Moreover, there is a risk that cyber-attacks will not be detected. The Fund and its shareholders could be negatively impacted as a result.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES. The Fund may purchase when-issued securities and enter into agreements to purchase securities for a fixed price for settlement and delivery at a future date beyond the customary settlement time, and the transaction will be deemed not to involve a senior security, if (i) the Fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). The Fund may otherwise engage in such transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the Fund treats any such transaction as a “derivatives transaction” for purposes of compliance with the derivatives rule described in the “Legislation and Regulation Risks” section below. Purchasing forward commitments and securities on a when-issued basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund’s other assets. No income accrues on securities purchased on a when-issued basis prior to the time delivery of the securities is made. Investing in when-issued securities has the effect of (but is not the same as) leveraging the Fund’s assets. Although the Fund would generally purchase securities on a when-issued basis or enter into forward commitments with the intention of actually acquiring securities, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so. The Fund may realize short-term profits or losses upon such sales. Obligations purchased on a when-issued basis or held in the Fund’s portfolios are subject to changes in market value based not only upon the public’s perception of the creditworthiness of the issuer but also upon changes in the level of interest rates. In the absence of a change in credit characteristics, which, of course, will cause changes in value, the value of portfolio investments can be expected to decline in periods of rising interest rates and to increase in periods of declining interest rates.

If to achieve higher interest income, the Fund remains substantially fully invested at the same time that it has purchased obligations on a “when-issued” basis, there will be a greater possibility that the market value of the Fund’s assets will vary from $1.00 per share. However, the Fund does not believe that under normal circumstances its NAV or income will be affected by its purchase of obligations on a when-issued basis.

When payment is made for when-issued securities, the Fund will meet its obligations from its then available cash flow, sale of securities held in the separate account, sale of other securities or, although it would normally not expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Fund’s obligation). Sale of securities to meet these obligations would involve a greater potential for the realization of capital gains.

“To Be Announced” contracts or “TBA contracts” are forward contracts for the future purchase of “to be announced” debt obligations of the three U.S. government-sponsored agencies that issue or guarantee mortgage-backed securities. These bilateral contracts have two distinguishing features. First, the mortgage-backed securities to be bought or sold are not specified when the parties enter into the agreement. The parties agree on six general parameters of the debt obligations to be transferred: date, issuing agency, interest rate, maturity date, total face amount of the obligation and price. Then, immediately prior to the time of performance, the seller will specify how many and which securities will be used to satisfy the contract. Second, these contracts contemplate delayed delivery.

Forward contracts, including TBA contracts, and delayed-delivery transactions are subject to the risk that a counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, including making payments to the Fund. The Fund may obtain no or only limited recovery in a bankruptcy or other organizational proceedings, and any recovery may be significantly delayed. In addition, certain rules of the Financial Industry Regulation Authority (“FINRA”) include mandatory margin requirements that will require the Fund to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Fund’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Fund and add operational complexity.

ILLIQUID INVESTMENTS AND RESTRICTED SECURITIES. The Fund may invest up to 5% of its total assets in all forms of “illiquid” investments and may invest without limitation in “restricted” securities, including unregistered commercial paper, which the Adviser, pursuant to liquidity standards established by the Board of Trustees, has determined are liquid. For the purposes of the Fund, an investment is generally deemed to be “illiquid” if it cannot be sold or disposed of within seven days in the ordinary course of business at approximately the price at which the Fund is valuing the investment. Illiquid securities include repurchase agreements and time deposits with notice/termination dates of more than seven days, certain variable-amount master demand notes that cannot be called within seven days, certain insurance funding agreements, certain unlisted OTC options and other securities that are traded in the U.S. but are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Fund. The continued viability of a market is dependent upon the willingness of market participants to purchase such securities. Securities that are liquid may become illiquid.

All money market funds are required to comply with SEC requirements with respect to liquidity of the funds’ investments. Specifically, taxable money market funds, including the Fund, are required to hold at least 25% of their total assets in “daily liquid assets” and all money market funds are currently required to hold at least 50% of their total assets in “weekly liquid assets.” Daily liquid assets include cash (including demand deposits), direct obligations of the U.S. Government, securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day and amounts receivable and unconditionally due within one business day on pending sales of portfolio securities. Weekly liquid assets include cash (including demand deposits), direct obligations of the U.S. Government, agency discount notes without payment of interest with remaining maturities of 60 days or less, securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within five business days and amounts receivable and unconditionally due within five business days on pending sales of portfolio securities.

“Restricted securities” are securities which were originally sold in private placements, and which have not been registered under the 1933 Act. These securities generally have been considered illiquid by the staff of the SEC, since the securities may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. However, the SEC has acknowledged that a market exists for certain restricted securities (for example, securities qualifying for resale to certain “qualified institutional buyers” pursuant to Rule 144A under the 1933 Act, and certain types of commercial paper). Additionally, the Adviser believes that a similar market exists for commercial paper issued pursuant to the private placement exemption of Section 4(a)(2) of the 1933 Act. The Fund may invest without limitation in these forms of restricted securities if the securities are deemed by the Adviser to be liquid in accordance with liquidity guidelines established by the Board of Trustees. Investing in restricted securities could have the effect of increasing the level of the Fund’s illiquidity to the extent that qualified purchasers of the securities become, for a time, uninterested in purchasing these securities.

Liquidity risk exists when particular investments are or become difficult to purchase or sell at the price at which the Fund has valued the security, whether because of current market conditions, the financial condition of the issuer, or the specific type of investment. If the market for a particular security becomes illiquid (for example, due to changes in the issuer’s financial condition), the Fund may be unable to sell such security at an advantageous time or price due to the difficulty in selling such securities. Additionally, the market for certain equity or debt securities may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer.

INFLATION/DEFLATION RISK. The Fund may be subject to inflation and deflation risk. Inflation risk is the risk that the present value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets can decline. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s assets.

INVESTMENT COMPANIES. The Fund may purchase securities issued by other investment companies. The Fund will limit its investments in accordance with restrictions imposed by the 1940 Act so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund; and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned in the aggregate by the Fund. These limitations do not apply to investments in securities of companies that are excluded from the definition of an investment company under the 1940 Act. These restrictions do not apply to investments by the Fund in investment companies that are money market mutual funds to the extent that those investments are made in accordance with applicable exemptive rules or other authority.

In accordance with Section 12(d)(1)(F) of the 1940 Act, the Fund may invest in underlying funds in excess of the 5% and 10% limits described above as long as the Fund (and all of is affiliated persons, including the Adviser) do not acquire more than 3% of the total outstanding stock of such underlying fund. If the Fund seeks to redeem shares of an underlying fund purchased in reliance on Section 12(d)(1)(F), the underlying fund is not obligated to redeem an amount exceeding 1% of the underlying fund’s outstanding shares during a period of less than 30 days.

In addition, Rule 12d1-4 under the 1940 Act allows the Fund to acquire shares of an underlying fund in excess of the limits described above. Fund of funds arrangements relying on Rule 12d1-4 are subject to several conditions, certain of which are specific to the Fund’s position in the arrangement (i.e., as an acquiring or acquired fund). Notable conditions include those relating to: (i) control and voting that prohibit an acquiring fund, its investment adviser (or a sub-adviser) and their respective affiliates from beneficially owning more than 25% of the outstanding voting securities of an unaffiliated acquired fund; (ii) certain required findings relating to complexity, fees and undue influence (among other things); (iii) fund of funds investment agreements; and (iv) general limitations on an acquired fund’s investments in other investment companies and private funds to no more than 10% of the acquired fund’s assets, except in certain circumstances. To the extent the Fund is an acquired fund in reliance on Rule 12d1-4, the limitations placed on acquired funds under Rule 12d1-4 may limit or restrict the Fund’s ability to acquire certain investments.

As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of that company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne indirectly by shareholders.

The Fund’s investments in investment companies may include various exchange-traded funds (“ETFs”), subject to the Fund’s investment objective, policies, and strategies as described in the Prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.

In addition, investments in ETFs involve the risk that the market prices of ETF shares will fluctuate, sometimes rapidly and materially, in response to changes in the ETF’s NAV, the value of ETF holdings, and supply and demand for ETF shares. Although the creation/redemption feature of ETFs generally makes it more likely that ETF shares will trade close to NAV, market volatility, lack of an active trading market for ETF shares, disruptions at market participants (such as Authorized Participants or market makers) and any disruptions in the ordinary functioning of the creation/redemption process may result in ETF shares trading significantly above (at a “premium”) or below (at a “discount”) NAV. Significant losses may result when transacting in ETF shares in these and other circumstances. Neither the Adviser, nor the Trust can predict whether ETF shares will trade above, below or at NAV. An ETF’s investment results are based on the ETF’s daily NAV. Investors transacting in ETF shares in the secondary market, where market prices may differ from NAV, may experience investment results that differ from results based on the ETF’s daily NAV.

LEGISLATION AND REGULATION RISKS. Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects. Actions by governmental entities may also impact certain instruments in which the Fund invests.

For example, certain instruments in which the Fund may invest have relied in some fashion upon LIBOR. LIBOR collectively refers to several interbank reference rates that function as a reference rate or benchmark for many investments, securities and transactions. As a result of benchmark reforms, publication of all LIBOR settings has ceased. Public and private sector actors have worked to establish alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR which may affect the value, volatility, liquidity or return on certain of the Fund’s loans, notes, derivatives and other instruments or investments comprising some or all of the Fund’s investments and result in costs incurred in connection with changing reference rates used for positions, closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain, and they may vary depending on factors that include: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of the Fund’s investments may have involved individual contracts that had no existing fallback provision or language that contemplates the discontinuation of LIBOR, and in connection with the transition away from LIBOR, those investments could experience increased volatility or reduced liquidity as a result of the transition process. In addition, interest rate provisions included in such contracts may need to be renegotiated in contemplation of the transition away from LIBOR. The transition may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund. However, it is not possible to predict the full effect of these changes on the Fund’s investments and, as such, the potential effect and ultimate outcome of any such event on the Fund cannot yet be determined.

Rule 18f-4 under the 1940 Act regulates the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies and replaces guidance of the SEC and its staff regarding asset segregation and cover transactions previously applicable to the Fund’s derivatives and other transactions. The Fund’s trading of derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) is now subject to a value-at-risk (“VaR”) leverage limit and certain derivatives risk management program and reporting requirements. Generally, these requirements apply unless the Fund qualifies as a “limited derivatives user,” as defined in the Rule 18f-4. Under Rule 18f-4, when the Fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Fund’s asset coverage ratio or treat all such transactions as derivatives transactions. Reverse repurchase agreements or similar financing transactions aggregated with other indebtedness do not need to be included in the calculation of whether the Fund is a limited derivatives user, but for funds subject to the VaR testing, reverse repurchase agreements and similar financing transactions must be included for purposes of such testing whether treated as derivatives transactions or not. The SEC also provided guidance in connection with the rule regarding use of securities lending collateral that may limit the Fund’s securities lending activities. In addition, the Fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that (i) the Fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). The Fund may otherwise engage in such transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the Fund treats any such transaction as a “derivatives transaction” for purposes of compliance with the rule. Furthermore, under the rule, the Fund will be permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the Fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. These requirements may limit the ability of the Fund to use derivatives and reverse repurchase agreements and similar financing transactions as part of its investment strategies. These requirements may increase the cost of the Fund’s investments and cost of doing business, which could adversely affect investors.

Governmental and quasi-governmental authorities throughout the world have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. For example, in response to the outbreak of COVID-19, a novel coronavirus disease, the U.S. Government passed the Coronavirus Aid, Relief and Economic Security Act (CARES Act) in March 2020, which established loan programs for certain issuers impacted by COVID-19. Among other conditions, borrowers under these loan programs are generally restricted from paying dividends. The adoption of any future legislation could further limit or restrict the ability of issuers to pay dividends. There can be no guarantee that the CARES Act or other economic stimulus bills (within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. More recently, in response to rising global inflation, the Federal Reserve raised interest rates. To the extent the

Federal Reserve continues to change interest rates, the Fund may be subject to heightened levels of interest rate risk. Changes in inflation rates may also adversely affect market and economic conditions as well as an investment in the Fund. Government efforts to support the economy and financial markets may increase the risk that asset prices have a higher degree of correlation than historically seen across markets and asset classes. Furthermore, there is no guarantee that actions taken by the Federal Reserve and other governmental bodies to reduce inflation will be effective. In addition, an unexpected or quick reversal of such policies could increase volatility in securities markets, which could adversely affect the Fund’s investments.

Regulation as a Bank Holding Company. The Adviser is a subsidiary of the Royal Bank of Canada, certain subsidiaries of which may be Bank Holding Companies (a “BHC”) under the U.S. Bank Holding Company Act of 1956, as amended (the “BHCA”). The activities of BHCs and their affiliates are subject to certain restrictions imposed by the BHCA and related regulations. As an affiliate of the Royal Bank of Canada, the Adviser is subject to these restrictions. Under certain circumstances, the Adviser may be deemed to “control” the Fund within the meaning of the BHCA and therefore certain of these restrictions could apply to the Fund as well. These restrictions may materially adversely affect the Fund, among other ways, by imposing restrictions on certain of the Fund’s investments; restricting the ability of the Adviser, or its affiliates to invest in the Fund; or affecting the ability of the Adviser to pursue certain strategies within the Fund’s investment program. Under certain circumstances, the Fund may be limited in the amount it may invest in portfolio companies to five percent of the portfolio’s company’s voting securities. In addition, if the Adviser or an affiliate provides seed capital to the Fund and the Fund cannot gain sufficient outside investment after of its initial seeding period, then the Fund may be forced to cease investment operations.

MARKET RISK. One or more markets in which the Fund invests may go down in value, sometimes sharply and unpredictably, and the value of the Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices, and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease (such as COVID-19, avian influenza or H1N1/09), epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of the Fund. Such events may result in, among other things, closing borders, exchange closures, health screenings, healthcare service delays, quarantines, cancellations, supply chain disruptions, lower consumer demand, market volatility, inflation/deflation and general uncertainty. Such events could adversely impact issuers, markets and economies over the short-and long-term, including in ways that cannot necessarily be foreseen. The Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for the Fund’s operations.

International trade tensions may arise from time to time which could result in trade tariffs, export controls, embargoes or other restrictions or limitations on trade. The imposition of any actions on trade could trigger a significant reduction in international trade, an oversupply of certain manufactured goods, substantial price reductions of goods, possible failure of individual companies or industries, slower economic growth or recession, inflation, significant currency fluctuations, increased unemployment or market volatility, any of which could have a negative impact on the Fund’s performance. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to retaliatory actions by other countries and an escalation of trade barriers, and could heighten the aforementioned risks to the Fund.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Fund and issuers in which they invest. For example, if a bank in which the Fund or issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer fails, the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by issuers in which the Fund invests remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.

Russia’s military invasion of Ukraine in February 2022, responses by the United States and other countries to the invasion and the potential for wider conflict have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals that, among other restrictions, prohibit companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These and potential similar future sanctions may limit the potential universe of securities in which the Fund may invest and may require the Fund to freeze or divest its existing investments in a company that becomes subject to such restrictions. A number of large corporations and U.S. states have also announced plans to divest interests or otherwise curtail business dealings with certain Russian businesses. The extent and duration of Russia’s military actions and the repercussions of such actions, including any retaliatory actions or countermeasures that may be taken by Russia or others subject to sanctions (such as cyberattacks on other governments, corporations or individuals) are unpredictable, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These events could negatively affect the Fund’s performance. Additionally, Russia recently took actions that impact the custody of securities of Russian issuers and may be detrimental to the Fund’s ability to locate and recover such securities. Russia may continue to take similar actions in the future.

Changing interest rates may have unpredictable effects on markets, including market volatility and reduced liquidity, and may adversely affect the Fund’s yield, income and performance.

Interest rates and bond yields in the United States and many other countries were, until recently, at or near historic lows, and in some cases, such rates and yields were negative. During periods of low interest rates, the Fund’s susceptibility to interest rate risk (i.e., the risks associated with changes in interest rates) may be magnified, its yield and income may be diminished, and its performance may be adversely affected (e.g., during periods of low interest rates, the Fund may be unable to maintain positive returns). Investments in certain debt securities will be especially subject to the risk that, during certain periods, the liquidity of markets for securities of particular issuers or industries, or all securities within a particular investment category, may be negatively impacted or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

MUNICIPAL BONDS AND NOTES. Municipal bonds are issued to obtain funds for various public purposes. They are generally classified as general obligation bonds or revenue bonds. General obligation bonds are issued by states or municipal subdivisions such as counties, cities, towns, school districts, and special districts. General obligation bonds are secured by the full faith, credit, and taxing power of the issuer. For municipal subdivisions this includes a pledge of ad valorem property taxes.

Revenue bonds are payable solely from a particular stream of revenues from a project, enterprise, loan program, or special tax. Such projects and enterprises include toll roads, water and sewer systems, electric systems, ports, airports, state universities, and community colleges. Lease revenue bonds and certificates of participation are secured by lease rental payments made by states or municipalities, often from their general revenues. Revenue bonds also include loans to not-for-profit entities such as private colleges, hospitals, and healthcare systems, which are secured solely by repayments by those entities. Industrial development and pollution control revenue bonds are secured by loans to corporations, which are solely responsible for repayment.

Notes are temporary borrowings by state and local governments, usually for periods of less than 13 months. Bond anticipation notes are used to temporarily finance capital projects and are expected to be repaid through the issuance of long-term bonds. Other types of notes are used to even out cash flows throughout the year. These include tax anticipation, revenue anticipation, and grant anticipation notes. Such notes are repaid from the collection of the various sources of revenues.

Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently, and these and other municipalities could, potentially, continue to experience significant financial problems resulting from lower tax revenues and/or decreased aid from state and local governments in the event of an economic downturn. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

Although the interest on most municipal bonds and notes is exempt from federal income taxes, some are not eligible for this exemption. Some of these were issued for purposes which do not qualify for tax-exempt treatment. Others, known as Build America Bonds, were issued under a federal government program in 2009 and 2010. The federal government provides a partial interest subsidy to the issuer of these bonds. These payments are not considered to be a partial guarantee by the U.S. Government of these bonds.

Legislation to restrict or eliminate the federal income tax exemption for interest on certain municipal obligations that may be purchased by the Fund may be introduced in the future by Congress or by state legislatures. If enacted, any such legislation could adversely affect the availability of municipal obligations for the Fund’s portfolio. Upon the effectiveness of any legislation that materially affects the Fund’s ability to achieve its investment objectives, the Board of Trustees of the Trust will reevaluate the Fund’s investment objectives and submit to its shareholders for approval necessary changes in its objectives and policies.

MUNICIPAL VARIABLE RATE DEMAND OBLIGATIONS. Variable Rate Demand Obligations (VRDOs) are financial instruments whose yield is reset on a regular basis, usually daily or weekly. Rates are adjusted to bring them in line with the current level of interest rates and current market supply and demand dynamics. VRDOs also have a put feature whereby the investor may, at his option, return the instrument to the issuer or its agent at face value plus accrued interest. Such puts can usually be made either on a same-day basis or with one week notice. Although the underlying bond usually has a maturity that exceeds the 397 day maximum investment term of money market funds, the interest reset and put features of VRDOs are intended to provide the investor with many of the characteristics of short maturity securities. In many cases, interest and scheduled principal payments of VRDOs are guaranteed by a bank or insurance company under a letter of credit or insurance guarantee. Also, the ability of the issuer to repay the investor when the VRDOs are put back may be guaranteed under a letter of credit or liquidity agreement by a bank or other financial institution. In such cases the Fund may rely on the financial strength of the bank or financial institution for payment rather than on the issuer.

The absence of an active secondary market for certain variable rate obligations could make it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaults during periods in which the Fund is not entitled to exercise its demand rights.

OPERATIONAL PROCESSES. The Fund’s investments may be adversely affected due to the operational process of the Fund’s service providers, including the Adviser, transfer agent, custodian or administrator. The Fund may be subject to losses arising from inadequate or failed internal controls, processes and systems, or from human or external events. The use of certain investment strategies that involve manual or additional processing increases these risks. Although the Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Fund and its shareholders could be negatively impacted as a result.

In addition, the Fund may rely on various sources to calculate its NAV. Therefore, the Fund is subject to certain operational risks associated with reliance on third party service providers and data sources. NAV calculation may be impacted by operational risks arising from factors such as failures in systems and technology. Such failures may result in delays in the calculation of the Fund’s NAV and/or the inability to calculate NAV over extended time periods. The Fund may be unable to recover any losses associated with such failures.

REPURCHASE AGREEMENTS. The Fund may invest in securities subject to repurchase agreements with certain U.S. banks or broker-dealers. Such agreements may be considered to be loans by the Fund for the purpose of the 1940 Act. A repurchase agreement is a transaction in which the seller of a security or instrument commits itself at the time of the sale to repurchase that security or instrument from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security or instrument subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security or instrument. These agreements permit the Fund to earn income for periods as short as overnight. For purposes of the 1940 Act, repurchase agreements may be considered to be loans by the purchaser collateralized by the underlying securities or instruments. These agreements will be fully collateralized at all times and the collateral will be marked-to-market daily. The Fund will enter into repurchase agreements only with brokers, dealers or banks that meet the Adviser’s credit guidelines, including the Federal Reserve Bank of New York.

In December 2023, the SEC adopted rule amendments providing that any covered clearing agency (“CCA”) for U.S. Treasury securities require its direct participants (which generally would be a bank or broker-dealer) to submit for clearance and settlement all eligible secondary market transactions in U.S. Treasury securities to which the direct participant is a counterparty. The clearing mandate includes in its scope all repurchase or reverse repurchase agreements of such direct participants collateralized by U.S. Treasury securities (collectively, “Treasury repo transactions”) of a type accepted for clearing by a registered CCA, including both bilateral Treasury repo transactions and triparty Treasury repo transactions where a bank agent provides custody, collateral management and settlement services.

The Treasury repo transactions of registered funds with any direct participants of a CCA will be subject to the mandatory clearing requirement.

Market participants, absent an exemption, will be required to clear Treasury repo transactions under the rule as of June 30,2027. The clearing mandate is expected to result in the Fund being required to clear all or substantially all of its Treasury repo transactions as of the compliance date, and the Fund may incur costs in connection with entering into new agreements (or amending existing agreements) with direct participants of a CCA and potentially other market participants and taking other actions to comply with the new requirements. In addition, upon the compliance date taking effect, the costs and benefits of entering into Treasury repo transactions to the Fund may be impacted as compared to Treasury repo transactions the Fund may enter prior to the compliance date. The Adviser will monitor developments in the Treasury repo transactions market as the implementation period progresses.

For the Fund, the Adviser will monitor collateral composition and the value of the underlying security or instrument at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the security or instrument always equals or exceeds the repurchase price. Collateral composition may vary for repurchase agreements. All repurchase agreement counterparties for the Fund will be approved consistent with the Adviser’s policies and procedures. In the event of default by the seller under the repurchase agreement, the Fund may have problems in exercising its rights to the underlying securities or instruments and may incur costs and experience time delays in connection with the disposition of such securities or instruments. As a non-fundamental policy, the Fund will not invest more than 5% of its total assets in repurchase agreements maturing in more than seven days and other illiquid investments.

REVERSE REPURCHASE AGREEMENTS.

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security to another party, such as a bank or a broker-dealer, in exchange for cash, and agrees to repurchase the security at an agreed-upon time and price. Reverse repurchase agreements involve the possible risk that the value of portfolio securities the Fund relinquishes may decline below the price the Fund must pay when the transaction closes. All reverse repurchase agreement counterparties will be approved consistent with the Adviser’s policies and procedures, as applicable and may be utilized for short-term borrowing or temporary redemption purposes and may be utilized for short-term borrowing or temporary redemption purposes. Engaging in reverse repurchase transactions may increase fluctuations in the market value of the Fund’s assets or yield. These transactions may be treated as borrowing by the Fund and may be deemed to create leverage, in that the Fund may reinvest the cash it receives in additional securities. Borrowings may magnify the potential for gain or loss on amounts invested resulting in an increase in the speculative character of the Fund’s outstanding shares. In addition, reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund).

U.S. GOVERNMENT SECURITIES. U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (“Government Obligations”). Government Obligations are backed in a variety of ways by the U.S. Government or its agencies or instrumentalities. The Government Obligations in which the Fund may invest include:

●	Direct obligations of the U.S. Treasury, such as U.S. Treasury bills, which have a maturity of up to one year, and notes and bonds, which have longer maturities;

●

Notes, bonds and discount notes issued and guaranteed by U.S. Government agencies and instrumentalities supported by the full faith and credit of the United States, such as mortgage-backed certificates issued by Ginnie Mae;

●

Notes, bonds and discount notes of U.S. Government agencies or instrumentalities which are able to borrow from the U.S. Treasury, subject to certain limits, such as obligations of the Federal Home Loan Bank;

●

Notes, bonds and discount notes of other U.S. Government instrumentalities backed by the credit of the agency or instrumentality issuing the obligation, and in certain circumstances, also supported by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and

●

Other obligations backed only by the credit of the agency or instrumentality issuing the obligation, such as obligations of the Federal Farm Credit Banks. In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

In none of these cases, however, does the U.S. Government guarantee the value or yield of the Government Obligations themselves or the NAV of any Fund’s shares.

On September 6, 2008, Fannie Mae and Freddie Mac were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”) to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving Fannie Mae and Freddie Mac’s assets and property and putting Fannie Mae and Freddie Mac in a sound and solvent condition. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced.

On September 7, 2008, the U.S. Treasury announced steps taken by it in connection with the conservatorship. Among other things, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement (“SPA”) with each of Fannie Mae and Freddie Mac pursuant to which the U.S. Treasury has become the holder of a new class of senior preferred stock of each of Fannie Mae and Freddie Mac to maintain a positive net worth in each enterprise. The conditions attached to entering into the SPAs place significant restrictions on the activities of Freddie Mac and Fannie Mae. Freddie Mac and Fannie Mae must obtain the consent of the U.S. Treasury to, among other things, (i) make any payment to purchase or redeem its capital stock or pay any dividend other than in respect of the senior preferred stock, (ii) issue capital stock of any kind, (iii) terminate the conservatorship of the FHFA except in connection with a receivership, or (iv) increase its debt beyond certain specified levels. Under a letter agreement entered into in January 2021, each enterprise is permitted to retain earnings and raise private capital to enable them to meet the minimum capital requirements under the FHFA’s Enterprise Regulatory Capital Framework (“ERCF”). The letter agreement also permits each enterprise to develop a plan to exit conservatorship but may not do so until litigation involving the conservatorships is resolved and each enterprise has the minimum capital required by FHFA’s rules. In addition, significant restrictions are placed on the maximum size of each of Freddie Mac’s and Fannie Mae’s respective portfolios of mortgages and mortgage-backed securities, and the purchase agreements entered into by Freddie Mac and Fannie Mae provide that the maximum size of their portfolios of these assets must decrease by a specified percentage each year. The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things) the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in its role as conservator, the restrictions placed on Freddie Mac’s and Fannie Mae’s operations and activities as a result of the senior preferred stock investment made by the U.S. Treasury, market responses to developments at Freddie Mac and Fannie Mae, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any mortgage-backed securities guaranteed by Freddie

Mac and Fannie Mae, including any such mortgage-backed securities held by a fund. Under amendments to the ERCF, Fannie Mae and Freddie Mac have published capital disclosures which provide additional information about their capital position and capital requirements on a quarterly basis since the first quarter of 2023 and delivered their first capital plans to FHFA in May 2023. The FHFA finalized amendments to certain provisions of the ERCF in November 2023 that modify various capital requirements for Freddie Mac and Fannie Mae. The future status and role of Fannie Mae and Freddie Mac could be impacted by (among other things) the actions taken and restrictions placed on Fannie Mae and Freddie Mac by the FHFA in its role as conservator, the restrictions placed on Fannie Mae’s and Freddie Mac’s operations and activities as a result of the senior preferred stock investment made by the U.S. Treasury, market responses to developments at Fannie Mae and Freddie Mac, and the future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any mortgage-backed securities guaranteed by Fannie Mae and Freddie Mac, including any such mortgage-backed securities held by the Fund. Congress has recently considered, and may consider in the future, proposals to reduce the U.S. government’s role in the mortgage market and to wind down or restructure the operations of both Fannie Mae and Freddie Mac. The ERCF requires Fannie Mae and Freddie Mac, upon exit from conservatorship, to maintain higher levels of capital than prior to conservatorship to satisfy their risk-based capital requirements, leverage ratio requirements and prescribed buffer amounts. Should the federal government adopt any such proposal, the value of the Fund’s investments in securities issued by Fannie Mae or Freddie Mac would be impacted.

Any downgrade of the credit rating of the securities issued by the U.S. Government may result in a downgrade of securities issued by its agencies or instrumentalities, including government sponsored entities. Under the direction of the FHFA, Fannie Mae and Freddie Mac have entered into a joint initiative to develop a common securitization platform for the issuance of a uniform mortgage-backed security (the “Single Security Initiative”) that aligns the characteristics of Fannie Mae and Freddie Mac certificates. The Single Security Initiative was implemented in June 2019, and the effects it may have on the market for mortgage-backed securities are uncertain.

INVESTMENT RESTRICTIONS

The following restrictions are fundamental policies of the Fund and, except as otherwise indicated, may not be changed with respect to the Fund without the approval of a majority of the outstanding voting securities of that Fund which, as defined in the 1940 Act, means the lesser of (1) 67% of the shares of such Fund present at a meeting if the holders of more than 50% of the outstanding shares of such Fund are present in person or by proxy, or (2) more than 50% of the outstanding voting shares of such Fund.

(1)

The Fund is an open-end management investment company, and the Fund has elected to be classified as a diversified series. The Fund will invest its assets only in a manner consistent with the classification of a diversified series under applicable law.

(2)

The Fund will not borrow money, except as permitted under the 1940 Act and the rules and regulations thereunder, or as may otherwise be permitted from time to time by a regulatory authority having jurisdiction.

(3)

The Fund will not issue any class of senior securities, except as permitted under the 1940 Act and the rules and regulations thereunder, or as may otherwise be permitted from time to time by a regulatory authority having jurisdiction.

(4)

The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter under applicable laws in connection with the disposition of portfolio securities.

(5)

The Fund will not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest, deal or otherwise engage in transactions in real estate or interests therein.

(6)

The Fund will not make loans, except as permitted under, or to the extent not prohibited by, the 1940 Act and the rules and regulations thereunder, or as may otherwise be permitted from time to time by a regulatory authority having jurisdiction.

(7)

The Fund will not concentrate its investments in the securities of issuers primarily engaged in the same industry, as that term is used in the 1940 Act and as interpreted or modified from time to time by a regulatory authority having jurisdiction, except that this restriction will not apply to the Fund’s investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

(8)

The Fund will not purchase or sell physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act and the rules and regulations thereunder, or as may otherwise be permitted from time to time by a regulatory authority having jurisdiction.

SUPPLEMENTAL CLARIFICATION OF CERTAIN FUNDAMENTAL INVESTMENT POLICIES/RESTRICTIONS

The Fund is a diversified fund and as such is subject to the diversification requirements of the 1940 Act. Current 1940 Act diversification requirements require that with respect to 75% of the assets of the Fund, the Fund may not invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of any one issuer, except cash or cash items, obligations of the U.S. Government, its agencies and instrumentalities, and securities of other investment companies. As for the other 25% of the Fund’s assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in securities of any one issuer. Investments not subject to the limitations described above could involve an increased risk to the Fund should an issuer be unable to make interest or principal payments or should the market value of such securities decline.

For the purposes of fundamental policy number 1, the Fund intends to comply with the diversification requirements imposed by Rule 2a-7 of the 1940 Act.

For purposes of investment restriction number 7, public utilities are not deemed to be a single industry but are separated by industrial categories, such as telephone or gas utilities. For the Fund, where a municipal obligation is backed only by the assets and revenues of a non-government user, such user is deemed to be the issuer and is subject to industry concentration limit.

For purposes of the fundamental investment policies regarding industry concentration, “to concentrate” generally means to invest more than 25% of the Fund’s total assets, taken at market value at the time of investment. For purposes of the fundamental investment policy regarding industry concentration, the Advisor may classify issuers by industry in accordance with classifications set forth in Bloomberg or the Global Industry Classification Standard (GICS).

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The Fund is subject to restrictions and policies that are not fundamental and may, therefore, be changed by the Board of Trustees without shareholder approval. These non-fundamental policies/restrictions are described below.

The Fund may not pledge, mortgage, or hypothecate its assets, except to secure permitted borrowings. The Fund may not invest more than 5% of its assets in all forms of illiquid securities, as set forth in this SAI under “Description of Other Securities and Investment Practices—Illiquid Investments and Restricted Securities.”

The Fund has adopted a non-fundamental investment policy pursuant to Rule 35d-1 of the 1940 Act whereby, under normal circumstances, at least 80% of its assets must be invested in U.S. Government Securities (defined above) and in repurchase agreements secured by them. Assets, for purposes of Rule 35d-1, are defined as net assets plus the amount of any borrowings for investment purposes. The Fund does not intend to borrow for investment purposes. However, under normal market conditions, the Adviser will attempt to keep substantially all of the Fund’s assets invested in these instruments. The Fund has also adopted a policy to provide shareholders with at least 60 days’ notice in the event of a planned change in its 80% policy. Any such notice to shareholders will meet the requirements of Rule 35d-1(c) of the 1940 Act. For purposes of the 80% policy, the Fund may “look through” a repurchase agreement to the collateral underlying the agreement and apply the repurchase agreement toward the 80% investment requirement based on the type of securities comprising its collateral.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Purchases

Neither the Fund nor the entities that provide services to it (the “Fund Complex”) will be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. The Fund Complex cannot process transaction requests that are not completed properly. Examples of improper transaction requests may include lack of a signature guarantee when required, lack of proper signatures on a redemption request or a missing social security or tax ID number. If you use the services of any other broker to purchase or redeem shares of the Fund, that broker may charge you a fee. Shares of the Fund may be purchased directly from the Fund without this brokerage fee. Each order accepted will be fully invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified, at the NAV per share next effective after the order is accepted by the Fund.

Each investment is confirmed by a year-to-date statement that provides the details of the immediate transaction, plus all prior transactions in your account during the current year. This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share, and the aggregate shares owned. A transcript of all activity in your account during the previous year will be furnished each January. By retaining each annual summary and the last year-to-date statement, you have a complete detailed history of your account, which provides necessary tax information. A duplicate copy of a past annual statement is available from the Fund’s transfer agent or your financial consultant at its cost, subject to a minimum charge of $5 per account, per year requested.

The shares you purchase are held by the Fund in an open account, thereby relieving you of the responsibility of providing for the safekeeping of a negotiable share certificate. The Fund reserves the right in its sole discretion to redeem shares involuntarily or to reject purchase orders when, in the judgment of Fund management, such withdrawal or rejection is in the best interest of the Fund and its shareholders. The Fund also reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons, which includes Fund shareholders who hold shares through other financial intermediaries.

The Fund reserves the right to refuse to accept orders for shares of the Fund unless accompanied by payment, but may choose not to refuse the order if indemnified against losses resulting from the failure of investors to make payment. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. To recover any such loss, the Fund reserves the right to redeem shares by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted from placing further orders.

Sales (Redemptions)

The Fund Complex will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. The Fund Complex cannot process transaction requests that are not completed properly.

In case of emergencies or other unusual circumstances, the Fund may suspend redemptions or postpone payment for more than one business day, as permitted by law. The Fund must receive an endorsed share certificate with a signature guarantee, where a certificate has been issued. Transmissions are made by mail unless an expedited method has been authorized and properly specified in the redemption request. In the case of redemption requests made within 15 calendar days of the date of purchase, the Fund may delay transmission of proceeds until it is certain that unconditional payment has been collected for the purchase of shares being redeemed or 15 calendar days from the date of purchase, whichever occurs first. You can avoid this delay by purchasing shares with a federal fund wire. The Telephone/Fund Web Site Redemption Service may only be used for non-certificated shares held in an open account. The Fund may pay such redemption by wire or check at the Fund’s option, and reserve the right to refuse a telephone or fund website redemption request. The Fund may reduce or waive the charge for wiring redemption proceeds in connection with certain accounts. This fee is currently $15, but is subject to change without prior notice.

Due to the high cost of maintaining smaller accounts, the Fund has retained the authority to close shareholder accounts whose value falls below the current minimum initial investment requirement at the time of initial purchase as a result of redemptions but not as the result of market action. An account may be closed if the account value remains below this level for 60 days after each such shareholder account is mailed a notice of: (1) the Fund’s intention to close the account, (2) the minimum account size requirement, and (3) the date on which the account will be closed if the minimum requirement is not met. Since the minimum investment amount and the minimum account size are the same, any redemption from an account containing only the minimum investment amount may result in redemption of that account.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund’s NAV during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund may redeem the excess in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under “Pricing of Fund Shares” in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

Additional Information Regarding Sales (Redemptions) of the Fund

The Fund intends to pay redemption proceeds promptly. If your request for redemption is received in good order before the Fund’s NAV calculation time, the Fund will normally make payment to you in satisfaction thereof on the same business day, and if the Fund receives your request after the Fund’s NAV calculation time, the Fund will normally make payment to you in satisfaction thereof on the next business day, except as described below.

In the unlikely event that (a) the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or (b) the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Fund’s Board of Trustees or (c) the Fund’s Board of Trustees, including a majority of trustees who are not interested persons of the Fund as defined in the 1940 Act, determines that such a deviation is likely to occur, and the Board of Trustees, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s Board of Trustees has the authority to suspend redemptions of Fund shares.

The Fund may suspend the right of redemption or postpone the date of payment for shares during any period when: (a) the SEC has by order permitted such suspension; or (b) an emergency exists as a result of which: (i) disposal by the Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the fair market value of its net assets. The Fund may redeem shares involuntarily if redemption appears appropriate in light of the Trust’s responsibilities under the 1940 Act.

The Fund may delay redemptions beyond the period set forth in the Prospectus upon the following events: (a) non-routine closure of the Fedwire or applicable Federal Reserve Banks; (b) closure of the NYSE other than for customary weekend and holiday closings or restriction of trading on the NYSE; (c) declaration by the SEC of an emergency or that trading be restricted; or (d) as part of a necessary liquidation of the Fund, for any period during which the Fund has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws.

Pursuant to the rules under the 1940 Act that govern the operations of the Fund as a money market fund, the Fund could in the future (subject to Board approval and prior notice to shareholders) impose liquidity fees on all redemptions.

Shares

Each of the Institutional Class 3 shares of the Fund are sold on a continuous basis by the Fund’s Distributor, and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. There is no minimum requirement for subsequent investment for all shares of the Fund.

EXCHANGE OF FUND SHARES

Institutional Class 3 shares of the Fund are not eligible to be exchanged for shares of other RBC Funds.

The Trust may terminate or amend the terms of the exchange privilege as to any Fund at any time upon 60 days’ notice to shareholders.

MANAGEMENT

TRUSTEES AND OFFICERS

The Board of Trustees governs the Trust and is responsible for protecting the interests of shareholders. The Board of Trustees is composed of experienced business persons who meet throughout the year to establish the Fund’s policies and oversee the management of the Fund. In addition, the Trustees review contractual arrangements with companies that provide services to the Trust and review the Fund’s performance.

The Role of the Board

Overall responsibility for overseeing and managing the business and affairs of the Trust rests with its Board of Trustees. Like most mutual funds, the day-to-day management and operation of the Trust is performed by various service providers to the Trust, such as the Adviser, the Distributor, the Administrator, the custodian and the transfer agent. The Board of Trustees has appointed senior employees of certain of these service providers as officers of the Trust, with responsibility for supervising actively the day-to-day operations of the Trust and reporting back to the Board. The Board of Trustees has also appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board on compliance matters. From time to time, one or more members of the Board of Trustees may meet with management in less formal settings, between scheduled Board meetings, to discuss various topics. In all cases, however, the role of the Board of Trustees and any individual Trustee is one of oversight and not of active management of the day-to-day operations or affairs of the Trust.

Board Structure and Leadership

The Board of Trustees has five standing committees: an Audit Committee, a Nominating Committee, a Corporate Governance Committee, a Valuation, Portfolio Management and Performance Committee, and a Compliance Committee. The committee structure enables the Board to manage efficiently and effectively the large volume of information relevant to the Board’s oversight of the Fund. The Board is composed of nine trustees, and eight of the nine Trustees are not “interested persons” of the Trust as that term is defined by the 1940 Act (the “Independent Trustees”). The Board believes that the number of Trustees is adequate for the number of Funds overseen by the Board and the current size of the Board is conducive to Board interaction, debate and dialogue which results in an effective decision making body. The Independent Trustees have engaged their own independent legal counsel to advise them on matters relating to their responsibilities in connection with the Trust. The Chairman of the Board is an Independent Trustee. The Chairman participates in the preparation of the agenda for meetings of the Board and the preparation of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also presides at all meetings of the Board and is involved in discussions regarding matters pertaining to the oversight of the management of the Fund between meetings. In developing its current structure, the Board of Trustees recognized the importance of having a significant majority of Independent Trustees. The Board of Trustees believes that its current leadership structure, including the composition of the Board and its Committees, is an appropriate means to provide effective oversight on behalf of shareholders.

As needed between regular meetings, the Board of Trustees or a specific committee receives and reviews reports relating to the Trust and engages in discussions with appropriate parties relating to the Fund’s operations and related risks.

The Audit Committee of the Trust is currently composed of the following Independent Trustees: Ms. McCaffrey and Messrs. Garner and Seward. The Audit Committee acts as a liaison between the Fund’s independent auditors and the Board of Trustees. As set forth in its charter, the Audit Committee has the responsibility, among other things, to (1) approve the appointment of the independent auditors and recommend the selection of the independent auditors to the Board of

Trustees for ratification by the Independent Trustees; (2) review and approve the scope of the independent auditors’ audit activity; (3) review the financial statements which are the subject of the independent auditors’ certifications; and (4) review with such independent auditors the adequacy of the Fund’s accounting system and the effectiveness of the internal accounting controls of the Fund and its service providers. For the fiscal year ended September 30, 2025, the Audit Committee met three times.

The Nominating Committee of the Trust is currently composed of the following Independent Trustees: Mses. Bode and Zarkovich and Messrs. James and Perry. In the event of vacancies on, or increases in the size of, the Board, the Nominating Committee is responsible for evaluating the qualifications of and nominating all persons for appointment or election as Trustees of the Trust. Candidates may be identified by the Nominating Committee, management of the Trust or Trust shareholders. The Nominating Committee may utilize third-party services to help identify and evaluate candidates. In addition, the Nominating Committee identifies individuals qualified to serve as Independent Trustees of the Trust and recommends its nominees for consideration by the full Board. For non-Independent Trustees (management candidates), the Nominating Committee will look to the President of the Trust to produce background and other reference materials necessary for the Nominating Committee to consider non-Independent Trustee candidates. The Nominating Committee does consider Independent Trustee candidates recommended by shareholders of the Trust. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the Trust, should be submitted to the Secretary of the Trust or any member of the Committee in writing at the address of the Trust. The Nominating Committee will evaluate shareholder candidates using the same criteria applied to other Independent Trustee candidates along with additional requirements as listed in the Nominating Committee charter. For the fiscal year ended September 30, 2025, the Nominating Committee met four times.

The Corporate Governance Committee of the Trust is currently composed of the following Independent Trustees: Mses. Bode and Zarkovich and Messrs. James and Perry. The Board of Trustees has developed a set of Principles of Corporate Governance (“Governance Principles”) to guide the Board and the Corporate Governance Committee in considering governance issues. The Corporate Governance Committee is responsible for reviewing the Governance Principles periodically and, if deemed appropriate, recommending changes to the Board of Trustees. The Board of Trustees will then consider whether to approve the changes. The Corporate Governance Committee is also responsible for evaluating the performance of the Board of Trustees and the Trust in light of the Governance Principles, considering whether improvements or changes are warranted, and making recommendations for any necessary or appropriate changes. The Committee also coordinates the annual Board Self-Assessment required by the SEC governance rules, the annual review of Trustee independence, and an annual review of independent legal counsel for the Independent Trustees relating to independence and general performance. The Governance Principles include a commitment to ongoing Trustee education, and the Corporate Governance Committee oversees the process of identifying educational topics, and facilitating quarterly Board education sessions covering industry, regulatory and governance issues relevant to the Fund. For the fiscal year ended September 30, 2025, the Corporate Governance Committee met three times.

The Valuation, Portfolio Management and Performance Committee (the “Valuation Committee”) of the Trust is currently composed of Mses. Bode and Zarkovich and Messrs. Kardok and Seward. As set forth in its charter, the primary duties of the Trust’s Valuation Committee are: (1) to review the actions of the Trust’s Pricing Committee and to ratify or revise such actions; (2) to review and recommend for Board approval pricing agents to be used to price Fund portfolio securities; (3) to recommend changes to the Trust’s Pricing and Valuation Procedures, as necessary or appropriate; (4) to obtain from the Fund’s portfolio managers information sufficient to permit the Valuation Committee to evaluate the Fund’s performance, use or proposed use of benchmarks and any additional indexes, and compliance with their investment objectives and policies; (5) to obtain from the Fund’s investment adviser information sufficient to permit the Committee to evaluate the quality of the adviser’s exercise of brokerage discretion when buying and selling portfolio securities for the Fund; (6) to investigate matters brought to its attention within the scope of its duties; (7) to assure that all its actions are recorded in minutes of its meetings and maintained with the Fund’s records; and (8) to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Valuation Committee may deem necessary or appropriate. For the fiscal year ended September 30, 2025, the Valuation Committee met four times.

The Compliance Committee of the Trust is currently composed of the following Independent Trustees: Ms. McCaffrey and Messrs. Garner, Kardok, Perry and James. As set forth in its charter, the Compliance Committee’s primary duties and responsibilities include: developing and maintaining a strong compliance program by providing a forum for the Independent Trustees to consider compliance matters; assisting the Board in its oversight pursuant to Rule 38a-1 under the 1940 Act; formulating action to be taken with respect to the Trust’s compliance program or the Trust’s key service providers’ programs, or related matters; and participating in industry forums and/or reviews on regulatory issues as appropriate. For the fiscal year ended September 30, 2025, the Compliance Committee met three times.

Risk Oversight

As part of its oversight of the management and operations of the Trust, the Board of Trustees also has a risk oversight role, which includes (without limitation) the following: (i) requesting and reviewing reports on the operations of the Fund; (ii) reviewing compliance reports and approving certain compliance policies and procedures of the Fund and its service providers; (iii) working with management to consider key risk areas and to seek assurances that adequate resources are available and appropriate plans are in place to address risks; (iv) meeting with service providers, including Fund auditors, to review Fund activities; (v) meeting with the Chief Compliance Officer and other officers of the Trust and its service providers to receive information about compliance, and risk assessment and management matters; and (vi) meeting regularly with independent legal counsel. The Board of Trustees has emphasized to the Adviser the importance of maintaining rigorous risk management programs at the Adviser and other service providers. The Board of Trustees recognizes that not all risks that may affect the Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary for the Fund to bear certain risks (such as disclosed investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. As a result of the foregoing and other factors, the oversight of risk management by the Board of Trustees is subject to practical limitations. Nonetheless, the Board of Trustees expects Trust service providers to implement rigorous risk management programs.

Trustee Attributes

The Board of Trustees believes that each of the Trustees has the qualifications, experiences, attributes and skills (“Trustee Attributes”) appropriate to continued service as a Trustee of the Trust in light of the Trust’s business and structure. The Board of Trustees has established a Nominating Committee, which evaluates potential candidates based on a variety of factors. Among those factors are the particular skill sets of a potential Trustee that complement skills and expertise of existing Board members. In addition to a demonstrated record of academic, business and/or professional accomplishment, certain of the Trustees have served on the Board of Trustees for a number of years. In their service to the Trust, those Trustees have gained substantial insight into the operation of the Trust and have demonstrated a commitment to discharging oversight duties as Trustees in the interests of shareholders. The Corporate Governance Committee annually directs a Board “self-assessment” process wherein the effectiveness of the Board, the Board’s Committees, and individual Trustees is reviewed. In its most recent self-assessment, the Board concluded that the Board has a favorable mix of skills and experience, balanced and meaningful contributions by Board members, good chemistry and working relationships, and mutual respect among Board members.

In addition to the general Trustee Attributes described above, Mr. Seward has extensive board, executive and institutional investor experience from roles with public and private companies and is a Chartered Financial Analyst (CFA) charterholder; Ms. Bode has business experience as a healthcare industry consultant and real estate developer; Mr. Garner has executive and public sector experience gained in connection with his role as president and CEO of a metropolitan community foundation and as a college president; Mr. James, as the former president of a non-profit organization focused on corporate governance and ethical business cultures, is a national expert and college professor focused on business ethics and has experience as a senior corporate executive as well as public company board experience; Mr. Eikenberg is a seasoned financial services executive with experience overseeing sales and distribution for investment management businesses; Ms. Zarkovich is a CFA charter holder who has significant experience in leading foundation and family office investment teams and investing in traditional and alternative investment strategies as well as experience serving on the boards of multiple non-profit organizations; Mr. Kardok is a seasoned executive in the financial services and asset management space with experience in public accounting, mutual fund administration, financial reporting, regulatory/compliance, operations and risk management; Mr. Perry has extensive experience in financial planning, investment management, and fiduciary oversight through his roles as managing member and investment advisor representative of a registered investment advisory firm, as an independent director of a publicly traded community bank holding company, and as a trustee of both public-sector retirement and educational institutions, with expertise in investment oversight, regulatory compliance, strategic planning, and governance and Ms. McCaffrey has extensive experience in the audit requirements and business and financial issues of investment companies from her role as audit partner and quality review partner of a major accounting firm and is a Certified Public Accountant (Ohio). The foregoing discussion and the Trustees and officers tables below are included in this SAI pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having special expertise or experience and shall not be deemed to impose any greater responsibility or liability on any Trustee by reason thereof. Additional information about Trustee Attributes is contained in the table below. The age, address, and principal occupations for the past five years and additional information relevant to his or her professional background of each Trustee and executive officer of the Trust are listed below.

INDEPENDENT TRUSTEES

Name, Age and Address(1)	Position, Term of Office(2) and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Director/Trustee Positions Held by Trustee During Past 5 Years

Lucy Hancock Bode (73)	Trustee since January 2004	Healthcare consultant (self-employed) (1986 to present)	19	Fifth Third Advisory Board (2019 to present)

Leslie H. Garner Jr. (74)	Trustee since January 2004	President and Chief Executive Officer, The Greater Cedar Rapids Community Foundation (2010 to 2023); President, Cornell College (1994 to 2010)	19	None

Ronald James (74)	Trustee since January 2004	Director/President, Campbell Chapel Community Development Ministries (2024 to present); Private Investor (2017 to present); Faculty member (part time), University of St. Thomas (2004 to present); President and Chief Executive Officer, Center for Ethical Business Cultures (2000 to January 2017)	19	Best Buy Co. Inc. (2004 to 2013); Bremer Financial Corporation (2004 to 2025); Greater Twin Cities United Way (2012 to 2020)

Michael Kardok (66)	Trustee since October 2024	Kardok Consulting (self-employed) (2023 to 2025); Treasurer and Principal Financial and Accounting Officer, Natixis and Loomis Sayles Funds and Natixis ETFs (2004 to 2022); Principal Financial and Accounting Officer -Senior Vice President, Natixis Advisors, LLC and Natixis Distribution, LLC (2004 to 2022)	19	None

Name, Age and Address(1)	Position, Term of Office(2) and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Director/Trustee Positions Held by Trustee During Past 5 Years

Margaret McCaffrey (62)	Trustee since October 2024	Independent Consultant/Financial Expert (self-employed) (2021 to present); Assurance Partner, Cohen & Company (1990 to 2021)	19	Independent Trustee/Audit Chair of Modern Capital Tactical Income Fund (2021 - present)

Dexter Perry (56)	Trustee since January 2026	Investment Advisor Representative/ Managing Member, One Providence Capital, LLC (2006 to Present); Insurance Agent/ Managing Member, The Providence Group of North Carolina, LLC (2001 to Present)	19	Independent Director, First Bancorp, Inc. (2021 to Present); Trustee, The Asheville School (2020 to Present); Independent Director, Acting Executive Director, General Baptist Convention of North Carolina Foundation, Inc. (2018 to present); M&F Bancorp, Inc. (2018-2021)

James R. Seward, CFA (72)	Chairman of the Board and Trustee since January 2004	Private investor (2000 to present); CFA (1987 to present)	19	Brookdale Senior Living Inc. (2008 to 2019)

Christie Zarkovich (51)	Trustee since March 2023	Managing Director, The Ewing and Marion Kauffman Foundation (2025 to present); Chief Administrative, Financial and Investment Officer, Health Forward Foundation (2021 to 2025); Investment Director, Chinquapin Trust Company (2019 to 2021)	19	Children’s Mercy Hospital Foundation (2021 to present); Kansas City Art Institute (2024 to present); Investment Committee Member, Ada Capital (2024 to present)

INTERESTED TRUSTEE

Name, Age and Address(1)	Position, Term of Office(2) and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(4)	Other Director/Trustee Positions Held by Trustee During Past 5 Years

David Eikenberg(3) (56)	Trustee since October 2022	President and Chief Executive Officer, RBC Funds (2022 to present); Head of Intermediary Sales at RBC Global Asset Management (U.S.) Inc., (March 2018 to present)	19	None

(1)

The address for each Trustee/Officer, except David Eikenberg, is 250 Nicollet Mall, Suite 1550, Minneapolis, Minnesota 55401. The address for David Eikenberg is 225 Franklin Street, Boston Massachusetts 02110.

(2)

All Trustees must retire on or before December 31 of the year in which they reach the age of 75. The Board may temporarily waive this requirement when necessary to avoid depriving the Board of a Trustee with critical skills.

(3)	David Eikenberg has been determined to be an Interested Trustee by virtue of his position with the Adviser.

Executive Officers

Name, Age and Address(1)	Position, Term of Office(2) and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years
David Eikenberg (56)	President and Chief Executive Officer since October 2022	President and Chief Executive Officer, RBC Funds (2022 to present); Head of Intermediary Sales at RBC Global Asset Management (U.S.) Inc., (March 2018 to present)
Christina M. Weber (57)	Chief Compliance Officer since December 2012 and Assistant Secretary since October 2025	Chief Compliance Officer, RBC Global Asset Management (U.S.) Inc. (June 2018 to present); Chief Compliance Officer, RBC Funds (2012 to present); Secretary, RBC Funds (2017 to 2025)
Kathleen A. Hegna (58)	Chief Financial Officer since May 2009 and Treasurer since March 2014

Head, U.S. Fund Operations, RBC Global Asset Management (U.S.) Inc. (2022 to present); Chief Financial Officer, RBC Funds (2009 to present); Associate Vice President and Director, Mutual Fund Services, RBC Global Asset Management (U.S.) Inc. (2009 to 2022)

Tara Tilbury (51)	Secretary since October 2025	Managing Counsel, RBC Global Asset Management (U.S.) Inc. (2018 to Present), Secretary, RBC Funds (2025 to present); Assistant Secretary, RBC Funds (2022 to 2025)
Jennifer Teal (55)	Assistant Secretary since October 2025	Assistant Secretary, RBC Funds (2025 to present); Manager, Regulatory Administration, RBC Global Asset Management (U.S.) Inc. (2019 to present)
Maren Fleming (42)	Assistant Secretary since October 2025	Assistant Secretary, RBC Funds (2025 to present); Associate Director, Compliance, RBC Global Asset Management (U.S.) Inc. (2018 to present)
Patrick Engel (31)	Assistant Treasurer since October 2025	Assistant Treasurer, RBC Funds (2025 to present); Senior Financial Analyst – Mutual Funds, RBC Global Asset Management (U.S.) Inc. (2022 to present); Senior Portfolio Administrator, RBC Global Asset Management (U.S.) Inc. (2020 to 2022)

(1)

The address of each Trustee/Officer, except David Eikenberg, is 250 Nicollet Mall, Suite 1550, Minneapolis, Minnesota 55401. The address of David Eikenberg is 225 Franklin Street, Boston Massachusetts 02110.

(2)	Each officer serves in such capacity for an indefinite period of time until his or her removal, resignation or retirement.

The table below shows the aggregate dollar range of each Trustee’s holdings in the Fund and the aggregate dollar range in the RBC Funds as of December 31, 2025.

Independent Trustees	Dollar Range of Shares in the Fund	Aggregate Dollar Range of Shares in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies

Lucy Hancock Bode	None	Over $100,000

Leslie H. Garner Jr.	$10,001-$50,000	Over $100,000

Ronald James	None	Over $100,000

Michael Kardok	None	Over $100,000

Margaret McCaffrey	None	$50,001-$100,000

Dexter Perry	None	None

James R. Seward	None	Over $100,000

Christie Zarkovich	None	Over $100,000

David Eikenberg	None	$10,001-$50,000

Independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Adviser, either Co-Administrator or Distributor) receive from the Trust an annual retainer of $110,000. The annual retainer was previously $100,000 and was increased to $110,000 effective January 1, 2026. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other Trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $6,500 for each in-person Board of Trustees meeting attended. Each Independent Trustee also receives a meeting fee of $1,500 for each telephonic or Special Board meeting attended, and a $1,500 fee for each Board committee meeting attended.

Independent Trustees are also reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are directors, officers or employees of the Adviser, either Co-Administrator or Distributor do not receive compensation from the Trust. The table below sets forth the compensation received by each Trustee from the Trust during the Fund’s fiscal year ended September 30, 2025.

	Aggregate Compensation from Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation for Fund Complex Paid to Trustee†
Independent Trustees
Lucy Hancock Bode	$141,245	None	None	$141,245
Leslie H. Garner, Jr.	143,122	None	None	$143,122
Michael Kardok	143,331	None	None	$143,331
Margaret McCaffrey	140,403	None	None	$140,403
Ronald James	138,000	None	None	$138,000
Dexter Perry*	0	None	None	$-
James R. Seward	142,813	None	None	$142,813
Christie Zarkovich	140,000	None	None	$140,000

Interested Trustee
David Eikenberg	None	None	None	None

†	The Fund Complex consists of the Trust, which currently offers 17 portfolios.

*	Mr. Perry has been a Trustee since January 1, 2026.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Because the Fund’s Institutional Class 3 shares had not commenced operations as of the date of this SAI, no person owned of record or beneficially 5% or more of the Institutional Class 3 shares of the Fund. A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund’s voting securities may be deemed a “control person” (as defined under applicable securities laws) of the Fund. “Control” is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a fund. Any person owning more than 25% of the voting securities of the Fund may be deemed to have effective voting control over the operation of the Fund, which would diminish the voting rights of other shareholders. Additionally, as of December 31, 2025, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of each class of the Fund.

INVESTMENT ADVISER

The Adviser, located at 250 Nicollet Mall, Suite 1550, Minneapolis, Minnesota 55401, serves as investment adviser to the Fund. The Adviser is a wholly owned subsidiary of Royal Bank of Canada (“RBC”). RBC is one of North America’s leading diversified financial services companies and provides personal and commercial banking, wealth management services, insurance, corporate and investment banking, and transaction processing services on a global basis. RBC employs approximately 97,000 people who serve more than 17 million personal, business, public sector and institutional clients through offices in Canada, the U.S. and 27 other countries around the world. The Adviser has been registered with the SEC as an investment adviser since 1983 and has been a portfolio manager of publicly offered mutual funds since 1986. Under the Investment Advisory Agreement, the Adviser manages the day-to-day investment of assets of the Fund in accordance with the policies and procedures established by the Trust. As of March 31, 2026, the Adviser’s investment team managed approximately $71.6 billion in assets for corporations, public and private pension plans, Taft-Hartley plans, charitable institutions, foundations, endowments, municipalities, registered mutual funds, private investment funds, trust programs, foreign funds such as UCITS funds, individuals (including high net worth individuals), wrap sponsors and other U.S. and international institutions.

For its services to the Fund, the Adviser receives from the Fund a fee, paid monthly, at an annual rate based on the Fund’s average daily net assets. Each class of shares of the Fund pays its respective pro rata portion of the total advisory fees payable by the Fund. The rates for the Fund are as follows:

Fund	Fee Rate
RBC BlueBay U.S. Government Money Market Fund	0.10% of average daily net assets

Under the terms of the Investment Advisory Agreements for the Fund between the Trust and the Adviser, the investment advisory services of the Adviser to the Fund are not exclusive. The Adviser is free to, and does, render investment advisory services to others.

The Investment Advisory Agreement for the Fund will remain in effect after its initial term only as long as such continuance is approved for that Fund at least annually (i) by vote of the holders of a majority of the outstanding voting securities of the Fund or by the Board of Trustees and (ii) by a majority of the Trustees who are not parties to the Investment Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party.

Each Investment Advisory Agreement may be terminated with respect to the Fund at any time without payment of any penalty, by a vote of a majority of the outstanding securities of that Fund (as defined in the 1940 Act) or by a vote of a majority of the Board of Trustees on 60 days’ written notice to the Adviser, or by the Adviser on 60 days’ written notice to the Trust. An Investment Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Adviser has contractually agreed to waive fees and/or reimburse expenses of the Fund pursuant to an Expense Limitation Agreement in order to maintain the Fund’s net annual operating expense at the levels and on the terms set forth in the Prospectus through July 31, 2027.

The Adviser has contractually agreed to waive fees and/or reimburse expenses under the Expense Limitation Agreement in order to maintain the net annual fund operating expenses for the Fund at the levels and on the terms set forth in the Prospectus through January 31, 2027.

Advisory Fees Paid By the Fund. For the fiscal years ended September 30, 2025, 2024 and 2023, the gross amounts of the advisory fees earned by the Adviser and the amounts of the reduction in fees and reimbursement of expenses by the Adviser as a result of the expense limitations, were as follows:

	Fiscal Year Ended September 30, 2025		Fiscal Year Ended September 30, 2024		Fiscal Year Ended September 30, 2023
	Contractual Advisory Fees (gross)	Advisory Fees Waived and/or Expenses Reimbursed by Advisor	Contractual Advisory Fees (gross)	Advisory Fees Waived and/or Expenses Reimbursed by Advisor	Contractual Advisory Fees (gross)	Advisory Fees Waived and/or Expenses Reimbursed by Advisor
RBC BlueBay U.S. Government Money Market Fund	$14,996,037	$ -	$15,050,902	$ 481	$12,167,591	$ 2,111

Potential Conflicts of Interest

The Adviser, and/or its affiliates (together, the “Adviser”) provide a variety of discretionary and non-discretionary investment advisory services and products to their clients. As a result, the following potential and actual conflicts of interest, among others, are presented to RBC in the operation of its investment advisory services:

•	The Adviser faces conflicts of interest when rendering investment advisory services to several clients and may provide dissimilar investment advice to different clients.

•

The Adviser may, in certain circumstances, have discretion when making distributions as part of redemptions in the form of securities or other assets, and in that case, the composition of such distributions. Accordingly, the Adviser may face conflicts of interest with respect to redeeming investors and remaining investors.

•

The Adviser may collect greater compensation for certain Funds or accounts than that received for the Fund, or may receive performance-based compensation. This may create a potential conflict of interest for the Adviser or its portfolio managers to incentivize certain accounts. Conflicts of interest may also arise when a portfolio manager has management responsibilities to more than one account or Fund, such as devotion of unequal time or attention.

•

Potential conflicts of interest may arise with both the aggregation of trade orders and the allocation of securities transactions/investment opportunities/investment ideas. For allocations of aggregated trades, particularly trade orders that were only partially filled due to limited availability, the Adviser may have an incentive to allocate trades or investment opportunities to certain accounts or Funds.

•

As a result of information barriers, personnel within the Adviser may trade differently from the Fund. Also, if the Adviser obtains material non-public confidential information as part of its business activities for or with other clients, it may be restricted from purchasing or selling securities for the Fund.

•

If the Adviser pays a broker-dealer with “soft” or commission dollars in order to obtain access to statistical information and research, the Adviser faces conflicts of interest because the Adviser may have an incentive to trade with certain brokers or dealers in order to earn soft dollars and the information and research could benefit certain Funds more than others.

•

The Fund may be subject to conflicts of interest if they engage in principal transactions with other Funds or with the Adviser, to the extent permitted by law. The Adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in these transactions.

•

Where the Adviser advises both sides of a transaction (cross-transactions) there may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Adviser’s decision to engage in these transactions for the Fund. The Adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions, and has developed policies and procedures in relation to such transactions and conflicts. Cross-transactions may disproportionately benefit some accounts relative to other accounts due to the relative amount of market savings obtained by the accounts. Any principal, cross- or agency cross-transactions will be effected in accordance with fiduciary requirements and applicable law.

•	The Adviser’s participation in certain markets or its actions for particular clients could also restrict or affect the Fund’s ability to transact in those markets.

•

Potential conflicts of interest also exist when the Adviser has certain overall investment limitations on positions in securities or other financial instruments due to, among other things, investment restrictions imposed upon the Adviser by law, regulation, contract or internal policies. They could prevent the Fund from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the Fund’s objectives.

•

Although the Adviser is not the primary valuation agent of the Fund, it performs certain valuation services related to securities and assets in the Fund. The Adviser may value an identical asset differently than another division or unit within the Adviser values the asset. The Adviser may also value an identical asset differently in different accounts or Funds.

•

Conflicts of interest may arise in the voting of proxies, with for instance, different teams voting proxies differently or the Adviser voting differently than its affiliates or the advice given by its affiliates to their clients (more information on proxy voting is available at page 70 within the Proxy Voting section).

•

Subject to applicable law, the Adviser may, from time to time and without notice to investors, in-source or outsource certain processes or functions in connection with a variety of services that they provide to the Fund in their administrative or other capacities. Such in-sourcing or outsourcing may give rise to additional conflicts of interest.

•	The Adviser and Trust maintain codes of ethics and personal account dealing policies and procedures (collectively, the “Codes”). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person’s employment activities, and that actual and potential conflicts of interest are avoided. The Codes are designed to detect and prevent improper personal trading. The Codes permit personnel subject to the Codes to invest in securities, including securities that may be purchased, sold or held by the Fund, subject to a number of restrictions and controls, including prohibitions against purchases of securities in an initial public offering and a pre-clearance requirement with respect to personal securities transactions.

•

The Adviser and/or its affiliates may, to the extent permitted by applicable regulations, contribute to various non-cash and cash arrangements to promote the sale of Fund shares, as well as sponsor various educational programs, sales contests and/or promotions. The Adviser, Distributor and their affiliates may also pay for the travel expenses, meals, lodging and entertainment of Intermediaries and their salespersons and guests in connection with educational, sales and promotional programs subject to applicable regulations. Other compensation may also be offered from time to time to the extent not prohibited by applicable laws or regulations. Such arrangements may give rise to potential conflicts of interest.

The Adviser and Trust have adopted policies and procedures designed to identify and mitigate the types of potential conflicts of interest discussed above, although they may be ineffective in doing so.

PROXY VOTING POLICIES

The Fund is the beneficial owner of its portfolio securities, and therefore, the Board of Trustees, acting on the Fund’s behalf, is responsible for voting proxies. The Adviser has been delegated the authority by the Board of Trustees to vote proxies with respect to the investments held by the Fund.

The Trust seeks to assure that proxies received by the Trust, or its delegate are voted in the best interests of the Trust’s shareholders, and has accordingly adopted proxy voting policies and procedures on behalf of the Fund. The Trust’s Proxy Voting Policies and Guidelines are included in Appendix B of this SAI.

The Board fulfills its oversight responsibilities in a number of ways, including review and approval of the Trust’s Proxy Voting Policies and Procedures, annual review of the adequacy and effectiveness of implementation of the Trust’s Proxy Voting Policies and Procedures in connection with the Rule 38a-1 annual report and annual review and adoption of the Proxy Voting Guidelines.

The Board, after reviewing and concluding that such policies are reasonably designed to vote proxies in the best interests of the Fund’s shareholders, has approved and adopted the custom proxy voting guidelines of the Adviser. The Adviser reviews and updates these guidelines on an ongoing basis as corporate governance best practices evolve. While proxies will generally be voted in accordance with the guidelines, there may be circumstances where the Adviser believes it is in the best interests of the Fund’s shareholders to vote differently than as contemplated by the guidelines, or to withhold a vote or abstain from voting. If a portfolio manager or other personnel of the Adviser would like to recommend that a particular proxy be voted in a manner different from the guidelines, such request shall be reviewed by the Adviser’s Proxy Voting Committee.

Institutional Shareholder Services Inc. (“ISS”) has been engaged by the Adviser and Trust for proxy research and voting services. The Adviser has satisfied itself that ISS has implemented adequate policies and procedures, including information barriers, to reasonably guard against and to resolve any conflicts of interest which may arise in connection with its provision of research analyses, vote recommendations and proxy voting services. Representatives of the Adviser’s Proxy Committee conduct an annual review of ISS’s policies regarding the management of ISS conflicts of interest and present the results of such review to the Proxy Committee.

The Adviser has no affiliation or material business, professional or other relationship with ISS.

Each year the Trust files its proxy voting record for the twelve-month period ended June 30 with the SEC on Form N-PX no later than August 31. The records can be obtained on the SEC’s website at www.sec.gov and without charge by calling the Fund at 1-800-422-2766 or on the Fund’s website at www.rbcgam.com.

DISTRIBUTION OF FUND SHARES

Quasar Distributors, LLC (the “Distributor”), located at 190 Middle Street, Suite 301, Portland ME 04101, is the principal underwriter for shares of the Fund. The Distributor serves pursuant to a Distribution Agreement, which specifies the obligations of the Distributor with respect to offers and sales of Fund shares. The Distribution Agreement provides, among other things, that the Distributor may enter into selling group agreements with responsible dealers and dealer managers as well as sell the Fund’s shares to individual investors. The Distributor is not obligated to sell any specific amount of shares.

Additional Payments. The Adviser may make additional payments, out of its own resources and at no cost to the Fund or its shareholders, to certain broker-dealers, mutual fund supermarkets, or other financial institutions, including affiliates of the Adviser (“Intermediaries”) in connection with: the provision of administrative services; the distribution of the Fund’s shares; and/or reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in the Fund’s shares). No one factor is determinative of the type or amount of such additional payments to be provided, and all factors are weighed in the assessment of such determination. Generally, no Intermediary is precluded from considering any of these factors in negotiating such additional payments on its behalf and, unless otherwise disclosed as a special arrangement, no Intermediary is precluded from negotiating the same or similar additional payments arrangement on the same terms as another Intermediary. In addition, certain Intermediaries may receive fees from the Fund for providing recordkeeping and other services for individual shareholders and/or retirement plan participants. Financial consultants and other registered representatives of Intermediaries may receive compensation payments from their firms in connection with the distribution or servicing of Fund shares.

SHAREHOLDER SERVICING PLAN

(INSTITUTIONAL CLASS 3 OF THE RBC BLUEBAY U.S. GOVERNMENT MONEY MARKET FUND)

The Shareholder Servicing Plan for Institutional Class 3 shares is used to reimburse or compensate certain service organizations, (or pay the Adviser, which the Adviser will use to reimburse or compensate a service organization), for providing services to shareholders and maintaining shareholder accounts. The Shareholder Servicing Plan provides that payments may be made at the annual rate provided for in the agreement with the service organization but in no event in an amount that exceeds an annual rate of 0.15% of the average daily value of net assets represented by the Institutional Class 3 shares.

Because the Fund’s Institutional Class 3 shares had not commenced operations as of the date of this SAI, no payment is made pursuant to the Plan for the fiscal year ended September 30, 2025.

ADMINISTRATIVE SERVICES

The Adviser serves as Co-Administrator to the Fund and provides certain administrative services necessary for the operation of the Fund, including among other things, (i) providing office space, equipment and facilities for maintaining the Fund’s organization, (ii) preparing the Trust’s registration statement, proxy statements and all annual and semi-annual reports to Fund shareholders, and (iii) supervising and managing all aspects of the operation of the Fund, including supervising the relations with, and monitoring the performance of, the Fund’s Adviser, Distributor, custodian, independent accountants, legal counsel and other service providers. In addition, the Adviser furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund’s officers, employees and Trustees affiliated with the Adviser. The Adviser does not receive a fee for the administrative services it provides to the Fund.

The Bank of New York Mellon (“BNY Mellon”) serves as Co-Administrator to the Fund and provides facilities, equipment and personnel to carry out certain administrative services related to the Fund. BNY Mellon also serves as the fund accounting agent for each of the Fund and provides certain accounting services such as computation of the Fund’s NAV and maintenance of the Fund’s books and financial records. Under the Administration and Accounting Services Agreement, BNY Mellon receives a fee for its services payable by the Fund based on the Fund’s average net assets.

For the fiscal years ended September 30, 2025, 2024 and 2023, BNY Mellon received the following fees for fund administration and accounting services:

Fund	Fiscal Year Ended September 30, 2025	Fiscal Year Ended September 30, 2024	Fiscal Year Ended September 30, 2023
RBC BlueBay U.S. Government Money Market Fund	$843,852	$888,394	$723,731

DETERMINATION OF NET ASSET VALUE

Pricing of Fund Shares

NAV Calculation Times

The per share NAV of the Fund is determined each day the NYSE is open for trading and the primary trading markets for the Fund’s portfolio instruments are open (“Value Date”). The Fund’s share price is its NAV per share, which is the value of the Fund’s net assets divided by the number of its outstanding shares. The Fund seeks to maintain a stable NAV of $1.00 per share.

The Fund’s NAV is calculated once daily at 5:00 p.m. Eastern Time. The deadline for submitting purchase and redemption orders to the Fund’s transfer agent in order to receive the current day’s NAV is 5:00 p.m. Eastern Time.

When Orders are Priced

A purchase order for shares is priced at the NAV next calculated after your order is received in good order by the Fund or its agent, including any special documentation that may be required in certain circumstances, and the form of payment has been converted to federal funds. For example, a purchase of shares of the Fund that is received in good order before 5:00 p.m. Eastern time would be priced at the NAV calculated at 5:00 p.m. Eastern time and would be eligible to receive dividends on that day.

Your order for redemption (sale) of shares is priced at the NAV next calculated after your order is received in good order by the Fund or its transfer agent, including any special documentation that may be required in certain circumstances (subject to the deadline above for the Fund). For example, a redemption order of shares of the Fund received in good order before 5:00 p.m. Eastern time would be priced at the NAV calculated at 5:00 p.m. Eastern time. A redemption order that is received after 5:00 p.m. Eastern time would be priced at the NAV calculated the following business day.

You may purchase, redeem, or exchange shares of the Fund on any day when the NYSE is open and the primary trading markets for the Fund’s portfolio instruments are open. Purchases, redemptions, and exchanges may be restricted in the event of an early or unscheduled close of the NYSE if the primary trading markets of the Fund are disrupted as well. Even if the NYSE is closed, the Fund may accept purchase, redemption, and exchange orders on a Value Date if the Fund’s management believes there is an adequate market to meet purchase, redemption, and exchange requests. On such days, the Fund would also price shares in accordance with the above procedures.

The NAV per share for each class of shares of the Fund is determined on each Value Date. The NAV per share of each class of shares of the Fund is computed by dividing the value of net assets of each class (i.e., the value of the assets less the liabilities) by the total number of outstanding shares of each class. All expenses, including fees paid to the Adviser and Co-Administrators, are accrued daily and taken into account for the purpose of determining the NAV.

Valuation of Portfolio Securities

The Fund values its portfolio securities using the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premiums, regardless of the impact of fluctuating interest rates or other factors on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. The value of securities in the Fund can be expected to vary inversely with changes to the prevailing interest rates.

The Fund will be valued daily to determine the extent of deviation, if any, of the current NAV per share of the Fund using market values of the Fund’s securities from the Fund’s $1.00 amortized cost NAV. In determining the market value of any security, actual quotations or estimates of market value provided by an approved pricing service shall be used. If quotations or estimates of market value are not readily available from a pricing service or the valuations are deemed to be unreliable or do not accurately reflect the value of the securities, then securities may be valued at their fair value as determined in good faith under the Trust’s pricing and valuation procedures.

Fair valuation methodologies may also be used when a significant valuation event is determined to have occurred pursuant to the pricing and valuation procedures. Significant valuation events may include, but are not limited to, the following: (i) an event affecting the value of a security or other asset of the Fund that is traded on a foreign market occurs between the close of that market and the close of regular trading on the NYSE; (ii) an extraordinary event like a natural disaster or terrorist act occurs; (iii) a large market fluctuation occurs; or (iv) an adverse development arises with respect to a specific issuer, such as a bankruptcy filing. “Fair value” shall be deemed to be the amount that the Fund might reasonably expect to receive for the security upon its current sale. Each such determination shall be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another.

If a deviation of 1/2 of 1% or more between the Fund’s NAV per share calculated using market values and the Fund’s $1.00 NAV per share calculated using amortized cost were to occur or was expected to occur, or if there were any other deviation that the Board believed would result in a material dilution or other unfair results to shareholders or purchasers, the Board would promptly consider what action, if any, should be initiated, including, without limitation, selling portfolio instruments prior to their maturity to realize capital gains/losses or to shorten average portfolio maturity; redeeming shares in kind; establishing a NAV by using available market quotations or equivalents; or reducing the number of shares outstanding on a pro rata basis through reverse stock splits, share cancellation or reverse distribution method to the extent permissible by applicable law and the Trust’s organizational documents. The Board may also consider taking these actions during a negative interest rate environment in an effort to maintain the Fund’s $1.00 NAV per share to the extent permissible by applicable law and the Trust’s organizational documents. In addition, if the Fund’s NAV per share calculated using market values declined, or was expected to decline, below the Fund’s $1.00 NAV per share calculated using amortized cost, the Board might temporarily reduce or suspend dividend payments in an effort to maintain the Fund’s $1.00 NAV per share. As a result of such reduction or suspension of dividends or other action by the Board, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if the Fund’s NAV calculated using market values were to increase or were anticipated to increase above a fund’s $1.00 NAV calculated using amortized cost, the Board might supplement dividends in an effort to maintain the Fund’s $1.00 NAV per share. The Board may take any of these, or other, actions to the extent permissible by applicable law.

PORTFOLIO TRANSACTIONS

Pursuant to the Investment Advisory Agreements, the Adviser places orders for the purchase and sale of portfolio investments for the Fund’s accounts with brokers or dealers it selects in its discretion.

Purchases and sales of securities can be principal transactions in the case of debt securities and equity securities traded other than on an exchange. The purchase or sale of equity securities will frequently involve the payment of a commission to a broker-dealer who effects the transaction on behalf of the Fund. Debt securities normally will be purchased or sold from or to issuers directly or to dealers serving as market makers for the securities at a net price. Generally, money market securities are traded on a net basis and do not involve brokerage commissions. Under the 1940 Act, persons affiliated with the Fund, the Adviser or the Distributor are prohibited from dealing with the Fund as a principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC or the transaction complies with requirements of certain SEC rules applicable to affiliated transactions.

Trade Allocation and Aggregation

Investment decisions for the Fund, and for the other investment advisory clients of the Adviser, are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. At times, two or more clients may also simultaneously purchase or sell the same security. In these cases, the Adviser may combine or aggregate purchase or sale orders for more than one client including the Fund.

Equity Aggregation & Allocation

There may be occasions when equity clients may pay disparate transaction costs due to minimum charges per account imposed by either the broker effecting the transaction or the Fund’s custodian. If there is an open order and a subsequent similar order for the same security for a different account is received by the Adviser’s trading desk, such subsequent order will generally be aggregated with any remainder of the original order consistent with the considerations set forth above.

The Adviser may determine that an equity order will not be aggregated with other orders for a number of reasons. When the Adviser determines that multiple orders cannot be aggregated for equity clients, procedures have been adopted that seek to ensure client account orders are treated fairly and equitably over time.

Fixed Income Aggregation & Allocation

Certain types of securities may be better suited for particular accounts given each account’s benchmarks and/or investment restrictions. In allocating orders to fixed income clients, RBC GAM-US will determine that securities are consistent with guidelines and a particular style of account. Specific account needs such as portfolio duration, sector allocation, security characteristics, cash positions and typical size of positions may also influence allocation. In most instances, bonds will be allocated on a pro-rata basis to those accounts with the best fit and need. Not all eligible accounts will participate in every available opportunity, but we will seek to treat them fairly over time.

The Adviser has established and implemented an order allocation policy, setting out the most important and/or relevant aspects of the order allocation arrangements to ensure fair allocation. Generally, the portfolio managers will allocate trades across portfolios with similar mandates to bring the holding in each account to a similar percentage of the value of the portfolio. The portfolio manager will take into account factors impacting the allocation, including:

•	Each portfolio’s investment guidelines that exclude a particular security or type of security;

•	Each portfolio’s guidelines that restrict the amount (usually as a percentage of the portfolio value) of a particular security or security type;

•	Minimum tradable lot sizes applicable to a security; and round lot sizes.

The trader aggregates orders and places a block order with one or more brokers. Block trades are entered into for efficient trading purposes, to limit market impact and to achieve the best price at execution. For certain types of fixed income securities, the Adviser will aggregate purchase or sale orders across the Adviser’s client accounts. If the block trade is filled in its entirety, all participating clients receive the order amount. If the trade is partially filled or executed with more than one broker, each tranche of the trade is allocated among the participating accounts pro rata according to the order size specified by the portfolio manager at the time of order placement. Tranches are executed and allocated on this pro rata basis until the order has been filled or the outstanding order has been cancelled by the portfolio manager.

Trading Costs

Trading involves transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and ask prices. The Fund may purchase securities during an underwriting, which will include an underwriting fee paid to the underwriter. Purchases and sales of common stocks are generally placed by the Adviser with broker-dealers which, in the judgment of the Adviser, provide prompt and reliable execution at favorable security prices and reasonable commission rates.

The Adviser are obligated to exercise their fiduciary obligations to seek best execution of the Fund’s transactions under the circumstances of the particular transaction. The Adviser seek to satisfy their best execution obligations by creating the conditions under which best execution is most likely to occur, i.e., by following policies and procedures designed to achieve it. In effecting purchases and sales of portfolio securities for the account of the Fund, the Adviser will seek the best execution of the Fund’s orders.

The Fund has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Board of Trustees, the Adviser are primarily responsible for portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Adviser to obtain the best results taking into account the broker-dealer’s general execution and operational facilities, the type of transaction involved and other factors such as the dealer’s risk in positioning the securities. While the

Adviser generally seek reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.

Broker-Dealer Selection

The Adviser’s objective for each transaction is to seek the broker most capable of providing the brokerage services necessary in obtaining the best execution, while taking into consideration factors such as: ability to minimize trading costs, level of trading expertise, infrastructure, financial condition and counterparty risk, confidentiality provided by broker-dealer, ability to facilitate liquidity, overall responsiveness, willingness to commit capital, regulatory history, competitiveness, execution quality, promptness of execution and ability to source securities. These considerations (and others as relevant) guide the selection of the appropriate venue (e.g., an ECN or alternative trading system (“ATS”), a traditional broker, algorithm, or a crossing network, etc.) in which to place an order and the proper strategy with which to trade.

The Adviser may not consider sales of RBC Fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the RBC Funds.

Consistent with seeking best execution, the Fund may participate in “commission recapture” programs, under which brokers or dealers used by the Fund remit a portion of brokerage commissions to the particular Fund from which they were generated. Subject to oversight by the Fund’s Board of Trustees, the Adviser is responsible for the selection of brokers or dealers with whom the Fund executes trades and for ensuring that the Fund receives best execution in connection with its portfolio brokerage transactions. Participation in a commission recapture program is not expected to have a material impact on either expenses or returns of those Funds utilizing the program. RBC GAM US generally discourages participation in commission recapture programs.

Total Brokerage Commissions

The Fund did not pay any brokerage commission for the fiscal years ended September 30, 2025, 2024 or 2023. The Fund did not engage in any brokerage transactions involving any broker-dealers that are affiliated with the Trust or the Adviser during the fiscal years ended September 30, 2025, 2024, and 2023. As of September 30, 2025, the Fund did not hold any investments in securities of its regular broker dealers.

TAXATION

The following is a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Taxation” section is based on the Internal Revenue Code of 1986, as amended (the “Code”) and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

TAXATION OF THE FUND. The Fund has elected and intends to qualify each year as a RIC (sometimes referred to as a “regulated investment company” or “fund”) under Subchapter M of the Code. If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

•

Distribution Requirement—The Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

•

Income Requirement—The Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

•

Asset Diversification Test—The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Securities” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, the Fund may be permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio Turnover. For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See, “Taxation of Fund Distributions—Distributions of Capital Gains” below.

Capital Loss Carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Rules similar to those that apply to capital loss carryovers of individuals are applicable to RICs. If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year, the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change. Additionally, if the Fund engages in a tax-free reorganization with another fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of Late Year Losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions—Distributions of capital gains” below). A “qualified late year loss” includes:

(i)

any net capital loss attributable to the portion of the taxable year after October 31, or if there is no net capital loss, any net long-term capital loss or any net short-term capital loss attributable to the portion of the taxable year after that date (“post-October losses”), and

(ii)

the sum of (a) specified losses incurred after October 31 of the current taxable year over specified gains incurred after October 31 of such taxable year, and (b) other ordinary losses incurred after December 31 of the current taxable year, over other ordinary gains incurred after December 31 of such taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence.

Undistributed Capital Gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Federal Excise Tax. To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income (taking into account certain deferrals and elections) for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges, adjusted for certain ordinary losses) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, the Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.

Foreign Income Tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. Under certain circumstances (described below), the Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.

TAXATION OF FUND DISTRIBUTIONS. The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of Net Investment Income. The Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. In the case of the Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates. See the discussion below under the headings, “Qualified Dividend Income for Individuals” and “Dividends—Received Deduction for Corporations”.

Distributions of Capital Gains. The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The Fund generally does not expect to realize any long-term capital gains and losses.

Maintaining a $1 Share Price. Gains and losses on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the Fund to adjust its dividends to maintain its $1 share price. This procedure may result in under-or over-distributions by the Fund of its net investment income. This in turn may result in return of capital distributions, the effect of which is described in the following paragraph.

Returns of Capital. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity REITs (see, “Tax Treatment of Portfolio Securities—Investments in U.S. REITs” below).

Qualified Dividend Income for Individuals. Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to or greater than 95% of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income. Because no portion of the RBC BlueBay U.S. Government Money Market Fund’s income is expected to consist of dividends paid by U.S. corporations, no portion of the dividends paid by the Fund is expected to be eligible for the reduced tax rates applicable to “qualified dividend income” for individual shareholders.

Dividends-Received Deduction for Corporations. For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the corporate dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be reported by the Fund to shareholders each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Fund and the investor. Specifically, the amount that the Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment. Because no portion of the RBC BlueBay U.S. Government Money Market Fund’s income is expected to consist of dividends paid by U.S. corporations, no portion of the dividends paid by the Fund is expected to be eligible for the dividends received deduction for corporate shareholders.

Impact of Realized but Undistributed Income and Gains, and Net Unrealized Appreciation of Portfolio Securities. At the time of your purchase of shares, the Fund’s NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass-Through of Foreign Tax Credits. If more than 50% of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election. Shareholders who are not liable for U.S. federal income taxes, including retirement plans, other tax-exempt shareholders and non-U.S. shareholders, will ordinarily not benefit from this election with respect to foreign taxes. No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply. The Fund reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. See, “Tax Treatment of Portfolio Securities—Securities Lending” below.

U.S. Government Securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., Ginnie Mae or Fannie Mae securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends Declared in December and Paid in January. Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Medicare Tax. A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

SALES, EXCHANGES, AND REDEMPTIONS. Sales, exchanges and redemptions (including redemptions in-kind) of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, the IRS requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income. Because shares in the Fund are offered and redeemed at a constant NAV of $1.00 per share, a shareholder will generally recognize neither gain nor loss on a redemption of shares.

With respect to any gain or loss recognized on the sale or exchange of Fund shares, unless you choose to adopt a simplified “NAV method” of accounting to account for any gain or loss with respect to Fund shares, (described below), the amount of any gain or loss and the rate of tax will depend mainly upon how much you paid for the shares, how much you sell them for, and how long you held them. In this case, any gain or loss generally will be treated as short-term capital gain or loss if you held your shares as capital assets for one year or less, and long-term capital gain or loss if you held your shares as capital assets for more than one year. The maximum individual tax rate applicable to long-term capital gains is generally 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Any loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as a long-term capital loss, rather than a short-term capital loss, to the extent of any long-term capital gain distributions received (or deemed received) by you with respect to the Fund shares.

Shareholders may be permitted to adopt a simplified “NAV method” of accounting to account for any gain or loss with respect to their Fund shares. If a shareholder elects to adopt the simplified “NAV method” of accounting, rather than compute gain or loss on every taxable sale or other disposition of shares of the Fund as described above, such shareholder would determine gain or loss based on the change in the aggregate value of Fund shares during a computation period (such as a taxable year), reduced by net investment (i.e., purchases minus sales) in the Fund shares during the computation period. Under the simplified “NAV method,” any resulting capital gain or loss would be reportable on a net basis and would generally be treated as a short-term capital gain or loss. Shareholders should consult with their tax advisors about the consequences of adopting the simplified “NAV method” of accounting in their particular circumstances.

Tax Basis Information. The Fund is required to report to you and the IRS annually on Form 1099-B the cost basis of shares where the cost basis of the shares is known by the Fund (referred to as “covered shares”). However, cost basis reporting is not required for certain shareholders, including shareholders investing in the Fund through a tax-advantaged retirement account, such as a 401(k) plan or an individual retirement account, or shareholders investing in a money market fund that maintains a stable NAV, such as the Fund. When required to report cost basis, the Fund will calculate it using the Fund’s default method of average cost, unless you instruct the Fund in writing to use a different calculation method. In general, average cost is the total cost basis of all your shares in an account divided by the total number of shares in the account. To determine whether short-term or long-term capital gains taxes apply, the IRS presumes you redeem your oldest shares first.

The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The method used will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing share prices, and the entire position is not sold at one time. The Fund does not recommend any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders. It is important that you consult with your tax advisor to determine which method is best for you and then notify the Fund in writing if you intend to utilize a method other than average cost for covered shares.

In addition to the Fund’s default method of average cost, other cost basis methods offered by the Trust, which you may elect to apply to covered shares, include:

•

Single Account Average Cost (SAAC) — the total cost basis of both covered shares and “noncovered shares” (as defined below) in an account are averaged to determine the basis of shares. By electing the single account average cost method, your noncovered shares will be redesignated as covered shares. This election is only available for current shareholders of the Fund.

•	First-In First-Out (FIFO) — depletes shares in the order of the acquisition date; the oldest shares are redeemed first.

•	Last-In First-Out (LIFO) — depletes shares in the order of the acquisition date; the newest shares are redeemed first.

•	High Cost (HIFO) — depletes shares in the order of highest cost per share; the most expensive shares are redeemed first.

•	Low Cost (LOFO) — depletes shares in the order of lowest cost per share; the least expensive shares are redeemed first.

•	Loss/Gain Utilization (LGUT) — depletes shares with losses prior to shares with gains and short-term shares prior to long-term shares.

•

Specific Lot Identification — depletes shares according to the lots chosen by the shareholder. If insufficient shares are identified at the time of disposition, then a secondary default method of first-in first-out will be applied.

You may elect any of the available methods detailed above for your covered shares. If you do not notify the Fund in writing of your elected cost basis method upon the initial purchase into your account, the default method of average cost will be applied to your covered shares. The cost basis for covered shares will be calculated separately from any shares for which cost basis information is not known by the Fund (“noncovered shares”) you may own, unless you elect single account average cost. You may change from average cost to another cost basis method for covered shares at any time by notifying the Fund in writing, but only for shares acquired after the date of the change (the change is prospective). The basis of the shares that were averaged before the change will remain averaged after the date of the change.

With the exception of the specific lot identification method, the Trust first depletes noncovered shares in first in, first out order before applying your elected method to your remaining covered shares. If you want to deplete your shares in a different order then you must elect specific lot identification and choose the lots you wish to deplete first.

The Fund will compute and report the cost basis of your Fund shares sold or exchanged by taking into account all of the applicable adjustments to cost basis and holding periods as required by the Code and Treasury regulations for purposes of reporting these amounts to you and the IRS. However the Fund is not required to, and in many cases the Fund does not possess the information to, take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore shareholders should carefully review the cost basis information provided by the Fund and make any additional basis, holding period or other adjustments that are required by the Code and Treasury regulations when reporting these amounts on their federal income tax returns. Shareholders remain solely responsible for complying with all federal income tax laws when filing their federal income tax returns.

If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.

Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

Reportable Transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

TAX TREATMENT OF PORTFOLIO SECURITIES. Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to the Fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the Fund to its shareholders. This section should be read in conjunction with the discussion above under “Description of Securities and Investment Practices” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In General. In general, gain or loss recognized by the Fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain Fixed-Income Investments. Gain recognized on the disposition of a debt obligation purchased by the Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made a current inclusion election to accrue market discount into income as it accrues. If the Fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the Fund generally is required to include in gross income each year the portion of the original issue discount which accrues during such year. Therefore, the

Fund’s investment in such securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

Investments in Debt Obligations that are at Risk of or in Default Present Tax Issues for the Fund. Tax rules are not entirely clear about issues such as whether and to what extent the Fund should recognize market discount on a debt obligation, when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent the Fund may take deductions for bad debts or worthless securities and how the Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by the Fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, Futures, Forward Contracts, Swap Agreements and Hedging Transactions. In general, option premiums received by the Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by the Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of the Fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by the Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by the Fund as well as listed non-equity options written or purchased by the Fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, the Fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid the Fund-level tax.

Certain of the Fund’s investments in derivatives and foreign currency-denominated instruments, and the Fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If the Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If the Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign Currency Transactions. The Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Fund’s ordinary income distributions to you, and may cause some or all of the Fund’s previously distributed income to be classified as a return of capital. In certain cases, the Fund may make an election to treat such gain or loss as capital.

PFIC Investments. The Fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, the Fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, the Fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Fund to make a mark-to-market election. If the Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.

Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to the Fund will be treated as long term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn the Fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see, “Tax Treatment of Portfolio Securities—Investment in Taxable Mortgage Pools (Excess Inclusion Income)” below with respect to certain other tax aspects of investing in U.S. REITs.

Individuals and certain other noncorporate entities are generally eligible for a 20% deduction with respect to ordinary dividends received from REITs (“qualified REIT dividends”). Applicable treasury regulations permit a RIC to pass through to its shareholders qualified REIT dividends eligible for the 20% deduction.

Investment in Non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by the Fund in a non-U.S. REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. The Fund’s pro rata share of any such taxes will reduce the fund’s return on its investment. The Fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “PFIC Investments.” Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Fund – Foreign Income Tax.” Also, the Fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Investment in Taxable Mortgage Pools (Excess Inclusion Income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of the Fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (“REMIC”) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that the Fund will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to the Fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to the Fund that has a non-REIT strategy.

Section 163(j) Interest Dividends. Certain distributions reported by the Fund as section 163(j) interest dividends may be treated as interest income by shareholders for purposes of the tax rules applicable to interest expense limitations under Section 163(j) of the Code. Such treatment by the shareholder is generally subject to holding period requirements and other potential limitations, although the holding period requirements are generally not applicable to dividends declared by money market funds and certain other funds that declare dividends daily and pay such dividends on a monthly or more frequent basis. The amount that the Fund is eligible to report as a Section 163(j) dividend for a tax year is generally limited to the excess of the Fund’s business interest income over the sum of the Fund’s (i) business interest expense and (ii) other deductions properly allocable to the Fund’s business interest income.

Investments in Partnerships and QPTPs. For purposes of the Income Requirement, income derived by the Fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund. While the rules are not entirely clear with respect to the Fund investing in a partnership outside a master-feeder structure, for purposes of testing whether the Fund satisfies the Asset Diversification Test, the Fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See, “Taxation of the Fund.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by the Fund from an interest in a QPTP will be treated as qualifying income but the Fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause the Fund to fail to qualify as a regulated investment company. Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to the Fund with respect to items attributable to an interest in a QPTP. Fund investments in partnerships, including in QPTPs, may result in the Fund’s being subject to state, local or foreign income, franchise or withholding tax liabilities.

Individuals and certain other noncorporate entities are generally eligible for a 20% deduction with respect to ordinary dividends received from REITs (“qualified REIT dividends”) and certain taxable income from MLPs (“MLP Income”). Applicable treasury regulations permit a regulated investment company to pass through to its shareholders qualified REIT dividends eligible for the 20% deduction. However, the regulations do not provide a mechanism for a regulated investment company to pass through to its shareholders MLP Income that would be eligible for such deduction if received directly by the shareholders. It is uncertain whether future guidance will enable a RIC to pass through the special character of MLP Income to the RIC’s shareholders.

Investments in Convertible Securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange-traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount (“OID”) principles. Certain adjustments to the conversion ratio with respect to convertible debt could be treated as taxable income to the holder of such debt.

Investments in Securities of Uncertain Tax Character. The Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

BACKUP WITHHOLDING. By law, the Fund may be required to withhold at the applicable rate a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,

•	certify that this number is correct,

•	certify that you are not subject to backup withholding, and

•	certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting.

EFFECT OF FUTURE TAX LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.

NON-U.S. SHAREHOLDERS. The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates).

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, or foreign corporation (“foreign shareholder”) depends on whether the income from the Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including distributions of any net short-term capital gains) will generally be subject to U.S. federal withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund and on distributions of net long-term capital gains (including amounts retained by the Fund which are reported as undistributed capital gains) that are reported as capital gain dividends unless such a foreign shareholder is a nonresident alien individual who is present in the United States for 183 days or more during the taxable year and certain other conditions are met. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations. Foreign shareholders may also be subject to U.S. federal withholding tax on deemed income resulting from any election by the Fund to treated qualified foreign taxes as passed through to shareholders (as described above) but may not be able to claim a U.S. tax credit or deduction with respect to such taxes.

Properly reported dividends received by a foreign shareholder are generally exempt from U.S. federal withholding tax when they (a) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, reduced by expenses that are allocable to such income), or (b) are paid in connection with the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on the circumstances, the Fund may report all, some or none of the Fund’s potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and a portion of the Fund’s distributions (e.g. interest from non-U.S. sources or any foreign currency gains) may be ineligible for this potential exemption from withholding.

A foreign shareholder who fails to furnish the proper IRS Form W-8, or an acceptable substitute, may be subject to backup withholding on dividends (including capital gain dividends) and on the proceeds of redemptions and exchanges of shares of the Fund.

Payments of income dividends to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

Shareholders who are not U.S. persons should consult their tax advisors regarding U.S. and foreign tax consequences of ownership of shares of the Fund including the application of U.S. estate tax.

OTHER INFORMATION

CAPITALIZATION

The Trust is a Delaware statutory trust established under a Certificate of Trust dated December 16, 2003 and currently consists of 19 separately managed portfolios, each of which offers one or more classes of shares. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with no par value per share. The Board of Trustees may establish additional portfolios (with different investment objectives and fundamental policies), or additional classes of shares, at any time in the future. Establishment and offering of additional portfolios or classes will not alter the rights of the Trust’s shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In any liquidation of the Fund or class, each shareholder is entitled to receive his pro rata share of the net assets of that Fund or class. Prior to January 28, 2009, the Fund was known as the Tamarack U.S. Government Money Market Fund. Prior to July 26, 2023, the Fund was known as the U.S. Government Money Market Fund.

VOTING RIGHTS

The Trust is an open-end investment management company and under its Amended and Restated Agreement and Declaration of Trust, it is not required to hold annual meetings of the Fund’s shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or the Amended and Restated Agreement and Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, under applicable law, the Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.

The Fund may vote separately on matters affecting only that Fund, and each class of shares of the Fund may vote separately on matters affecting only that class or affecting that class differently from other classes. The Trust’s shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

OTHER SERVICE PROVIDERS

U.S. Bank, N.A., 1555 N. Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, acts as custodian of the Fund’s assets. U.S. Bank, N.A. is responsible for the safekeeping of the Fund’s assets and for providing related services.

U.S. Bank Global Fund Services, 615 East Michigan Street, 3rd Floor, Milwaukee, Wisconsin 53202, serves as the transfer agent for the Trust.

The Bank of New York Mellon, 103 Bellevue Parkway, 2nd Floor, Wilmington, Delaware 19809, provides certain administrative and fund accounting services to the Fund pursuant to an Administration and Fund Accounting Services Agreement.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees has appointed [ ] as the independent registered public accounting firm of the Trust for the fiscal year ending September 30, 2026. [ ] will audit the Trust’s annual financial statements and provide services related to tax compliance and SEC filings. [ ]’s address is [ ].

CODE OF ETHICS

The Trust, Adviser and the Distributor have each adopted a code of ethics, under Rule 17j-1 of the 1940 Act which is designed to prevent access persons of the Trust, Adviser and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

It is the policy of the Trust to disclose nonpublic Fund portfolio holdings information only when there is a legitimate business purpose for doing so and the recipient is subject to a duty of confidentiality, including a duty not to trade on the nonpublic information. It is also the Trust’s policy that no compensation or other consideration may be received by the Trust, the Adviser, , or any other party in connection with such disclosures. The related procedures are reasonably designed to prevent the use of portfolio holdings information to trade against the Fund, or otherwise use the information in a way that would harm the Fund, and to prevent selected investors from having and using nonpublic information that will allow them to make advantageous decisions with respect to purchasing and selling Fund shares.

The Trust makes portfolio holdings information publicly available in multiple ways. With respect to the Fund, portfolio holdings information as of the second and fourth fiscal quarter-ends are available on the Fund’s website at www.dfinview.com/usrbcgam and are contained in the Fund’s Form N-CSR filings. The filings are available at www.sec.gov. No later than 60 days after the end of each fiscal quarter, the Fund (except the RBC BlueBay U. S. Government Money Market Fund) files three monthly reports of portfolio holdings, relating to each month of such fiscal quarter, on Form N-PORT. The report for the third month of the fiscal quarter is publicly available at www.sec.gov.

In addition, as further described below, the Fund makes certain portfolio securities information available on its website which is accessed by using the Fund’s link at www.rbcgam.com. The Fund files a monthly report of portfolio holdings, which is current as of the last business day of the previous month or any subsequent calendar day of the previous month, no later than the fifth business day of each month, on Form N-MFP. These filings are publicly available on the SEC’s website upon filing.

Within no more than five business days of each Friday (except when month-end falls within one or two days of a Friday), the Fund posts complete portfolio holdings information. As required by Rule 2a-7, the Fund posts portfolio holdings information as of the last business day of the preceding month (or any subsequent calendar day of such month) on its website no later than five business days after the end of the month and this information remains posted on the website for at least six months.

Once portfolio holdings information has been made public, the Adviser may provide portfolio holdings information to any third party, including actual and prospective individual and institutional shareholders, intermediaries, and affiliates of the Adviser.

The Trust also provides Fund portfolio holdings information outside of the public disclosure described above. Such information is provided only where there is a legitimate business purpose for doing so and the recipient has a duty of confidentiality, including the duty to not trade on such information. Such duty may be based on the recipient’s status (e.g., a fiduciary), or on an agreement between the Trust (or its authorized representative) and the recipient.

Nonpublic holdings information may not be provided without the approval of the Trust’s President or his designate (the Fund’s CFO or CCO). The President or his designate will approve such disclosure only after (1) concluding that disclosure is in the best interests of the Fund and its shareholders, including considering any conflicts of interest presented by such disclosure and (2) ensuring that the recipient has a duty by virtue of a confidentiality agreement, status, contract, or agreement to maintain the confidentiality of the information and not to trade on it.

The Trust has certain ongoing arrangements to provide nonpublic holdings information. No compensation or other consideration is received by the Trust, the Adviser or any other party in connection with such arrangements. The following list identifies the recipients of such information as of the date of this SAI. Unless otherwise stated, there may be no lag between the date of the information and the date on which the information is disclosed pursuant to these arrangements.

Adviser: Nonpublic holdings information and information derived therefrom is provided on a continuous basis to Adviser employees who have a need to know the information in connection with their job responsibilities, such as investment, compliance, and operations personnel. Such individuals are prohibited from trading on the basis of nonpublic holdings information and are subject to the reporting and monitoring obligations of the Adviser’s Code of Ethics and the Trust’s Code of Ethics.

Trust Board of Trustees: Nonpublic holdings information and information derived therefrom may be provided on a quarterly or more frequent basis to the Board of Trustees, particularly in connection with quarterly Board meetings. Such individuals are prohibited from trading on the basis of Nonpublic Holdings Information and are subject to the reporting and monitoring obligations of the Trust’s Code of Ethics.

Trust Service Providers: U.S. Bank, N.A. (the custodian for the RBC Equity Funds, RBC BlueBay Impact Investment Funds and RBC BlueBay U.S. Government Money Market Fund), The Bank of New York Mellon (the custodian for RBC BlueBay Emerging Market Debt Fund, RBC BlueBay High Yield Bond Fund, RBC BlueBay Core Plus Bond Fund and RBC BlueBay Strategic Income Fund), U.S. Bank Global Fund Services (the transfer agent), RBC Global Asset Management (U.S.) Inc. and The Bank of New York Mellon (the co-administrator), Quasar Distributors, LLC (the distributor), RBC Capital Markets, LLC (administrative and distribution-

related services), the Trust’s financial printer, proxy service provider and the like may receive nonpublic holdings information on a continuous or other periodic basis, provided that such organization has a duty to maintain the information in confidence, and not to trade on the basis of such information.

The Trust’s outside counsel, independent trustees’ counsel and independent registered public accounting firm may receive nonpublic holdings information in connection with their services to the Trust, particularly with respect to quarterly Board meetings and the annual fund audits. Each of these is subject to pre-existing fiduciary duties or duties of confidentiality arising from established rules of professional responsibility and ethical conduct.

Fund Ranking and Ratings Organizations: Nonpublic holdings information may be provided to organizations that provide mutual fund rankings, ratings and/or analysis.

When Required by Applicable Law: Nonpublic holdings information may be disclosed to any person as required by applicable laws, rules and regulations. For example, such information may be disclosed in response to regulatory requests for information or in response to legal process in litigation matters.

On an annual basis, the Trust’s Chief Compliance Officer will report to the Board of Trustees on the operation of these policies and procedures, including a list of all parties receiving material nonpublic portfolio holdings information. On a quarterly basis, the Trust’s Chief Compliance Officer will report to the Board of Trustees regarding all approvals for disclosure of material nonpublic information during the previous period.

REGISTRATION STATEMENT

This SAI and the Prospectuses do not contain all the information included in the Trust’s Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

The Reports of the Independent Registered Public Accounting Firm and financial statements and financial highlights of the Fund is included in its most recent Form N-CSR, dated September 30, 2025, are incorporated herein by reference to such Annual Reports. [The unaudited financial statements and financial highlights of the Fund included in its most recent Form N-CSRS, dated March 31, 2026, are incorporated herein by reference to such Semi-Annual Report.]

Copies of such Form N-CSR for the Fund are available without charge upon request by writing to RBC Funds Trust, 250 Nicollet Mall, Suite 1550, Minneapolis, Minnesota 55401, or telephoning (800) 422-2766 or on the Fund’s website at www.dfinview.com/usrbcgam.

The financial statements and financial highlights for the fiscal year ended September 30, 2025 have been audited by [ ], an independent registered public accounting firm, as stated in their reports, which are incorporated herein by reference. Such financial statements and financial highlights have been so incorporated in reliance upon the reports of said firm, which reports are given upon their authority as experts in auditing and accounting.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS OR THIS SAI OR INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS SAI OR THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS SAI DOES NOT CONSTITUTE AN OFFERING BY THE FUND IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

APPENDIX A

RATINGS OF DEBT INSTRUMENTS

CORPORATE AND MUNICIPAL BOND RATINGS.

MOODY’S INVESTORS SERVICE, INC. (“MOODY’S”) GLOBAL LONG-TERM RATING SCALE:

Aaa –

Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk. Aa – Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A –	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa –	Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba –	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B –	Obligations rated B are considered speculative and are subject to high credit risk.

Caa –	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca –	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C –	Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

Note: For more information on long-term ratings assigned to obligations in default, please see the definition “Long-Term Credit Ratings for Defaulted or Impaired Securities” in the Other Definitions section of Moody’s Rating Symbols and Definitions publication.

* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

STANDARD & POOR’S FINANCIAL SERVICES LLC (“S&P”) LONG-TERM ISSUE CREDIT RATINGS:

Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:

– The likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; and

– The nature of and provisions of the financial obligation and the promise S&P imputes; and

– The protection afforded by, and relative position of, the financial obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

An issue rating is an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA – An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA – An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A – An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB – An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C – Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB – An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B – An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC – An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC – An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The CC rating is used when a default has not yet occurred but S&P expects default to be a virtual certainty, regardless of the anticipated time of default.

C – An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D – An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days, in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

STATE, MUNICIPAL NOTES AND TAX EXEMPT DEMAND NOTES

MOODY’S SHORT-TERM OBLIGATION RATINGS:

We use the global short-term Prime rating scale for commercial paper issued by US municipalities and nonprofits. These commercial paper programs may be backed by external letters of credit or liquidity facilities, or by an issuer’s self-liquidity. For other short-term municipal obligations, we use one of two other short-term rating scales, the Municipal Investment Grade (MIG) and Variable Municipal Investment Grade (VMIG) scales discussed below. We use the MIG scale for US municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less. Under certain circumstances, we use the MIG scale for bond anticipation notes with maturities of up to five years.

MIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well-established.

SG – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

MOODY’S DEMAND OBLIGATION RATINGS:

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The components are a long-term rating and a short-term demand obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments. The short-term demand obligation rating addresses the ability of the issuer or the liquidity provider to make payments associated with the purchase-price-upon-demand feature (“demand feature”) of the VRDO. The short-term demand obligation rating uses the VMIG scale. VMIG ratings with liquidity support use as an input the short-term Counterparty Risk Assessment of the support provider, or the long-term rating of the underlying obligor in the absence of third party liquidity support. Transitions of VMIG ratings of demand obligations with conditional liquidity support differ from transitions on the Prime scale to reflect the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade. Please see our methodology that discusses demand obligations with conditional liquidity support.

We typically assign the VMIG short-term demand obligation rating if the frequency of the demand feature is less than every three years. If the frequency of the demand feature is less than three years but the purchase price is payable only with remarketing proceeds, the short-term demand obligation rating is “NR”.

VMIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Note: For VRDBs supported with conditional liquidity support, short-term ratings transition down at higher long-term ratings to reflect the risk of termination of liquidity support as a result of a downgrade below investment grade, VMIG ratings of VRDBs with unconditional liquidity support reflect the short-term debt rating (or counterparty assessment of the liquidity support provider with VMIG1 corresponding to P-1, VMIG2 to P-2, VMIG3 to P-3 and SG to not prime.

S&P MUNICIPAL SHORT-TERM NOTE RATINGS:

An S&P U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s Global Ratings’ analysis will review the following considerations:

– Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

– Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note

Note rating symbols are as follows:

SP-1 – Strong capacity to pay principal and interest. An issue determined to possess very strong capacity to pay debt service is given a plus (+) designation.

SP-2 – Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 – Speculative capacity to pay principal and interest.

D – ‘D’ is assigned upon failure to pay the note when due, completion of a distressed exchange offer, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

COMMERCIAL PAPER RATINGS

MOODY’S GLOBAL SHORT-TERM RATINGS:

Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Prime-1 (P-1) – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

Prime-2 (P-2) – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

Prime-3 (P-3) – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

Not Prime – (NP) – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P SHORT-TERM ISSUE CREDIT RATINGS:

A-1 – A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 – A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 – A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B – A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C – A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D – A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

INTERNATIONAL LONG-TERM CREDIT RATINGS

FITCH RATINGS LTD. (“FITCH”):

International credit ratings relate to either foreign currency or local currency commitments and, in both cases, assess the capacity to meet these commitments using a globally applicable scale. As such, both foreign currency and local currency international ratings are internationally comparable assessments.

The local currency international rating measures the likelihood of repayment in the currency of the jurisdiction in which the issuer is domiciled and hence does not take account of the risk that it will not be possible to convert local currency into foreign currency, or make transfers between sovereign jurisdictions (transfer and convertibility (T&C) risk).

A Local Currency International Rating will be assigned in cases where an issuance’s original terms and conditions allow for repayment of foreign currency investors in local currency equivalent at the prevailing exchange rate at the time of repayment.

Foreign currency ratings additionally consider the profile of the issuer or note after taking into account T&C risk. This risk is usually communicated for different countries by the Country Ceiling, which “caps” the foreign currency ratings of most, though not all, issuers within a given country.

Besides T&C risks, there can be rating distinctions between an issuer’s Local Currency and Foreign Currency Ratings, when there is considered to be a risk of selective default on Local Currency obligations versus Foreign Currency obligations, or vice versa.

A Foreign Currency Rating will be assigned in cases where an issuance is denominated in local currency or local currency equivalent, but repayment of principal and/or interest is required to be made in foreign currency at the prevailing exchange rate at the time of repayment.

Foreign currency ratings additionally consider the profile of the issuer or note after taking into account transfer and convertibility risk. This risk is usually communicated for different countries by the Country Ceiling, which “caps” the foreign currency ratings of most, though not all, issuers within a given country.

AAA – Highest Credit Quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA – Very High Credit Quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A – High Credit Quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB – Good Credit Quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB – Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B – Highly Speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC – Substantial Credit Risk. Default is a real possibility.

CC – Very High Levels Of Credit Risk. Default of some kind appears probable.

C – Near default. A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a “C” category rating for an issuer include:

a.	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b.	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation;

c.	the formal announcement by the issuer or their agent of a distressed debt exchange; and

d.

a closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent.

RD – Restricted Default. ‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced:

a.	an uncured payment default or distressed debt exchange on a bond, loan or other material financial obligation but

b.	has not entered into bankruptcy filings, administration, receivership, liquidation, or other forma winding-up procedure, and

c.	has not otherwise ceased operating.

This would include:

i.	the selective payment default on a specific class or currency of debt;

ii.

the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation; and

iii.

the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligation, wither in series or in parallel; ordinary execution of a distressed debt exchange on one or more material financial obligations.

D – Default. ‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

NATIONAL LONG-TERM CREDIT RATINGS

FITCH:

National ratings express creditworthiness across the full range of the credit rating scale, using similar symbols to those used for international ratings. However, to assure differentiation between the two scales, a two- or three-letter suffix is appended to the national rating to reflect the specific nature of the national scale to the country concerned. For ease of reference, Fitch uses the suffix of (xxx) to indicate a national rating.

Each country or monetary union’s national rating scale is specific to that jurisdiction and is not comparable to national scales of different countries. Key characteristics of national ratings are described in this document. For a more in-depth explanation on the application of national ratings, including unique application considerations, please see the National Scale Rating Criteria at www.fitchratings.com/criteria.

National Relativity

National ratings are a measure of relative credit risk among issuers in a country or monetary union, except in circumstances when ratings are notched for support or at the instrument level to differentiate priority/recovery prospects relative to other local market instruments. Where national ratings are derived by notching, they reflect creditworthiness relative to the respective supporting entity’s (parent or government) national rating, rather than to unsupported national ratings. National Rating Correspondence Tables often will have a notch-specific LC IDR or credit opinion that relate to multiple rating options on the national scale.

LC and FC Issuer National Ratings

National ratings can be assigned to the issuer or at the specific debt instrument level.

Issuer-level national ratings address the relative vulnerability to default of LC obligations (or legal tender) for local issuers within the country concerned when not notched for support. Therefore, national ratings exclude the risk that cross border investors may be unable to repatriate interest and principal repayments out of the country. Issuer-level national ratings do not incorporate transfer and convertibility risk associated with the FC obligations of a local issuer, and this is the reason the national scale rating analysis begins with an international LC rating or LC credit opinion as transfer and convertibility risk is only incorporated into FC ratings; there are some exceptions where ratings may be notched.

Issuer and Instrument-level National Ratings

Fitch assigns national ratings to specific debt instruments denominated in LC and issued where the entity or issuer is domiciled. Fitch may also assign national instrument ratings to i) foreign issuers’ obligations issued in LC in the country concerned, and ii) local or foreign issuers’ (legal entities or branches) obligations where repayment is in FC and a national scale rating may be required to comply with local regulation and/or local market practices often found in Central America and countries with high levels of dollarisation; national ratings of FC instruments are less common.

Convergence at ‘C’

A ‘C’ level rating on both the international and national rating scales reflects that the default of an issuer is imminent. As a result, a ‘C’ rating on one scale is necessarily a ‘C’ rating on the other scale.

Due to the greater differentiation across national rating scales relative to the international rating scale, there can be more rating volatility and more significant rating transition for National Ratings compared with International Ratings.

AAA(xxx) – ‘AAA’ National Ratings denote the highest rating assigned by the agency in its National Rating scale for that country. This rating is assigned to issuers or obligations with the lowest expectation of default risk relative to all other issuers or obligations in the same country or monetary union.

AA(xxx) – ‘AA’ National Ratings denote expectations of very low default risk relative to other issuers or obligations in the same country or monetary union. The default risk inherent differs only slightly from that of the country’s highest rated issuers or obligations.

A(xxx) – ‘A’ National Ratings denote expectations of low default risk relative to other issuers or obligations in the same country or monetary union.

BBB(xxx) – ‘BBB’ National Ratings denote a moderate default risk relative to other issuers or obligations in the same country or monetary union.

BB(xxx) – ‘BB’ National Ratings denote an elevated default risk relative to other issuers or obligations in the same country or monetary union.

B(xxx) – ‘B’ National Ratings denote a significantly elevated default risk relative to other issuers or obligations in the same country or monetary union.

CCC(xxx) – ‘CCC’ National Ratings denote a very high level of default risk relative to other issuers or obligations in the same country or monetary union.

CC(xxx) – ‘CC’ National Ratings denote the level of default risk is among the highest relative to other issuers of obligations in the same country or monetary union.

C(xxx) – A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a “C” category rating for an issuer include:

a.	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b.	the issuer has entered into a temporary negotiate waiver or standstill agreement following a payment default on a material financial obligation;

c.	the formal announcement by the issuer or their agent of a distressed debt exchange; and

d.

a closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent.

RD(xxx) – Restricted Default. ‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:

-	the selective payment default on a specific class or currency of debt;

-

the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

-	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

-	execution of a distressed debt exchange on one or more material financial obligations.

D(xxx) – ‘D’ National Ratings denote an issuer that has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure or that has otherwise ceased business.

Notes: The ISO International Country Code is placed in parentheses immediately following the rating letter to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

SHORT-TERM CREDIT RATINGS

FITCH:

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term deposit ratings may be adjusted for loss severity. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F1 – Highest Short-Term Credit Quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 – Good Short-Term Credit Quality. Good intrinsic capacity for timely payment of financial commitments.

F3 – Fair Short-Term Credit Quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B – Speculative Short-Term Credit Quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C – High Short-Term Default Risk. Default is a real possibility.

A-9

RD – Restricted Default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D – Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

NATIONAL SHORT-TERM CREDIT RATINGS

FITCH:

F1(xxx) – Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency’s National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country or monetary union. Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.

F2(xxx) – Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union. However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx) – Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.

B(xxx) – Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.

C(xxx) – Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.

RD(xxx): Restricted Default. – Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D(xxx) – Indicates a broad-based default event for an entity, or the default of a short-term obligation.

Notes to Long-Term and Short-Term National Ratings:

The ISO International Country Code is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

“+” or “-” may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx)’.

APPENDIX B

PROXY VOTING POLICIES AND PROCEDURES

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RBC Global Asset Management

Proxy Voting Guidelines

Updated March 2025

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Introduction

Proxy voting approach

As an asset manager, RBC Global Asset Management (RBC GAM)1 acts in the best interests of the accounts that it manages, including segregated client accounts and investment funds (collectively, “portfolios”). This includes exercising the voting rights attached to securities in the portfolios we manage, where we have such authority. We exercise the voting rights of the portfolios we manage in their best interests and with a view to enhancing the long-term value of the securities held.

Enhancing governance

We believe that issuers with good governance practices generally are able to focus on long-term sustainable growth, and are more likely to effectively manage conflicts and material environmental and social risk factors. These issuers are also more likely to access fixed income markets when needed, and pose less risk for equity investors due to proper alignment of shareholder and management interests. As such, we believe that exercising our voting rights is an effective way of considering issues that are material to our investments and can help protect and enhance the long term value of the portfolios we manage.

Proxy voting issues

Issuers’ proxies most frequently contain management proposals to elect directors, to appoint auditors, to adopt or amend compensation plans, and to amend the capitalization of the issuer.

A decision to invest in an issuer can include consideration of the performance of its management and its corporate governance practices. Since a decision to invest is generally an endorsement of management of the issuer, we will usually vote with management recommendations on routine matters. When considering the election of directors, we may consider the board’s past course of action and any plans to improve governance and disclosure.

Proxies may also contain shareholder proposals requesting a change in an issuer’s policies and practices. When evaluating shareholder proposals, we consider materiality, prescriptiveness, and existing disclosures and commitments, where applicable. Under this approach, where we believe fulfillment of shareholder proposal requests is in the best interests of our portfolios, we will support them.

We conduct due diligence on management performance and corporate governance issues and may consider the analysis and voting recommendations provided by independent research firms. We are also members of organizations such as the Canadian Coalition for Good Governance, the Council of Institutional Investors, the International Corporate Governance Network, and the Responsible Investment Association, which provide industry insights on corporate governance best practices.

Securities lending

Some RBC GAM funds participate in securities lending programs. In order to allow for proxy voting for securities that have been loaned by these funds, we will generally recall all of these securities for North American issuers on or before the record date to ensure vote eligibility. For loaned securities of issuers outside of North America, we will generally recall all of the securities of an issuer where we own at least 1% of the outstanding shares of that issuer or there is a significant voting issue where RBC GAM’s position could impact the result. We may keep securities out on loan for these funds where we determine it is in the best interests of the fund to do so.

Proxy Voting Guidelines

We have established these Proxy Voting Guidelines (the “Guidelines”) to govern the exercise of our voting rights. We review and update our Guidelines on an ongoing basis as our view of corporate governance best practices evolves and with the view to enhance the long-term value of our portfolios.

Our Guidelines are published for the information of clients, to provide issuers with our views on governance practices, and to provide issuers with context on our voting decisions.

While we will generally vote proxies in accordance with the Guidelines, there may be circumstances where we believe it is in the best interests of our portfolios for us to vote differently than as contemplated by the Guidelines, or to withhold a vote or abstain from voting.

[1]

In this document, references to RBC GAM include the following affiliates: RBC Global Asset Management Inc. (including PH&N Institutional), RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management

(UK) Limited, RBC Global Asset Management (Asia) Limited, and RBC Indigo Asset Management Inc. (RBC Indigo).

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In the event of a perceived or actual conflict of interest involving the exercise of proxy voting rights, we follow procedures to help ensure that a proxy is exercised in accordance with our Guidelines, uninfluenced by considerations other than the best interests of our portfolios.

The Guidelines are applied for issuers in Canada, the United States, the United Kingdom, Ireland, Australia, and New Zealand. In all other markets, RBC GAM utilizes the local benchmark voting policy of Institutional Shareholder Services Inc.(ISS).It should be noted that the Guidelines may not specifically address each voting issue that may be encountered. In these cases, RBC GAM will generally follow ISS’ local benchmark voting policy, after reviewing and agreeing with their implementation. RBC GAM reviews meetings and proposals to help ensure votes are submitted in the best interests of our portfolios. RBC GAM has the ability to override the recommended votes of ISS if we determine that the recommended votes would not be in the best interests of our portfolios.

Proxy voting process

Proxy voting vendor

RBC GAM retains the services of ISS to manage and execute proxy votes. In addition, ISS provides custom voting recommendations for proxies based on our Guidelines, where applicable. RBC GAM subscribes to the research of both ISS and Glass, Lewis & Co. The research and benchmark policy voting recommendations from both proxy advisors may be considered as part of the proxy voting decision. However, the final voting decision is independent and voting authority rests solely with RBC GAM.

RBC GAM engages with ISS on an annual basis in advance of the upcoming proxy voting season to confirm the desired implementation of the Guidelines and any updates thereof. This includes a review of ISS’ benchmark voting policy updates to consider applicable guidelines and their implementation.

Internal monitoring and review

RBC GAM has a process to manage the review and approval of vote instructions. Our Responsible Investment (RI) team manages the internal review of proxy voting to help ensure that the custom recommendations made by ISS correctly reflect the intentions of the Guidelines. This includes the review of upcoming company meetings, corresponding meeting research and custom vote recommendations by the RI team’s analysts. Our investment teams receive regular reports of upcoming meetings in the portfolios they manage, which may include flags and rationales for any recommended votes against the recommendations of management based on either the Guidelines or ISS’ local benchmark voting policy. See ‘Miscellaneous voting processes’ for more information on our approach when ISS does not provide custom voting recommendations.

For logistical and organizational purposes, and to increase the likelihood of vote acceptance, we have instructed ISS to auto-submit votes based on our custom voting recommendations, where applicable, prior to each meeting’s own market cutoff date. Because voting authority rests solely with RBC GAM, we may manually submit our votes at any time prior to the meeting. In each case, the aforementioned review and approval process is applied.

In advance of a meeting, if a company files additional soliciting materials with the local regulators, or publishes a response to the research or vote recommendations of ISS or Glass, Lewis & Co., sufficiently in advance of applicable voting deadlines, we will review those responses and consider them in our voting decision, if deemed material to the voting decision. We welcome these disclosures, as they can provide a wider group of investors with useful information than the company may otherwise be able to engage with directly. In the case of Glass, Lewis & Co., the vendor publishes company responses in amended research reports, and our RI team receives email notifications of such amendments. In the case of ISS, the vendor publishes ‘Proxy Alerts’ in amended research reports. Because we retain the services of ISS to manage and execute proxy votes, we also utilize the vendor’s online voting platform to notify our RI team of instances where (a) an ISS research report has been republished, (b) ISS’ benchmark policy voting recommendations have changed, and (c) ISS has changed its custom voting recommendation to us. Due to the various parties and systems involved in the proxy voting process and the volume of votes researched, we believe issuers should aim to disclose responses or additional solicitation materials as soon as possible to provide investors with ample time to consider the disclosed information.

Vote override

In scenarios where we believe the custom voting recommendations from ISS are inconsistent with the intentions of the Guidelines, and/or do not reflect the best interests of the portfolio(s), a vote override process will be initiated. This process can be prompted through the review process of the RI team or as a result of direct input from the investment

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teams. Investment teams are consulted on vote override requests and the request is submitted to the Proxy Voting Committee for review. Our Proxy Voting Committee includes our Chief Investment Officer (CIO) and the Managing Director & Head, Responsible Investment. In order for a vote override request to be processed, the majority of Proxy Voting Committee members (not including the CIO) must agree. The CIO has ultimate authority on all proxy voting decisions, which are made in a manner consistent with the firm’s fiduciary duty. We consider a vote override to be consistent with the intentions of the Guidelines, and our approach to exercise the portfolios’ voting rights in their best interests, with a view of enhancing the long-term value of the securities held.

Miscellaneous voting processes

In certain cases, ISS does not provide a voting recommendation on a proposal. These cases include, but are not limited to:

●	Transaction-related proposals such as the approval of merger and acquisition transactions.

●	Proposals at the meetings of private companies.

●	Proposals at certain bondholder meetings.

These proposals are evaluated on a case-by-case basis and referred to the applicable portfolio managers. The RI team works with applicable portfolio managers and the Proxy Voting Committee (if required) to reach a final voting decision.

In some cases, RBC GAM may receive physical proxy voting ballots or may need to instruct votes directly through custodians or other parties involved in voting administration. This is most common for certain fixed income investment strategies. Typically, ISS will be unable to provide custom voting recommendations in these cases, and the RI team will work directly with applicable portfolios managers and the Proxy Voting Committee (if required) to reach a final voting decision.

For certain fixed income portfolios, votes are submitted in Broadridge’s ProxyEdge platform by a RBC GAM Corporate Actions team. In these cases, ISS’ custom voting recommendations are not available directly in the ProxyEdge platform. The RI team works directly with the Corporate Actions team, applicable portfolio managers, and the Proxy Voting Committee (if required) to reach a final voting decision.

1. Board of directors

The board of directors of a corporation must act in the best interests of that corporation. The board engages the services of a management team to ensure the corporation’s long-term success. The board’s key functions are to approve direction of corporate strategy, supervise risk management, and evaluate the performance of the company and of management. Overall, the board is responsible for determining, implementing, and maintaining a culture of integrity and ethical behaviour.

In order to be effective in representing the interests of security holders, we believe the board should generally reflect the criteria outlined below. If these criteria are met, then we will generally vote in favour of the election of directors proposed by management. We will also generally support shareholder proposals seeking to implement these criteria.

1.1 Independence of the board of directors

Ideally, the board should be composed of a substantial majority of independent directors.

An independent director shall be independent of management and free from any interest or relationship that could interfere with the director’s ability to act in the best interests of the corporation and its shareholders. A director who is not independent will be considered to be independent three years after the termination of the relationship or interest that caused the director’s independence to be compromised. However, a former CEO or CFO of the company will not be considered independent until five years after their employment with the company ends.

For directors who are also major shareholders (defined as a person who controls 5% or more of the equity or voting rights of the company), independence will be assessed on a case-by-case basis. However, if these directors hold stock that has disproportionate voting rights, they will not be considered to be independent.

We will consider proposals to adopt a stricter definition of independence on a case-by-case basis and in doing so will consider the current independence of the board as well as local legal and regulatory requirements.

Voting guideline

We will generally not support directors who are non-independent, with the exception of the current CEO,

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if the proposed board is composed of less than a two-thirds majority of independent directors.

1.2 Independence of the chair

It is a matter of good governance practice that an independent director be appointed to the position of chair of the board of directors. An independent chair is one of the primary mechanisms by which board independence is maintained. If the chair is not independent, we would generally expect the appointment of a lead independent director.

Voting guideline

We will generally not support a non-independent director if he or she is also chair (or will become chair upon becoming a director) unless an independent director is appointed as a lead director and an independent corporate governance committee exists.

1.3 Executive chair

In some instances a company may appoint an individual to be an “executive chair” of the board. An executive chair can present both corporate governance and compensation concerns for shareholders. The company should disclose the role of the executive chair in detail and explain to shareholders why having an executive chair is appropriate for its governance.

Compensation arrangements for an executive chair can be of particular concern and should be assessed in the context of director compensation rather than executive compensation practices. We are particularly concerned when the executive chair role appears to have been created to provide ongoing generous compensation to a retired CEO or founder of the company.

Voting guideline

We will review all executive chair compensation arrangements on a case-by-case basis but may withhold/vote against members of the compensation committee if the executive chair’s total compensation is more than two times that of the highest paid independent director sitting on the board.

1.4 Risk management

One of the primary responsibilities of the board is to understand the risks facing the company and to help ensure that management has put in place appropriate measures to identify, monitor and manage those risks. While initial responsibility for risk management may be delegated to a committee of the board, it is ultimately the responsibility of the entire board.

Proper succession planning is also an important responsibility of senior management and the board, particularly when it comes to identifying candidates for the CEO role. Companies and boards should have a robust succession planning process and disclose to shareholders the process to ensure that the company follows that process.

Voting guideline

Proposals to establish a risk committee of the board will be assessed on a case-by-case basis. These proposals will be assessed in the context of the risk profile of the company and how effectively those risks are being managed.

1.5 Board size

The number of directors on a board can be an important factor in board effectiveness. The board should be large enough to adequately perform its responsibilities without being so large that it becomes cumbersome. In general, boards should have between 5 and 15 directors, but the appropriate number of directors will vary with the size and nature of the corporation.

Voting guideline

Where the number of directors is outside this range of 5 – 15 directors we will vote against approval of the number of directors on the board if we believe that board effectiveness has been compromised.

1.6 Committees of the board

Committees have become accepted mechanisms of corporate governance. Corporations of a sufficient size should, at a minimum, include the following committees of the board:

●	Audit Committee: The audit committee should be responsible for ensuring the accurate accounting and reporting of the company’s financial performance, ensuring that adequate internal control measures exist, and overseeing the annual external audit of the corporation. We believe that audit committee members require sufficient professional expertise to effectively carry out their duties and consider a lack of expertise and/or relevant experience in our assessment of the committee.

●	Corporate Governance Committee: The corporate governance committee should be responsible for the oversight of the governance of the corporation.

●	Compensation Committee: This committee should be responsible for the direction and oversight of the company’s executive

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compensation program and for regularly evaluating the performance of senior management.

●	Nominating Committee: The nominating committee should identify the board’s need for new or additional directors and skill sets, and then recruit, nominate and orientate new directors. The committee should also assess the need for certain skills on the board that may be lacking.

The chair and committee members should all be independent directors.

Voting guideline

For most companies, we will not support non-independent board members who sit on, or chair, any of the above committees.

We will generally support proposals to prohibit CEOs of other listed companies from sitting on the compensation committee.

For small companies, we will generally not support non-independent board members who sit on, or chair, the audit committee. For the compensation, nominating and corporate governance committees, a majority of the members and the chair should be independent.

We will generally vote against the board for failing to establish any or all of the above committees. We will support proposals to establish any or all of the above committees.

1.7 Majority voting

We believe it is a shareholder right to have an effective ability to vote on the election of directors to the board. Companies should adopt policies to help ensure that directors are elected to the board using a majority vote system whereby directors who do not receive a majority of the votes cast in their favour are required to submit their resignation to the board. Barring exceptional circumstances, that resignation should be accepted by the board.

Voting guideline

We will generally support proposals that call for the adoption of a majority vote system for the election of directors in non-contested director elections.

Where a director fails to receive majority support in a director election and continues to sit on the board, and the board fails to provide a valid time-limited reason for this, we will generally withhold votes from the director in question, all directors who sit on the nominating and governance committees, and the chair of the board for as long as that director continues to sit on the board.

1.8 Cumulative voting

There are valid arguments for and against cumulative voting. It can ensure an independent voice on an unresponsive board, or it can allow a small group of shareholders to promote their own agenda.

Voting guideline

We will generally vote against cumulative voting proposals, unless there is a clear and demonstrated need for cumulative voting.

1.9 Staggered boards

We believe that the annual election of all directors best serves the interest of shareholders. We believe electing each director on an annual basis helps ensure the board remains positioned to act in the company’s best interests, consistent with our aim to enhance the long-term value of our portfolios.

Voting guideline

We generally will not support a proposal for the introduction of staggered terms.

We generally will not necessarily vote against a slate of directors simply because the board uses staggered terms.

We generally will support proposals to eliminate staggered terms or to introduce the annual election of directors.

1.10 Director attendance

Directors should be able to commit sufficient time to carry out their duties in an effective manner. Although attendance at board and committee meetings is not the only measure of director performance, we believe poor attendance makes it difficult for directors to carry out their responsibilities effectively.

Voting guideline

We will generally not support the election of existing directors if they have attended less than 75% of the board and committee meetings in aggregate, unless there are extenuating circumstances.

We believe companies should disclose a summary of the frequency of key committee meetings and attendance for those meetings. We will generally not support the election of the corporate governance committee if records for board attendance are not disclosed.

1.11 Overboarding

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Serving as a director of a public company requires a significant commitment in time and effort. If directors sit on an excessive number of boards, we believe it can compromise their ability to serve effectively.

Voting guideline

We will generally withhold votes from directors who sit on more than five boards or, in the case of current CEOs or Executive Chairs, more than two boards (their own board plus one other).

1.12 Director liability and indemnification

We recognize that in order to build and maintain a qualified board it may be necessary for the company to have a policy limiting the liability of directors and provide them with an indemnity. However, we believe these policies should only apply when directors are acting honestly, in good faith, and in the best interests of the corporation. If the director fails to do so, the indemnification should not apply.

Voting guideline

When considering proposals to eliminate or limit the personal liability of the directors, RBC GAM will consider:

●	the performance of the board

●	the independence of the board and its key committees

●	whether or not the company has anti-takeover devices in place

If the above factors are favourable, we will generally support liability-limiting proposals to indemnify directors against legal costs provided they have acted honestly and in good faith and provided the company persuasively argues that it is necessary to attract and retain directors.

We will also generally support proposals seeking personal liability for directors as a result of fiduciary breaches arising from gross negligence. We will generally oppose proposals for indemnification when they seek to insulate directors from actions they have already taken or if litigation is pending.

1.13 Tenure of directors

We consider board renewal and diversity as an important component of overall board effectiveness. In order to facilitate the board renewal process, we believe boards should consider the tenure of individual directors as well as the range of tenures throughout the board as part of the annual board assessment.

Excessive average board tenure, as compared to market norms, without evidence of consistent board refreshment, may be considered as part of our overall assessment of an issuer’s corporate governance practices.

Voting guideline

We will evaluate shareholder proposals to introduce term limits for directors on a case-by-case basis.

We will assess the independence of directors annually regardless of length of service. We will generally vote against the chair of the nominating committee where more than one-third of the board has a tenure greater than 15 years.

1.14 Performance evaluation of directors and board

A board must evaluate its own performance, which presents a conflict of interest. We believe that the best way to deal with this conflict is for the board to adopt its own statement of principles and guidelines to evaluate the performance of directors and the effectiveness of the board. The board should prepare annual evaluations based on these principles and guidelines, and should summarize the results of that evaluation in the annual proxy circular.

Voting guideline

We will generally support proposals to develop and institute performance evaluations for a board of directors and to disclose a summary of the results of those evaluations in the annual proxy circular.

1.15 Directors proposed on a single ballot item

We believe that directors should be proposed for election individually on the ballot. When multiple directors are proposed for election on a single ballot item, it removes the shareholders’ ability to vote against the election of individual directors and change the composition of the board.

Voting guideline

We will generally support proposals that directors be proposed for election individually.

We will generally vote against the election of a board proposed on a single ballot item if we would vote against the election of any of the nominated directors based on the Guidelines.

1.16 In camera meetings

In camera meetings of independent board members create an opportunity for more candid discussions than may occur at formal board meetings. We believe these meetings may help to facilitate and enhance overall board independence. It is recommended that

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after these meetings, the chair of the in camera sessions should meet with the chief executive officer to advise of the topics that were discussed.

Voting guideline

We will generally support proposals that would require regular in camera meetings of independent board members only.

1.17 Voting for directors

In general, we will vote for the directors nominated by management unless these guidelines indicate otherwise or the long-term performance of the issuer or the directors has been unsatisfactory. We will also consider any issues that come to our attention regarding a director’s performance at another public company, as it may add undesired risk to the portfolio company. We may also consider the board and management team’s assessment and management of what we consider to be material environmental, social, and governance (ESG) factors.

Voting guideline

We will generally not support the election of certain directors if there are instances of material governance failures or significant failures in risk oversight, including on material ESG issues.

We may also vote against the election of certain directors when we believe an issuer has not made satisfactory progress on a material issue, as determined by RBC GAM.

We will generally not support the election of directors with material governance and/or performance issues at another public company.

1.18 Audit process

The audit plays an important role in the corporate governance process. Not only does it serve to verify the financial performance of a company, but it also aims to identify deficiencies in the internal control mechanisms of the company.

The audit process should involve the establishment of an independent audit committee (see 1.4) and the appointment of an independent auditor by that committee. The auditor should report directly to the audit committee and not to management.

The audit partner should be rotated on a regular basis in line with regional requirements.

We believe the audit committee has a responsibility to select and appoint an auditor in the best interests of shareholders. We generally support the role of the external auditor being put to tender on a regular basis. We believe external auditor tenure exceeding

20 years is disproportionate compared to market norms. Auditor tenure may be considered case-by-case as part of our overall assessment of issuers’ corporate governance practices.

Voting guideline

We will generally support the choice of auditors recommended by the audit committee.

Where auditors are being changed for reasons other than routine rotation, we will review the reasons on a case-by-case basis.

In line with applicable regulations, we generally will not vote against auditor ratification based on external auditor tenure alone. Where governance issues have been identified and we believe those issues are linked to external auditor tenure, we may vote against auditor ratification or audit committee members. Where the auditor has limited or capped its liability as it relates to the performance of the audit and the limits placed on the auditor’s liability are unreasonable, we generally will not support the choice of auditor.

If the lead audit partner has been linked with a significant auditing controversy, we may not support the choice of auditor or its remuneration.

1.19 Audit fees

We believe the amount and composition of fees paid to an auditor can compromise an auditor’s ability to act independently and perform an audit that is free from undue influence by management. In order to help ensure auditor independence, a substantial majority of the fees paid to the auditors should be for audit and audit-related services.

Voting guideline

We will generally support proposals that prohibit the outside auditor from maintaining a relationship with the company other than providing audit and audit-related services.

We will generally vote against the choice of auditor if less than two-thirds of the total fees paid to the auditor over the previous year were for audit and audit-related services. We will consider withholding our votes from members of the audit committee if the company’s auditor received more than half its fees from non-audit services.

1.20 Board diversity

We believe that like board independence, director tenure, overboarding, and other governance factors, board diversity is an important characteristic in constructing high quality boards. In our view, high

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quality boards are better positioned to fulfill their duty to shareholders.

We believe that directors should have a diverse range of backgrounds and experience to enhance overall board effectiveness. A mix of perspectives and backgrounds can be attained through characteristics including, but not limited to, gender, race, and ethnicity. We believe this may help the board of directors in their decision-making and to better understand the material risks and opportunities facing the corporation. To complement the board’s ongoing evaluation of board and senior management performance, we believe boards should monitor board, key committee, and senior management diversity.

To the extent practicable, we believe companies should publicly disclose information on the characteristics of their board of directors. It is our view that this additional transparency better positions investors to incorporate these factors into investment decision making, where material. Disclosure is also recommended to provide insight to shareholders on how these characteristics are being incorporated into board composition and candidate selection.

Voting guideline

We may consider the board’s diversity as part of our overall assessment of issuers’ corporate governance practices. We evaluate board diversity on a case-by-case basis and may consider the board’s composition compared to market norms. Where we determine that a board’s current composition can be improved, we may vote against the election of the nominating committee, or other directors as appropriate.

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2. Management and director compensation

We believe properly structured compensation plans can incentivize executives and directors to create long-term, sustainable value for investors. Compensation plans should attempt to align the long-term interests of investors with the interests of management and directors. Compensation plans should also be sufficiently generous to attract and retain individuals with the skill sets required to help ensure the long-term success of the company, but compensation should be commensurate with performance. The compensation plan should be developed and maintained by the compensation committee.

2.1 Equity-based compensation plans

In general, these plans should reward good performance, and not reward poor performance. The cost of the plan, either to the shareholders or the company, should be related to the benefits derived from it. The plan should be disclosed to the shareholders in detail and be approved by them.

In general we would like to see a reduction in the use of stock options as a form of compensation. Our preference is for stock ownership rather than stock options.

Voting guideline

We will review each equity-based compensation plan on a case-by-case basis.

We will generally support:

●	plans that define the awards to senior executives and link the granting or vesting of equity-based compensation to specific performance targets that are tied to improving the long-term risk adjusted returns of the corporation.

●	stock option plans where the options are issued with a strike price higher than the current price of the underlying asset

●	plans where the stock options have a term appropriate for the issuer (e.g. volatility, dividend yield, strategic timeline) amendments to plans that will remove or amend a negative attribute from an existing plan, ultimately improving its overall structure

We will generally not support

●	“evergreen” stock option plans

●	plans or proposals that allow the repricing of stock options, or that reissue options a strike price below the strike price of the original options

●	plans that do not prohibit the inappropriate manipulation of equity award grant dates through practices known as backdating, spring loading or bullet dodging

●	plans that are 100% vested when granted or plans that allow pyramiding, gross-ups or automated acceleration of the vesting requirements, including when there is a change in control.

●	plans that do not provide clear guidelines for the allocation of awards

●	plan amendments if the total potential dilution of all plans exceeds 10%, or annual dilution exceeds 1% over a three-year average

●	plans that authorize allocation of 25% or more of the available awards to anyone individual

●	plans that give the board broad discretion in setting the terms and conditions of equity-based compensation programs

●	stock option plans that allow for the “reloading” of exercised or lapsed options

●	equity-based compensation plans that allow, or do not specifically prohibit, hedging. We will withhold/vote against the members of the compensation committee if any equity-based compensation exposure is hedged during the period

In general, we believe it is not appropriate for directors to participate in stock option plans, and would prefer directors to own stock outright in the company. As such, we will generally not support proposals for director participation in stock option plans. However, for small companies we will review director options on a case-by-case basis, and if a company demonstrates a need for director options we may support such a plan (for example, where cash preservation is a priority for the company).

We will generally not support change in control provisions that allow for stock option holders to receive more for their options than shareholders would receive for their shares, or provisions that allow for the granting of options, or other equity awards, or bonuses to outside directors in the event of a change of control.

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We believe shareholders should have the opportunity to consider and vote on separate components of stock option plans (versus voting on an omnibus stock option plan). We vote on omnibus stock option plans on a case-by-case basis. In cases where components of the plan do not meet our stated guidelines, we will generally vote against the entirety of the plan.

2.2 Expensing of share options

While options may not be an expense to the corporation, they are an expense to the existing shareholders due to the dilution effects. As such, we believe that share options should be expensed in the financial statements of a corporation.

Voting guideline

We will generally support proposals that require the expensing of stock options in the financial statements of a corporation in accordance with IFRS.

2.3 Golden parachutes

We recognize that ‘golden parachutes’ may in some circumstances be an appropriate way to provide executives with the personal financial security and professional objectivity that is required to act in the best interests of shareholders. However, in some cases these provisions can be excessive.

Voting guideline

We will generally support proposals requiring shareholders to approve golden parachute arrangements.

We will review golden parachute arrangements on a case-by-case basis. However, we will generally vote against overly generous golden parachutes for senior executives. We will also vote against plans that use a single trigger for cash or other payments or for the vesting of equity based compensation

2.4 Employee stock purchase plans

We believe the interests of shareholders and employees can be aligned if employees have the opportunity to become shareholders at a reasonable price. Employee stock purchase plans are an effective way to facilitate that alignment, and we believe it can be in the best interests of shareholders. In general we will support employee stock purchase plans that align employee interests with creating value for shareholders.

Voting guideline

We will generally support employee stock purchase plans with a purchase price of not less than 85% of market value, potential dilution of less than 10% and an appropriate mandatory hold period.

2.5 Director compensation

We believe that director compensation should be commensurate with the time and effort that directors spend executing their duties, but it should not be so generous that it may compromise a director’s ability to act independently of the board or management. We also believe that directors who personally own a meaningful amount of the company’s stock will be better motivated to act in the interests of shareholders.

Voting guideline

We will assess director compensation on a case-by-case basis and may vote against the election of members of the board committee responsible for director compensation (or the full board and/or the chair in the absence of a responsible committee) if we believe that director compensation is excessive or inappropriately structured. Factors that may be considered include, but are not limited to:

●	The potential to compromise the independence of directors

●	The overall alignment with shareholder interests

●	If compensation is excessive in terms of the size and complexity of the company

●	Other concerning plan features such as inadequate stock retention requirements and the use of stock options or retirement benefits

2.6 Director retirement benefit

We believe that retirement benefits should be restricted to the employees of a corporation. Directors’ independence could be compromised if they receive retirement benefits from the corporation.

Voting guideline

We will generally vote against proposals for retirement benefits for directors, unless it can be clearly shown that they will not impair directors’ independence.

2.7 Employee loans

We believe loans to senior management or the guaranteeing of loans for the purpose of exercising options should be avoided. These types of arrangements can expose the company to the risk of not being able to recover the loan if the employment of the borrower is terminated.

Voting guideline

We will review loans to senior management on a case-by-case basis, but will generally support loans that are reasonable in amount, given at a market rate

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of interest, (and not forgivable) and are secured against shares in the company or some other real asset.

2.8 Excessive executive compensation

We believe that executive compensation should be performance based and should align the interests of executives with the long-term interests of shareholders. It should be designed in a way to attract and retain executives that create long-term, sustainable shareholder value. We would like to see performance criteria clearly disclosed and defined and detailed disclosure of whether and how those criteria have been met. The performance criteria and the degree to which they have been met should be determined by the compensation committee. Executives should be required to hold a substantial portion of their equity compensation awards, including shares received from option exercises, during their employment with the company and for some reasonable time after leaving the company.

In our view, compensation plans often use overly complex structures. Overly complex compensation plans make the proper assessment of pay and performance alignment difficult and, in some instances, this complexity facilitates misalignment between pay and performance. As a result, we generally support simplified pay practices with the following core features:

●	Competitive base salary

●	Annual incentives tied to performance on short-term material strategic goals

●	Long-term, time-vesting restricted share units (RSUs), where the vesting period extends over five or more years

For compensation plans using this structure, companies are also encouraged to implement stock holding requirements, depending on the vesting schedule. In our view, this simplified structure incentivizes management to create long-term, sustainable shareholder value, reduces the burden on compensation committees, and promotes a clearer understanding of compensation opportunities and alignment between those opportunities and company performance.

Voting guideline

We will generally support executive compensation plans that are fair and oppose those that misalign pay and performance, or are structured in a way that may risk doing so in the future.

2.9 Compensation report and say-on-pay

The compensation report in the proxy circular is the primary means by which shareholders obtain information to assess the compensation practices of the company. This report should be clear, concise, and disclose methods of compensation and performance measures. Furthermore, this report should present the information in a format that will allow all shareholders to easily determine total compensation for an individual.

When considering whether to approve a company’s advisory vote on executive compensation, we will consider the company’s overall compensation philosophy in the context of relevant factors, including:

●	whether pay is aligned to long-term sustainable performance

●	whether the company has provided adequate disclosure of specific performance metrics and measures and discloses performance against those metrics

●	whether the company has poor executive pay practices

●	whether the company has manipulated its equity compensation plans through stock option backdating, spring loading or re-pricing, or the use of materially-altered non-GAAP performance metrics without a reasonable rationale

●	whether the company uses time vesting or performance vesting for equity awards, with particular consideration where equity awarded through the Long-Term Incentive Plan, excluding stock options, lacks a performance-based component

●	whether the company has established meaningful stockholding requirements for executives and whether it has claw back policies in place in the event of accounting restatement or wrongdoing

●	whether overall amounts of executive compensation are reasonable relative to company peers, other employees and the value added by the executive. For instance, overall amounts may be flagged as excessive where the highest paid executive’s total compensation is twice as high the previous year’s median pay at the company’s market cap and revenue-based peers

●	whether the executive compensation plans are overly complex or duplicative

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●	whether the company’s executive compensation plans give directors excessive discretionary power over awards if there are significant levels of dissent on the say-on-pay vote over two or more consecutive years

Voting guideline

We will generally support proposals that require enhanced disclosure of compensation for senior executives.

We will generally support proposals requiring an advisory vote by shareholders to approve the annual compensation report (i.e.“say-on-pay”).

Where a say-on-pay proposal fails to obtain the support of at least 60% of its shareholders we believe boards should engage with their significant shareholders to determine the nature of their concerns with the company’s executive compensation practices. If we share similar concerns and determine they are not adequately addressed in the next proxy circular, we will generally withhold/vote against the members of the compensation committee of the board.

We will assess all say-on-pay proposals on a case-by-case basis, but will generally not support plans where:

●	There are inadequate equity retention requirements for named executives; specifically, where the equity retention requirement for the CEO is less than 5x base salary. It is preferred that these requirements extend for a period post-employment.

●	There are inadequate claw-back provisions in the event of fraud or other acts that result in financial restatement or inappropriate compensation being paid.

●	The compensation committee has exercised discretion to increase executive compensation beyond what was indicated by the compensation metrics and has not provided adequate disclosure and justification for this action.

●	The compensation plan and/or the compensation plan disclosure is overly complex with no apparent reason for that complexity.

●	The plan uses per-share metrics and there was a significant repurchase of shares during the period with no business rationale.

●	There were significant legal expenses incurred and/or settlements paid arising from the company’s products, services, or business operations excluded from performance metric calculations.

●	There was a significant environmental or social controversy during the year that had an actual or potential material impact on the company that is not reflected adequately in the remuneration of executives.

●	Substantial payouts are triggered for performance that falls below the relevant comparator group median or average.

●	The amount of the total compensation paid to the CEO or senior management is excessive in light of all relevant circumstances.

●	The highest paid executive earns greater than $20-million(USD) and the company provides no disclosure on thresholds and targets of performance metrics in both the Short-Term Incentive Plan (STIP) and Long-Term Incentive Plan (LTIP).

●	Executives are awarded with excessive special or one-time awards in response to successful transactions.

●	The compensation plan makes use of significant front-loaded awards or long-term mega grants without robust performance conditions aligning management and shareholder interests for the duration of the plan’s life and beyond.

●	The compensation committee has exercised discretion to increase executive compensation to ensure the executive has an excessive amount of minimum guaranteed compensation.

●	Executives receive continued or outsized pay increases in instances where the company made significant cuts to its workforce or furloughed employees. We believe this may have detrimental impacts on company culture and performance.

2.10 Compensation consultants

Compensation consultants are used by boards to provide advice and recommendations on the structure of executive compensation plans. The use of consultants can provide invaluable support to the compensation committee in designing the executive compensation plan. To increase the likelihood of a compensation plan that appropriately incentivizes executives to create long-term, sustainable value for shareholders, we believe it is important that the independence of compensation consultants is not compromised and that the nature and the extent of the relationship are disclosed to shareholders. It is our

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view that no less than two-thirds of the total fees paid to the compensation consultant be for consulting services provided to the board. In addition, it is our view that the compensation consultants be engaged by the compensation committee and report directly to it.

Voting guideline

We will generally support shareholder proposals requiring the full disclosure of all fees paid to a compensation consulting firm, distinguishing between fees paid for services to the board and for all other services provided to the company.

We will generally support shareholder proposals requiring compensation consultants to limit their overall relationship with a company to providing services to the board only.

2.11 External management compensation disclosure

Occasionally issuers will employ external rather than internal senior management teams. In these situations senior management are not employees of the company but rather provide their services under a contract. For this type of management structure, disclosure requirements regarding executive compensation do not technically apply and consequently practices for these arrangements often fall well below those for internal management. RBC GAM expects that the disclosure of external management compensation should be the same as it is for senior management employed by an issuer.

Voting guideline

Where compensation disclosure practices for issuers with external management fall materially below the disclosure requirements for issuers with internal management, we may vote against the say-on-pay proposal. If there is no say-on-pay proposal on the ballot we may withhold votes from all members of the compensation committee.

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3. Takeover protection and transactions

The takeover protection measures that are available to boards and management can be a double-edged sword for the shareholder. They can be used to protect shareholder value by defending the company from hostile takeover bids that do not represent a fair value for the assets of the company. However, they can also be used to entrench a board and management who may ultimately undermine shareholder rights and shareholder value. We evaluate proposals related to takeover protection measures on a case-by-case basis, with a view to enhancing the long-term value of the securities held.

3.1 Shareholder rights plans (“poison pills”)

There are two main purposes for a shareholder rights plan. The first is to help ensure that shareholders are treated equally. The second is to give the board time to consider other options, typically during a hostile takeover attempt. We believe some shareholder rights plans go beyond these two aims and may be used to prevent bids that are worthy of shareholder consideration.

It is our view that a shareholder rights plan should allow a takeover offer to stand for no longer than 60 days before the board responds. This gives management and the board sufficient time to consider the bid and assess alternatives.

In Canada, shareholder rights plans must be ratified by the shareholders at the first annual meeting following adoption of the plan. In the U.S., shareholder ratification is not required.

Voting guideline

We will review each shareholder rights plan on a case-by-case basis, but will generally not support plans that are not subject to shareholder approval at least every three years. We will generally oppose shareholder rights plans that are triggered by a purchase of less than 20% of the company’s shares, or that includes dead-hand, slow-hand, or no-hand provisions.

We will generally vote against directors if shareholder rights plans have features that we believe are not in the best interests of shareholders or if the board makes material adverse modifications without shareholder approval.

3.2 Other takeover protection measures

Other takeover protection measures may include, but are not limited to the following:

●	going private transactions
●	leveraged buyouts

●	lock-up arrangements

●	crown-jewel defences

●	greenmail

●	fair price amendments

●	re-incorporation

When considering any takeover protection measure, we would be more likely to support a proposal if:

●	the measure protects the rights of all shareholders

●	sufficient time and information is made available to shareholders to make an informed decision

●	the measure will allow competing bids to be considered over a reasonable time

●	the measure is subject to shareholder approval

●	the measure is adopted for a limited period

Voting guideline

We will review takeover protection measures on a case-by-case basis. We will generally oppose greenmail payments where there is no sufficient long-term business justification for them.

3.3 Dissident shareholders, contested elections, and proxy contests

In contested elections, it is important to understand what both management and the

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dissident are proposing and the implications it will have on performance going forward.

Voting guideline

We will review dissident shareholder proposals for director nominees on a case-by-case basis to determine which will result in the best performance for the company. We may consider:

●	the performance of current management and the company’s long-term performance

●	the competing strategic plans of the dissident and incumbent slate to enhance long-term corporate value, including the impact on key constituents

●	the relative qualifications of the nominees and, where relevant, the company’s current executive and board compensation practices

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●	board independence, performance, equity ownership and responsiveness to shareholder concerns

3.4 Dissident director nominee compensation

In some contested director elections, dissident director nominees may have separate compensation agreements with the dissident shareholder. These agreements can be problematic, particularly if they extend beyond the election of the nominee directors, as they may compromise the independence of the nominee directors, motivate them to act in the best interests of the dissident shareholder rather than the best interests of the company, and create divisions within the board.

Voting guideline

We will review nominee director compensation agreements with dissident shareholders on a case-by-case basis, but may vote against/withhold votes from dissident director nominees if we believe their independence has been or could be compromised.

We will generally support proposals to prohibit payments from a dissident shareholder to its nominee directors after those directors have been elected to the board.

We will generally vote against proposals that would prevent the election of nominee directors who have received compensation from a dissident shareholder during a proxy contest, prior to being elected to the board.

3.5 Mergers and acquisitions

When dissidents are proposing an alternative strategy or if a proposed merger or acquisition is put to shareholders for a vote, we may consider all relevant factors, including:

●	impact on long-term corporate value

●	anticipated financial and operating benefits

●	the price being offered to shareholders

●	circumstances regarding how the deal was negotiated

●	any proposed or resulting changes in corporate governance and the potential impact of those changes on company performance

Votes on mergers or acquisitions are referred directly to portfolio managers and evaluated on a case-by-case basis.

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4. Shareholder rights

Shareholder rights include rights to vote on certain corporate matters, to receive information from the issuer, to sell or transfer shares, to receive a share of the income of the issuer and to share in the net proceeds on the sale or winding-up of the issuer. We believe the protection and maintenance of these rights is aligned with the bests interests of our portfolios.

4.1 Confidential voting

As with other electoral systems, the voting of proxies should be confidential, thereby ensuring that the process is impartial and free from coercion.

Voting guideline

We will generally support proposals to introduce confidential voting.

4.2 Proxy access

We believe that a robust process for nominating directors is important for creating an effective board and that shareholders can have a role to play in that process. We believe it can be appropriate for significant shareholders to have the right to nominate a number of directors for election in the ordinary course, outside of any contest for control, and should have their nominees included in the proxy circular in the same manner as the company’s nominees.

Voting guideline

We will generally support proposals that provide shareholders owning at least 3% of a company’s voting shares (individually or together with other shareholders) access to the company proxy statement to advance non-management board candidates comprising no more than 25% of the total board. We generally do not support limits on the number of shareholders that may aggregate their shares to satisfy the ownership requirement, but generally will not oppose proxy access proposals with reasonable limits on this basis alone.

In general, we will withhold support for proxy access proposals if the access right could be used to promote hostile takeovers by allowing for nomination of more than 25% of the board.

We generally will not support by-law amendments that will place unreasonable conditions or restrictions on shareholders’ ability to nominate directors.

If proxy access provisions are used to unreasonably restrict the rights of shareholders, we may withhold votes from the members of the corporate governance and nominating committees until the issue is resolved.

4.3 Advance notice provisions

When select shareholders nominate a director for election at or just before a company’s annual or special meeting, we believe it poses undue risks to other shareholders that were unable to adequately review all relevant information relating to a proposed nominee. Advance Notice Policies allow companies to mitigate this risk by ensuring that the company and shareholders are notified within an appropriate timeframe of a shareholder’s intention to nominate one or more directors. However, these Advance Notice Policies also have the potential to be used by the company to unreasonably restrict the right of shareholders to nominate directors.

Voting guideline

We will generally support proposals seeking to establish Advance Notice Provisions so long as:

●	The minimum notice period is not less than 30 days from the meeting date in the event of an annual meeting or 15 days in the event of a special meeting

●	Nominations may be submitted within a minimum of 10 days following the first public announcement of a meeting if notice of the meeting date is given less than 50 days prior to the meeting date

●	There is no upper limit on the number of days before an annual meeting in which a director can be nominated

●	The policy provides that if the annual meeting is postponed or adjourned, a new time period for shareholder nominations will begin

●	There are no requirements that unnecessarily restrict the ability of shareholders to nominate directors, including the ability of companies’ to request an unreasonable level of additional disclosure regarding shareholder nominees

4.4 Dual-class stock & unequal voting rights

A company with dual class shares gives multiple votes per share to a certain class of shares, resulting in unequal voting rights between classes of shares. This violates the principle of one share, one vote. Companies with multiple voting shares can give minority shareholders the ability to make decisions that may not be in the interests of other shareholders, which would typically include our portfolios.

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For companies that maintain a share structure with unequal voting rights, we believe voting results should be disclosed and broken down by each class of share to provide greater transparency and allow both minority shareholders and the board to better understand how the different classes of shares were voted.

Voting guideline

We will generally not support the creation or extension of an unequal voting right structure without substantial proof that such a plan is critical to the success of the issuer, for instance, as a result of specific and unique challenges facing the issuer. Any such plan must be subject to future approval by the holders of the subordinate voting shares at regular and pre-determined intervals. If the issuer does not provide an adequate rationale for the proposed structure, we may vote against members of the corporate governance committee.

Where an issuer that has historically used an unequal voting right structure does not have adequate protections for minority shareholders, we may vote against members of the corporate governance committee. At a minimum, adequate protections for minority shareholders should include either:

●	a regular binding vote for holders of subordinate voting shares on whether or not the capital structure should be maintained; or

●	the existence of an adequate sunset clause to eliminate the unequal voting right structure. We will determine the adequacy of a sunset clause on a case-by-case basis. We will consider the length and structure of the sunset clause, in addition to the overall corporate governance of the issuer when determining the adequacy of a sunset clause.

We generally do not support newly public companies adopting share structures with unequal voting rights. If this structure is adopted, it should include a reasonable sunset provision. If a newly public company adopts a share structure with unequal voting rights and lacks a reasonable sunset provision, we may vote against the election of directors on a case-by-case basis.

We will generally support proposals to eliminate unequal voting right structures.

We will consider any proposal to enhance the voting rights of long-term shareholders on a case-by-case basis, in light of the particular circumstances of the company and the legal regulatory regime to which it is subject.

We will generally support proposals that ask for the disclosure of voting results broken down by share class.

4.5 Supermajority approval

We believe that supermajority requirements do have a legitimate purpose, but can be subject to abuse. This includes the risk that a small number of significant investors can more easily prevent actions that may be in the best interests of shareholders. We believe supermajority requirements should not be used for votes regarding takeovers or control of a company, and the approval proportion should not be set too high. A two-thirds majority is most common, and we generally consider anything above that to be unreasonable.

Voting guideline

We will consider supermajority voting proposals on a case-by-case basis but will generally vote against any supermajority proposal that has more than a two-third majority requirement unless it can be clearly demonstrated that it is in the shareholders’ best interests.

4.6 Linked proposals

Linked proposals are used to pass proposals that may not be approved if they were proposed individually.

Voting guideline

We will generally not support linked proposals.

4.7 Increase in authorized shares

We recognize that directors may need the flexibility to issue stock to meet changing financial conditions. This may include a stock split, to support an acquisition or restructuring plan, to use in a stock option plan or to implement an anti-takeover plan. To help ensure the decision is in the best interests of shareholders, authorization of additional stock should be approved by shareholders, and should meet a specific business need.

Voting guideline

We will review proposals to increase authorized shares on a case-by-case basis. We will generally not support proposals for unlimited authorized shares.

We may support a reverse stock split if management provides a reasonable justification for it and reduces authorized shares accordingly.

We will generally oppose management proposals to issue tracking stocks designed to reflect the performance of a particular business unit.

4.8 Disclosure of voting results

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We believe that disclosure of voting results can better position shareholders to evaluate the corporate governance of the company. As a result, it is our view that shareholders have the right to know whether a proposal has been passed or defeated, as well as the number of votes for, against and withheld. Additionally, we believe proposals should be cast by ballot rather than a show of hands, as this will ensure that all shareholders, whether present at the meeting or not, will be treated equally. In order to maintain the integrity of the proxy voting process, we believe vote results be subject to independent verification.

Voting guideline

We will generally support proposals for the prompt disclosure of proxy voting results, to eliminate the practice of voting by a show of hands, and to adopt independent verification of proxy voting.

4.9 Blank-cheque preferred shares

There may be valid business reasons for the issuance of blank-cheque preferred shares, but we believe the potential for abuse typically outweighs the benefits. The authorization of these shares can give directors complete discretion over the conditions of the stock and shareholders have no further power to determine how or when the shares will be allocated.

Voting guideline

We will generally not support the authorization of blank-cheque preferred shares.

4.10 Shareholder meeting quorum

We believe the quorum for shareholders’ meetings should be high enough to ensure that individual shareholders or small groups of shareholders (for example the board or senior management) will not be able to act independently of other shareholders, but not so high as to make it difficult to achieve. We believe too low of quorum risks the small group making decisions that are not in the best interests of other shareholders.

Voting guideline

We review requests to reduce quorum requirements on a case-by-case basis and may take into consideration the market capitalization of the company, the company’s ownership structure, and other factors as appropriate

We will generally support quorum amendment proposals that require a minimum of two shareholders representing 25% of outstanding shares to constitute a quorum.

4.11 Equity issues

To help preserve the value of shares, we believe shareholders should have input the issuance of shares, especially when that issuance will result in significant dilution of ownership. This allows shareholder input on major decisions that affect the long-term interests of shareholders and the company.

Voting guideline

We will review proposals regarding private placements and the issuance of equity on a case-by-case basis, but will vote against proposals that will cause excessive dilution without a valid business need.

4.12 Other business

We believe that the inclusion of an “other business” proposal on a proxy ballot gives the board broad discretion to act without specific shareholder approval and could pose undue risk to shareholders.

Voting guideline

We generally will not support “other business” proposals.

4.13 Implementing shareholder views

When a resolution receives the support of a majority of shareholders, the board of directors should report back within a reasonable time, and not later than the next annual shareholders’ meeting, on the action taken or explain why no action has been taken. We believe this is good corporate governance practice as failure to do so may be indicative of a board unwilling to make decisions a majority of shareholders believe are in the company’s best interests.

Voting guideline

When the board fails to implement a proposal that has received a majority of shareholder support, and does not demonstrate a valid reason for this action, we will generally withhold votes for all board members who served on the board during the period in question.

4.14 Share blocking

Some countries allow the practice of share blocking, where shareholders are “blocked” or prevented from trading their position from the time the proxy votes are submitted to the day after the shareholders’ meeting. This practice has implications for the management of the portfolios in which these securities are held. We believe that this practice is not in the interests of shareholders.

Voting guideline

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In general, we will not vote shares that are subject to blocking restrictions unless we determine that it is in our portfolios’ best interests to do so.

4.15 Income trust governance

We believe holders of income trusts should enjoy the equivalent rights and protection as the shareholders of a corporation. The trust and associated entities should take steps to ensure that appropriate governance practices are adopted to achieve this end.

Voting guideline

We will generally support proposals that enhance governance practices of the trust.

We may withhold votes from trustees where they have failed to establish or protect the rights of unit holders.

4.16 Reincorporation

There can be valid business reasons for a company to reincorporate in a different jurisdiction; however, a company may also be motivated to reincorporate for reasons that may be inconsistent with the interests of shareholders.

Voting guideline

We will review reincorporation proposals on a case-by-case basis but will generally vote against proposals that will result in unjustified risk to the corporation, unreasonable limits on director liability, diminished shareholder rights or weaker corporate governance requirements.

We will generally oppose management proposals to restructure the venue for shareowner claims by adopting charter or bylaw provisions that seek to establish an exclusive judicial forum.

4.17 Exclusive forum provisions

Exclusive forum provisions relate to a company making a change to its by-laws stipulating that legal actions brought against the company will only be permitted in courts within a certain jurisdiction. For example, if a shareholder wanted to sue a company they could only file the action in the jurisdiction stipulated by the company. While there may be valid reasons for adopting an exclusive forum provision, there is also the potential that these provisions could be abused by a company and negatively impact the rights of shareholders.

Voting guideline

We will assess exclusive forum provisions on a case-by-case basis, but will generally not support proposals unless the company can demonstrate a clear need for such a provision and how it is in the interests of all shareholders.

4.18 Pre-IPO unilateral bylaw/charter amendments

Private companies that are contemplating an IPO have the ability to adopt bylaw or charter amendments that may not be consistent with the corporate governance practices we believe are in the best interests of the company’s performance. We believe these types of corporate governance practices are particularly egregious if they are adopted just prior to an IPO. These amendments have the potential to compromise the rights of the shareholders after an IPO, and may be more difficult for shareholders to amend or repeal once a company has gone public. We are concerned that companies in this situation will adopt these measures knowing that the new shareholder base would not approve them if they were proposed post-IPO.

Voting guideline

With all IPOs, the expectation is that the newly public entity will have corporate governance and shareholder rights practices aligned with long-term, sustainable value creation for shareholders. We will review the bylaws and charter for IPOs on a case-by-case basis, but will generally vote against the corporate governance committee of the board and the board chair if there are any unreasonable restrictions on the rights of shareholders that have not been removed prior to the IPO.

4.19 Calling a special meeting

In some jurisdictions, shareholders holding a specific percentage of a company’s shares are able to call a special meeting in order to take action on matters that arise between regularly-scheduled annual general meetings. If, however, shareholders are unable to do so, their ability to remove directors, put forward resolutions or respond to an offer from a bidder may be restricted.

Voting guideline

We will generally support proposals allowing shareholders the right to call a special meeting. We will review shareholder proposals requesting that a company install or change the percentage of shares required to call a special meeting on a case-by-case basis.

4.20 No-action and exemption requests

In some jurisdictions (particularly the United States), companies may be permitted by market regulators and/or agencies to exclude shareholder proposals from the ballot if the proposal conflicts with a

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management proposal at the same meeting. However, companies may use this avenue to limit shareholder rights by putting forth management proposals similar to those filed by shareholders, but with more limited criteria than originally set out by the shareholder proposal proponent.

The removal of redundant shareholder proposals from the ballot may be warranted where the company takes reasonable action on the issue or where the proponent agrees on the withdrawal after engagement. However, we are generally not supportive of the exemption practice where it impedes improvements to shareholder rights.

Voting guideline

We will examine cases where shareholder proposals have been excluded after the company has included a competing management proposal on a case-by-case basis. We may vote against members of the governance committee if we determine that the company has excluded a shareholder proposal and introduced a management proposal on substantially the same issue that may be contrary to shareholders’ best interests, as compared to the original shareholder proposal.

We will vote on the resulting management proposal on a case-by-case basis, taking into consideration the impacts on shareholder rights and shareholders’ abilities to file future resolutions on the issue(s).

4.21 Virtual and Hybrid shareholder meetings

Although there are benefits to facilitating virtual participation in shareholder meetings, virtual meeting formats have the potential to adversely impact shareholder rights, especially in the case of virtual-only meetings. In our view, a virtual meeting experience is not directly comparable to an in-person experience for all shareholders.

We are generally supportive of a hybrid meeting format where companies combine a traditional in-person meeting with the option of remote participation, as long as shareholder rights are not limited.

When a company holds a hybrid or virtual-only meeting, we expect effective disclosure demonstrating that shareholder rights are maintained under the meeting format. Disclosure should include:

●	Procedures on shareholder questions, including required timelines to submit questions, if questions are selected or screened, and disclosure practices (e.g. how virtual meeting participants can see questions, publicly addressing unanswered questions after the meeting)

●	Technical and logistical guidance for virtual meeting participation

●	Details on technical support for issues encountered related to accessing or participating in the virtual meeting

●	We believe shareholders should be given the opportunity to vote on the adoption of virtual-only meetings. If a company adopts the right to hold a virtual-only meeting, we believe a virtual-only meeting should only be permitted in exceptional circumstances. Companies should provide clear disclosure on what are considered exceptional circumstances.

Voting guideline

We may withhold our support from the corporate governance committee if the company holds a virtual-only meeting and:

the resulting meeting format negatively impacts shareholder rights; or

the company fails to provide sufficient disclosures regarding meeting procedures, logistical guidance, and/or technical support.

We will evaluate proposals to adopt a virtual-only meeting format on a case-by-case basis. We may consider regional legislation related to virtual-only meetings and the company’s disclosed approach to holding virtual-only meetings.

4.22 Acting by written consent

Acting by written consent provides shareholders with the ability to act on important issues outside of the regular annual meeting cycle. It can also be an effective alternative to calling a special meeting by reducing the cost and added expense to the company of holding a special meeting. In our view, the ability to act by written consent enhances shareholder rights.

Voting guideline

We will generally support proposals:

●	Granting shareholders the right to act by written consent

●	That seek to restore or improve the right to act by written consent We will generally oppose attempts to limit and/or eliminate shareholders’ ability act by written consent.

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5. Shareholder proposals

It is our view that shareholders should have the right to bring relevant proposals to the annual general meeting. We believe that these proposals should be included on the proxy ballot for consideration by all shareholders as long as they deal with appropriate issues and are not used to raise personal matters, politically- or ideologically-motivated requests, or to garner publicity.

We also believe that proposals should generally refrain from specifying how companies should achieve the desired objectives. We are mindful that, if fulfilled, some proposals may diminish long-term shareholder value by imposing unreasonable constraints on the board and management, or result in the company taking actions inconsistent with long-term, sustainable value creation for shareholders.

We believe certain environmental, social, and governance issues can be material and impact the long-term, risk-adjusted performance of an issuer. We assess proposals that address these issues in terms of the risks and opportunities they represent for the company and whether those issues have been adequately disclosed to shareholders. We may consider the International Sustainability Standards Board (ISSB)’s global SASB Standards or IFRS Sustainability Disclosure Standards (includes IFRS S1 and IFRS S2) when assessing the materiality of a proposal.

We will generally review shareholder proposals on a case-by-case basis. Where proposals request enhanced disclosure in an area that represents a material risk or opportunity for the corporation, and we believe the enhanced disclosure would benefit shareholders, we will generally support them. Where we determine fulfillment of the proposal request would not be in the best interests of the portfolio, we will oppose it. This may include where proposals mandate a specific course of action for the company, are considered overly prescriptive, request action or disclosure we believe is already sufficiently provided by the issuer, or request action or disclosure on an issue we do not consider material to the company.

We expect the board to adequately respond to shareholder proposals that receive meaningful support. Meaningful support is assessed on a case-by-case basis, as support levels can be impacted by factors such as share class structure and insider ownership. However, in the case of widely owned companies with a single class share structure, we would generally consider 30% support to be meaningful.

Aside from adoption of the proposal’s requests (where the board believes it is in the best interests of shareholders to do so), we generally consider adequate responsiveness to include:

Engagement with a reasonable number of shareholders (by number or percentage ownership).

A detailed rationale on why the requests of the proposal were not adopted or not fully adopted.

In cases where we determine the board has not sufficiently responded to meaningfully-supported shareholder proposals, we may vote against the election of directors with oversight of the shareholder proposal’s content.

5.1 Lobbying disclosure proposals

We believe there is a risk to shareholders where companies engage in lobbying activities or political contributions either misaligned with long-term, sustainable value creation for shareholders or its publicly disclosed strategies and/or commitments. We believe companies should provide sufficient disclosure on their lobbying activities and political contributions where material. We will generally evaluate the quality of existing disclosures based on the following factors:

●	The company’s rationale for its lobbying activities and/or political contribution

●	Board and/or management oversight of lobbying activities and/or political contributions and description of this oversight

●	Disclosure of a list of trade associations or applicable groups where dues meet or exceed a specific threshold. In cases where there are recent controversies, fines, or litigation regarding the company’s lobbying-related activities or political contributions, we may be supportive of enhanced disclosure, not limited to the following:

●	Disclosure of the company’s overall lobbying expenditures and/or political contributions

●	Disclosure of a comprehensive list of trade association memberships or memberships in applicable groups.

Voting guideline

We will evaluate shareholder proposals seeking additional disclosure on companies’ lobbying activities or political contributions on a case-by-case basis, but will generally support proposals where the

Proxy Voting Guidelines – March 2025   B-23

company does not currently disclose such details or existing disclosure is inadequate. In cases where such details are disclosed, and the proponent has raised concerns regarding the alignment of companies’ lobbying activities or political contributions with its stated strategies, or there are recent controversies, fines, or litigation regarding the company’s lobbying-related activities or political contributions that we believe pose undue risk to shareholders, we may support the proposal.

5.2 Cyber security

We believe investors should be provided with sufficient information to evaluate a company’s management of risks related to cyber security. We believe companies should provide additional disclosure on their cyber security policies and procedures where material.

Voting guideline

We believe that cyber security is a material risk in several industries and we will generally support requests for enhanced disclosure on how the board and senior management are overseeing, managing, and mitigating these risks.

When evaluating cyber security-related shareholder proposals, we will generally consider:

●	The level of disclosure of company protocols, policies, and procedures relating to data protection and guards against cyber attacks

●	Commitment to applicable market-specific laws or regulations that may be imposed on the company

●	Controversies, fines, or litigation related to cyber security related issues

5.3 Climate change

●	We believe climate-related risks are systemic risks that have the potential to materially impact issuers and the economies, markets, and society in which they operate. Mitigating greenhouse gas (GHG) emissions may reduce the systemic risks that climate change poses. We recognize the importance of the global goal of achieving net-zero emissions by 2050 or sooner, to mitigate climate-related risks.

●	Where climate change poses a financially material risk or opportunity to a company, we believe cliimate-related disclosures are beneficial in providing shareholders with the ability to evaluate how a company is addressing material climate-related risks and
●	opportunities. We expect issuers to be guided by the recommendations of the International Sustainability Standards Board (ISSB) and/or the recommendations of the Task Force on Climate related Financial Disclosures (TCFD). Companies applying ISSB’s IFRS Sustainability Disclosure Standards (includes IFRS S1 and S2) meet the TCFD recommendations as the recommendations are incorporated into the ISSB Standards. This should include details on how they are addressing material climate risk and opportunities in their governance, strategy, and risk management, as well as any of their climate metrics and targets and transition plans. We expect issuers for which climate change is a material risk to:

●	work towards identifying and publicly disclosing material financial and strategic impacts resulting from the transition to a net-zero economy.

●	establish credible targets and develop action plans aligned with achieving net-zero emissions by 2050 or sooner. We also expect them to demonstrate progress in meeting their commitments.

●	When evaluating climate-related shareholder proposals, we may consider:

●	The industry in which the company operates and the materiality of the requested disclosure in that industry

●	The company’s existing publicly available information on the potential impacts of climate change on its operations, strategy or viability

●	Existing oversight, policies and procedures on climate-related risks and opportunities

●	The company’s level of disclosure and preparedness compared to that of its industry peers

●	Whether the company has recently been involved in climate-related controversies resulting in fines, litigation, penalties or significant environmental, social or financial impacts

●	The company’s existing climate-related targets, commitments, and initiatives

Voting guideline

We will evaluate climate-related shareholder proposals on a case-by-case basis, but will generally support proposals requesting:

Proxy Voting Guidelines – March 2025   B-24

●	That a company disclose the organization’s governance around climate-related risks and opportunities.

●	That a company disclose the actual and potential impacts of climate-related risks and opportunities on the organization’s businesses, strategy, and financial planning. This includes disclosure of the results of climate scenario analysis and related assessments.

●	That a company disclose how the organization identifies, assesses and manages climate-related risks. Risks include Transition Risks (Policy and Legal, Technology, Market, and Reputation) and Physical Risks (Acute and Chronic),as defined by the TCFD.

●	That a company disclose the metrics and targets used to assess and manage relevant climate-related risks and opportunities, or on how the company identifies, measures, and manages such risks.

●	That a company adopt or implement initiatives to reduce GHG emissions, including carbon. This includes providing detailed disclosure of progress.

●	That a company adopt long-term and interim net-zero or science-based targets, where climate-related risks are financially material and adoption timelines are within a reasonable time frame. Net-zero targets should relate to scope 1 and 2 emissions. Where a proponent requests that a company adopt net-zero targets on scope 3 emissions, we will review on a case-by-case basis, factoring in materiality of these emissions to the company, feasibility of the request, and usefulness to shareholders if the proponent’s request is fulfilled.

●	That a company disclose its climate transition plan in line with the TCFD recommendations.

●	That a company provide enhanced disclosure on the alignment of its lobbying activities with climate change initiatives, including its membership in industry associations.

Shareholder proposals requesting that a company adopt a regular, non-binding shareholder vote on its climate strategy (i.e., a “say-on-climate”), will be evaluated on a case-by-case basis.

5.4 Environmental issues

How a company interacts with its environment and vice versa can be a material risk if left unmanaged. It is our view that inadequate management of these risks can impact a portfolio’s long-term risk adjusted return.

Voting guideline

Where we believe environmental impacts are material, we will generally vote in support of proposals that ask for:

●	enhanced disclosure of a company’s environmental practices and/or environmental risks and liabilities

●	initiatives to reduce toxic emissions and disclosure of results

●	initiatives to promote recycling, including product life-cycle management, and disclosure of results

●	companies to abstain from operating in environmentally sensitive areas or using products produced from materials extracted from such areas, where material and insufficiently managed risks are identified

●	consideration and adoption of the Equator Principles

●	reporting on water use, intensity, supply, and risks

●	reporting on efforts to reduce overall water use or intensity and impacts on local water systems

5.5 Human rights

Respecting international human rights standards supports a stable, resilient business operating environment, as well as well-functioning global capital markets. International human rights standards include but are not limited to: the Universal Declaration on Human Rights, the International Bill of Rights, the International Labour Organization’s (ILO) Declaration on Fundamental Principles and Rights at Work, United Nations Guiding Principles on Business and Human Rights (the UN Guiding Principles), and the United Nations Declaration on the Rights of Indigenous Peoples (UNDRIP).

We believe that issuers that implement mechanisms to identify affected stakeholders and address potential or actual adverse human rights impacts may be more effective at managing material human rights risks from their supply chains, operations, customers and/or end users.

Voting guideline

We will generally vote in support of proposals that call on companies to:

Proxy Voting Guidelines – March 2025   B-25

●	adopt or comply with policies that conform to the United Nations Guiding Principles on Business and Human Rights (UNGPs), and/or express a commitment to respect the International Bill of Rights, which includes the Universal Declaration on Human Rights, the International Covenant on Civil and Political Rights, and the International Covenant on Economic, Social and Cultural Rights

●	adopt or comply with policies that conform to the International Labour Organization’s Declaration on Fundamental Principles and Rights at Work and report on the progress toward implementing those standards take reasonable steps, or institute an adequate review process which may include a third-party independent review, that monitors compliance with human rights and related policies throughout its supply chain,

●	disclose its practices, policies, and oversight for assessing, preventing, and mitigating human rights risks the company’s investments, operations and/or activities in countries with historical or current evidence of labour and human rights abuses

●	adopt policies that aim to address human rights for operations in a conflict zone. This may include policies to protect the rights of local communities and avoid exacerbating the conflict

●	adopt independent programs to monitor the company’s compliance with codes of conduct or the company’s human rights policy and to provide detailed disclosure of results

●	adopt or comply with policies that conform to the International Labour Organization’s Core Conventions and report on the progress toward implementing those standards

5.6 Community issues

We believe community issues can pose material risks and opportunities to certain companies, as their operations can be both reliant on and have an impact on the residents of the communities in which it operates. “Community” may also refer to larger areas, such as a province, state or nation, to the extent that a company’s operations may have broader impact.

Voting guideline

We will generally vote in support of proposals that call for:

●	careful consideration of advertising policies and practices to ensure that they do not promote racial stereotyping

●	meaningful disclosure of plant closing criteria

●	eliminating the use of predatory lending practices and “redlining”

●	disclosure of lending practices in developing countries

●	support of the Extractive Industry Transparency Initiative

5.7 Indigenous rights

Indigenous Peoples have inherent rights to self-determination in accordance with international and domestic law. They also have specific rights, such as those set out in the United Nations Declaration on the Rights of Indigenous Peoples (UN DRIP), which includes Free, Prior and Informed Consent (FPIC).

Voting guideline

We will generally vote in support of proposals that call for:

●	disclosure on a company’s impact on Indigenous Peoples and their rights

●	reporting on the company’s policies relating to the rights of Indigenous Peoples

●	disclosure on how a company considers the rights of Indigenous Peoples in its operations and decision-making

5.8 Employee rights

We believe employees have the right to work in a safe and healthy environment. This includes a workplace that promotes a healthy and productive, professional environment that is free from unlawful discrimination, disrespectful or inappropriate behaviour, harassment (including sexual harassment), retaliation, and violence. Diversity, equity, and inclusion (DEI) in the workplace is also an important consideration for employee rights. It is our view that proper consideration and management of risks and opportunities related to employee rights can reduce potential risks to shareholders and contribute to long-term, sustainable value creation for shareholders. In general, we support proposals that we believe can enhance meaningful disclosure on or the management of risks and opportunities related to DEI, diversity, dignity and safety in the workplace, and collective bargaining rights.

Voting guideline

Proxy Voting Guidelines – March 2025   B-26

We will generally vote in support of proposals that ask companies to:

●	enhance disclosure of DEI in the workplace such as, DEI-related programs, goals, and demographic metrics. This may include, but is not limited to, enhanced disclosure of promotion and retention rates at different levels of management. It may also include enhanced disclosure on the progress of stated DEI-related programs.

●	report on racial or gender pay equity where the company has inadequate policies or disclosure and its practices lag behind peers’ or the company has been the subject of are cent controversy, including litigation, related to racial or gender pay equity

●	enhance disclosure, which may include adopting policies and procedures, on initiatives seeking to prevent discrimination on the basis of age, gender, ethnicity, race, skin colour, national origin, sexual orientation, disability, Indigenous status, gender expression/identity, education, religion and other dimensions that are intrinsic to all people

●	adopt enhanced health and safety policies, report on the implementation of those policies, and disclose health and safety data to shareholders

●	report on human capital risks, opportunities, initiatives, commitments and relevant statistic

5.9. Nature-related risks

The Task Force on Nature-related Financial Disclosures (TNFD) defines nature-related risks as potential threats posed to an organization, linked to their (and wider society’s) dependencies and impacts on nature. These can derive from physical, transition, and systemic risks. There are also nature-related opportunities, which are activities that avoid, reduce, mitigate, or manage nature-related risks, or that actively work to reverse the loss of nature, including through restoration, regeneration of nature, and implementation of nature-based solutions.

The TNFD provides a framework and sector-specific guidance for the disclosure of nature-related dependencies, impacts, risks, and opportunities. As issuers continue to advance their understanding of the materiality of nature-related factors to their businesses, we believe they should consider related disclosures that take into consideration the TNFD recommendations and guidance. We believe that proper consideration and management of nature-related risks and opportunities can reduce potential risks to shareholders and contribute to long-term, sustainable value creation for shareholders.

Voting Guideline

We will evaluate nature-related shareholder proposals on a case-by-case basis.

We will generally support proposals requesting that a company disclose the organization’s governance around nature-related risks and opportunities.

5.10. Board-related

The board of directors of a corporation must act in the best interests of that corporation. We believe that when boards are structured in a manner that promotes good governance practices, it facilitates the board’s achievement of this objective. It is our view that issuers with good governance practices generally:

●	Are better able to focus on long-term sustainable growth;

●	Are more likely to effectively manage conflicts;

●	Pose less risk for equity investors due to proper alignment of shareholder and management interests;

●	Are more likely to be able to access fixed income markets when needed; and

●	Are more likely to effectively manage material environmental and social risk factors.

We will generally support shareholder proposals requesting governance practices that we believe enhance an issuer’s governance practices and are in the best interests of shareholders.

Voting Guideline

We will review each shareholder proposal on a case-by-case basis, but may vote in support of proposals that request that companies:

Limit the employees of the company sitting on the board to the CEO only.

Separate the roles of CEO and Chair of the board, or appoint an independent chair.

Provide expanded disclosure on potential conflicts of interest regarding directors.

Enhance disclosure of the responsibilities of the executive chair and the compensation structure for the role.

Disclose senior management (including the CEO) and board short- and long-term succession planning policies.

Proxy Voting Guidelines – March 2025   B-27

Include a proportion of director remuneration to be in the form of common stock in the company.

Enhance disclosure of executive compensation, including additional disclosure of performance criteria and whether those criteria were met.

Link executive compensation to the company’s achievement of goals that go beyond traditional financial metrics, provided that those goals are on material factors and support the company’s long-term performance.

5.11. Artificial Intelligence

The development and adoption of artificial intelligence (AI) is increasingly integrated into the business operations of many companies. However, there may be material risks and opportunities associated with using this technology. We believe that companies using AI in a meaningful way should ensure they have appropriate governance and expertise to handle a changing regulatory, legal, and technological landscape.

Voting Guideline

We approach shareholder proposals on AI on a case-by-case basis. We may support proposals that call for enhanced disclosure on AI-related board and firm governance structures and expertise. Further, we will generally support proposals requesting enhanced disclosure on how a company uses AI within its operations, where material to the company’s business

Proxy Voting Guidelines – March 2025   B-28

6. Management environmental and social proposals

6.1 Say-on-climate

We believe climate-and nature-related factors are systemic risks that may materially affect issuers and the economies, markets, and society in which they operate. Mitigating GHG emissions may reduce the systemic risks that climate change poses. We recognize the importance of the global goal of achieving net-zero emissions by 2050 or sooner, in order to mitigate climate-related risks. Many companies are now seeking regular advisory votes from shareholders on their climate transition plans and progress made on these plans (i.e. a “say-on-climate” vote).

Voting guideline

We will evaluate say-on-climate management proposals on a case-by-case basis, but will generally not support proposals where the climate-related plans lack:

●	Clear and appropriately detailed disclosure of the governance, strategy, risk management, and metrics and targets, as they relate to climate-related risks and opportunities

●	Improvements on disclosure and performance, where applicable

●	Credible targets and disclosure of progress towards meeting these commitments

●	Disclosure of corporate and trade association lobbying activities, and how the company considers this in line with the Paris Agreement goals, where material.

When evaluating say-on-climate management proposals, we will consider the completeness of climate-related plans as well as the suitability of said plans, as determined by RBC GAM, for the company on a best-efforts basis. In addition, we will give consideration to newly-disclosed climate transition plans that do not meet this minimum criteria if there is demonstrable evidence and commitments indicating the minimum criteria will be met.

Proxy Voting Guidelines – March 2025   B-29

RBC Global Asset Management

This document is provided by RBC Global Asset Management (RBC GAM) for informational purposes only and may not be reproduced, distributed or published without the written consent of RBC GAM or its affiliated entities listed herein. This document does not constitute an offer or a solicitation to buy or to sell any security, product or service in any jurisdiction; nor is it intended to provide investment, financial, legal, accounting, tax, or other advice and such information should not be relied or acted upon for providing such advice. This document is not available for distribution to investors in jurisdictions where such distribution would be prohibited.

RBC GAM is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset

Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, and RBC Global Asset Management (Asia) Limited, which are separate, but affiliated subsidiaries of RBC. In Canada, this document is provided by RBC Global Asset Management Inc. (including PH&N Institutional) which is regulated by each provincial and territorial securities commission with which it is registered. In the United States, this document is provided by RBC Global Asset Management (U.S.) Inc., a federally registered investment adviser. In Europe this document is provided by RBC Global Asset Management (UK) Limited, which is authorised and regulated by the UK Financial Conduct Authority. In Asia, this document is provided by RBC Global Asset Management (Asia) Limited, which is registered with the Securities and Futures Commission (SFC) in Hong Kong.

Additional information about RBC GAM may be found at www.rbcgam.com.

This document has not been reviewed by, and is not registered with any securities or other regulatory authority, and may, where appropriate and permissible, be distributed by the above-listed entities in their respective jurisdictions.

Opinions contained herein reflect the judgment and thought leadership of RBC GAM and are subject to change at any time. Such opinions are for informational purposes only and are not intended to be investment or financial advice and should not be relied or acted upon for providing such advice. RBC GAM does not undertake any obligation or responsibility to update such opinions.

RBC GAM reserves the right at any time and without notice to change, amend or cease publication of this information. Some of the statements contained in this document may be considered forward-looking statements which provide current expectations or forecasts of future results or events. Forward-looking statements are not guarantees of future performance or events and involve risks and uncertainties. Do not place undue reliance on these statements because actual results or events may differ materially from those described in such forward-looking statements as a result of various factors. Before making any investment decisions, we encourage you to consider all relevant factors carefully.

® / TM Trademarks(s) of Royal Bank of Canada. Used under licence.

© RBC Global Asset Management Inc. 2024

(02/2025) 021GAM011 (02-2024) PROXYVOTINGGUIDELINES EN-V2 02/22/2024

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)	(1)	Amended and Restated Agreement and Declaration of Trust dated June 29, 2017. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 110 to the Registration Statement on Form N-1A filed with the Commission on July 28, 2017.

	(2)	Instrument Memorializing Resolutions of the Board of Trustees. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed with the Commission on September 30, 2004.

	(3)	Instrument Memorializing Resolutions of the Board of Trustees. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A filed with the Commission on December 29, 2009.

	(4)	Instrument Memorializing Resolutions of the Board of Trustees. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A filed with the Commission on September 1, 2011.

	(5)	Instrument Memorializing Resolution of the Board of Trustees. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A filed with the Commission on September 26, 2013.

	(6)	Instrument Memorializing Resolution of the Board of Trustees. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A filed with the Commission on December 20, 2013.

	(7)	Instrument Memorializing Resolution of the Board of Trustees. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A filed with the Commission on April 25, 2014.

	(8)	Instrument Memorializing Resolution of the Board of Trustees. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 79 to the Registration Statement on Form N-1A filed with the Commission on December 3, 2014.

	(9)	Instrument Memorializing Resolution of the Board of Trustees. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 80 to the Registration Statement on Form N-1A filed with the Commission on December 9, 2014.

	(10)	Instrument Memorializing Resolution of the Board of Trustees. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 89 to the Registration Statement on Form N-1A filed with the Commission on October 23, 2015.

	(11)	Instrument Memorializing Resolution of the Board of Trustees. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 100 to the Registration Statement on Form N-1A filed with the Commission on November 18, 2016.

	(12)	Instrument Memorializing Resolution of the Board of Trustees. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 153 to the Registration Statement on Form N-1A filed with the Commission on November 1, 2021.

	(13)	Instrument Memorializing Resolution of the Board of Trustees. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 155 to the Registration Statement on Form N-1A filed with the Commission on December 15, 2021.

	(14)	Instrument Memorializing Resolution of the Board of Trustees. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 160 to the Registration Statement on Form N-1A filed with the Commission on April 11, 2022.

	(15)	Instrument Memorializing Resolution of the Board of Trustees. Incorporated by reference to the Registrant’s Post-Effective Amendment No. 165 to the Registration Statement on Form N-1A filed with the Commission on December 14, 2022.

	(16)		Instrument Memorializing Resolution of the Board of Trustees. Incorporated by reference to the Registrant’s Post-Effective Amendment No. 179 to the Registration Statement on Form N-1A filed with the Commission on March 30, 2026.

(b)			By-Laws, effective as of January 13, 2004. Incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed with the Commission on April 13, 2004.

(c)			See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings,” of the Registrant’s Agreement and Declaration of Trust dated December 16, 2003, incorporated by reference to Exhibit (a). See Article II, “Meetings of Shareholders,” of the Registrant’s By-Laws, effective January 13, 2004, incorporated by reference to Exhibit (b).

(d)	(1)		Master Investment Advisory Agreement, Amended and Restated on October 1, 2019, between Registrant and RBC Global Asset Management (U.S.) Inc. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 136 to the Registration Statement on Form N-1A filed with the Commission on November 26, 2019.

		(i)	Amendment dated June 18, 2020 to the Amended and Restated Master Investment Advisory Agreement dated October 1, 2019. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 142 to the Registration Statement on Form N-1A filed with the Commission on July 29, 2020.

		(ii)	Amendment dated December 18, 2020 to the Amended and Restated Master Investment Advisory Agreement dated October 1, 2019. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 147 to the Registration Statement on Form N-1A filed with the Commission on January 28, 2021.

		(iii)	Amendment dated November 1, 2021 to the Amended and Restated Master Investment Advisory Agreement dated October 1, 2019. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 153 to the Registration Statement on Form N-1A filed with the Commission on November 1, 2021.

	(2)		Investment Advisory Agreement, Amended and Restated on October 1, 2019, between Registrant and RBC Global Asset Management (U.S.) Inc. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 136 to the Registration Statement on Form N-1A filed with the Commission on November 26, 2019.

		(i)	Amendment dated July 1, 2024 to the Amended and Restated Investment Advisory Agreement dated October 1, 2019. Incorporated herein by reference to Exhibit (d)(1)(iv) to the Registrant’s Post-Effective Amendment No. 172 to the Registration Statement on Form N-1A filed with the Commission on July 26, 2024.

	(3)		Amended and Restated Investment Advisory Agreement dated as of September 22, 2016, between the Registrant and RBC Global Asset Management (U.S.) Inc. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 138 to the Registration Statement on Form N-1A filed with the Commission on January 28, 2020.

	(4)		Investment Advisory Agreement dated November 1, 2021, between the Registrant and RBC Global Asset Management (U.S.) Inc. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 153 to the Registration Statement on Form N-1A filed with the Commission on November 1, 2021.

		(i)	Amendment dated December 15, 2021 to the Amended and Restated Master Investment Advisory Agreement dated November 1, 2021. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 155 to the Registration Statement on Form N-1A filed with the Commission on December 15, 2021.

		(ii)	Amendment dated April 1, 2022 to the Amended and Restated Master Investment Advisory Agreement dated November 1, 2021. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 160 to the Registration Statement on Form N-1A filed with the Commission on April 11, 2022.

	(iii)	Amendment dated November 1, 2022 to the Amended and Restated Master Investment Advisory Agreement dated November 1, 2021. Incorporated by reference to the Registrant’s Post-Effective Amendment No. 165 to the Registration Statement on Form N-1A filed with the Commission on December 14, 2022.

	(iv)	Amendment dated March 20, 2026 to the Investment Advisory Agreement dated November 1, 2021. Incorporated by reference to the Registrant’s Post-Effective Amendment No. 179 to the Registration Statement on Form N-1A filed with the Commission on March 30, 2026.

(5)		Investment Sub-Advisory Agreement dated December 20, 2013 between RBC Global Asset Management (U.S.) Inc. and RBC Global Asset Management (UK) Limited. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A filed with the Commission on December 20, 2013.

	(i)	Amendment dated October 23, 2014 to the Investment Sub-Advisory Agreement dated December 20, 2013 among RBC Global Asset Management (U.S.) Inc. and RBC Global Asset Management (UK) Limited. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 79 to the Registration Statement on Form N-1A filed with the Commission on December 3, 2014.

	(ii)	Amendment dated November 1, 2017 to the Investment Sub-Advisory Agreement dated December 20, 2013 between RBC Global Asset Management (U.S.) Inc. and RBC Global Asset Management (UK) Limited. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 131 to the Registration Statement on Form N-1A filed with the Commission on July 26, 2019.

	(iii)	Amendment dated December 15, 2021 to the Investment Sub-Advisory Agreement dated December 20, 2013 between RBC Global Asset Management (U.S.) Inc. and RBC Global Asset Management (UK) Limited. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 155 to the Registration Statement on Form N-1A filed with the Commission on December 15, 2021.

	(iv)	Amendment dated April 1, 2022 to the Investment Sub-Advisory Agreement dated December 20, 2013 between RBC Global Asset Management (U.S.) Inc. and RBC Global Asset Management (UK) Limited. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 160 to the Registration Statement on Form N-1A filed with the Commission on April 11, 2022.

	(v)	Amendment dated November 1, 2022 to the Investment Sub-Advisory Agreement dated December 20, 2013 between RBC Global Asset Management (U.S.) Inc. and RBC Global Asset Management (UK) Limited. Incorporated by reference to the Registrant’s Post-Effective Amendment No. 165 to the Registration Statement on Form N-1A filed with the Commission on December 14, 2022.

	(vi)	Amendment dated January 2, 2024 to the Investment Sub-Advisory Agreement dated December 20, 2013 between RBC Global Asset Management (U.S.) Inc. and RBC Global Asset Management (UK) Limited. Incorporated by reference to the Registrant’s Post-Effective Amendment No. 170 to the Registration Statement on Form N-1A filed with the Commission on January 29, 2024.

(6)		Amended and Restated Investment Sub-Advisory Agreement dated April 1, 2023 between RBC Global Asset Management (U.S.) Inc. and RBC Global Asset Management (UK) Limited. Incorporated by reference to the Registrant’s Post-Effective Amendment No. 169 to the Registration Statement on Form N-1A filed with the Commission on July 26, 2023.

	(i)	Amendment dated January 2, 2024 to the Amended and Restated Investment Sub-Advisory Agreement dated April 1, 2023 between RBC Global Asset Management (U.S.) Inc. and RBC Global Asset Management (UK) Limited. Incorporated by reference to the Registrant’s Post-Effective Amendment No. 170 to the Registration Statement on Form N-1A filed with the Commission on January 29, 2024.

(e)	(1)		Amended and Restated Distribution Agreement dated October 1, 2016 between the Registrant and Quasar Distributors, LLC. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 131 to the Registration Statement on Form N-1A filed with the Commission on July 26, 2019.

		(i)	Amendment dated October 2, 2017 to the Amended and Restated Distribution Agreement dated October 1, 2016 between the Registrant and Quasar Distributors, LLC. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 131 to the Registration Statement on Form N-1A filed with the Commission on July 26, 2019.

		(ii)	Amendment dated December 18, 2017 to the Amended and Restated Distribution Agreement dated October 1, 2016 between the Registrant and Quasar Distributors, LLC. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 131 to the Registration Statement on Form N-1A filed with the Commission on July 26, 2019.

	(2)		Distribution Agreement dated September 30, 2021 between the Registrant, RBC Global Asset Management (U.S.) Inc. and Quasar Distributors, LLC. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 153 to the Registration Statement on Form N-1A filed with the Commission on November 1, 2021.

		(i)	Amendment dated November 1, 2021 to the Distribution Agreement dated September 30, 2021 between the Registrant, RBC Global Asset Management (U.S.) Inc. and Quasar Distributors, LLC. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 153 to the Registration Statement on Form N-1A filed with the Commission on November 1, 2021.

		(ii)	Amendment dated December 15, 2021 to the Distribution Agreement dated September 30, 2021 between the Registrant, RBC Global Asset Management (U.S.) Inc. and Quasar Distributors, LLC. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 155 to the Registration Statement on Form N-1A filed with the Commission on December 15, 2021.

		(iii)	Amendment dated April 1, 2022 to the Distribution Agreement dated September 30, 2021 between the Registrant, RBC Global Asset Management (U.S.) Inc. and Quasar Distributors, LLC. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 160 to the Registration Statement on Form N-1A filed with the Commission on April 11, 2022.

		(iv)	Amendment dated December 1, 2022 to the Distribution Agreement dated September 30, 2021 between the Registrant, RBC Global Asset Management (U.S.) Inc. and Quasar Distributors, LLC. Incorporated by reference to the Registrant’s Post-Effective Amendment No. 165 to the Registration Statement on Form N-1A filed with the Commission on December 14, 2022.

		(v)	Amendment dated March 20, 2026 to the Distribution Agreement dated September 30, 2021 between the Registrant, RBC Global Asset Management (U.S.) Inc. and Quasar Distributors, LLC. Incorporated by reference to the Registrant’s Post-Effective Amendment No. 179 to the Registration Statement on Form N-1A filed with the Commission on March 30, 2026.

(f)			Bonus or Profit Sharing Contracts.
Not applicable.
(g)	(1)		Form of Custody Agreement dated December 28, 2009 between the Registrant and U.S. Bank National Association. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A filed with the Commission on December 29, 2009.

		(i)	First Amendment dated December 20, 2013 to the Custody Agreement dated December 28, 2009. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A filed with the Commission on December 20, 2013.

		(ii)	Second Amendment dated September 24, 2014 to the Custody Agreement dated December 28, 2009. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 79 to the Registration Statement on Form N-1A filed with the Commission on December 3, 2014.

		(iii)	Third Amendment dated December 15, 2017 to the Custody Agreement dated December 28, 2009. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 142 to the Registration Statement on Form N-1A filed with the Commission on July 29, 2020.

		(iv)	Fourth Amendment dated December 18, 2020 to the Custody Agreement dated December 28, 2009. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 147 to the Registration Statement on Form N-1A filed with the Commission on January 28, 2021.

	(2)		Custody Agreement dated August 1, 2011 between the Registrant and The Bank of New York Mellon. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A filed with the Commission on September 1, 2011.

		(i)	Supplement dated December 13, 2022 to the Custody Agreement Hong Kong-China Connect Service dated February 5, 2015 between the Registrant and The Bank of New York Mellon. Incorporated by reference to the Registrant’s Post-Effective Amendment No. 166 to the Registration Statement on Form N-1A filed with the Commission on January 27, 2023.

		(ii)	Amended and Restated Schedule II dated March 20, 2026 to the Custody Agreement dated August 1, 2011 between the Registrant and The Bank of New York Mellon. Incorporated by reference to the Registrant’s Post-Effective Amendment No. 179 to the Registration Statement on Form N-1A filed with the Commission on March 30, 2026.

	(3)		Foreign Custody Manager Agreement dated August 1, 2011 between the Trust and The Bank of New York Mellon. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A filed with the Commission on September 1, 2011.

		(i)	Amended and Restated Annex II dated March 20, 2026 to the Foreign Custody Manager Agreement dated August 1, 2011 between the Trust and The Bank of New York Mellon. Incorporated by reference to the Registrant’s Post-Effective Amendment No. 179 to the Registration Statement on Form N-1A filed with the Commission on March 30, 2026.

(h)			Other Material Contracts.
	(1)		Amended and Restated Administrative Services Agreement dated as of September 1, 2011 between the Registrant and RBC Global Asset Management (U.S.) Inc. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A filed with the Commission on November 27, 2012.

		(i)	Amendment dated December 15, 2021 to the Amended and Restated Administrative Services Agreement dated September 1, 2011. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 155 to the Registration Statement on Form N-1A filed with the Commission on December 15, 2021.

		(ii)	Amendment dated April 1, 2022 to the Amended and Restated Administrative Services Agreement dated September 1, 2011. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 160 to the Registration Statement on Form N-1A filed with the Commission on April 11, 2022.

		(iii)	Amendment dated December 1, 2022 to the Amended and Restated Administrative Services Agreement dated October 1, 2019. Incorporated by reference to the Registrant’s Post-Effective Amendment No. 165 to the Registration Statement on Form N-1A filed with the Commission on December 14, 2022.

		(iv)	Amendment dated March 20, 2026 to the Amended and Restated Administrative Services Agreement dated September 1, 2011. Incorporated by reference to the Registrant’s Post-Effective Amendment No. 179 to the Registration Statement on Form N-1A filed with the Commission on March 30, 2026.

(2)		Administration and Accounting Services Agreement between PFPC Inc. and Tamarack Funds Trust dated October 5, 2007. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed with the Commission on November 26, 2008.

	(i)	Money Market Fund Services Amendment dated March 21, 2016 to the Administration and Accounting Services Agreement between BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc.) and the Registrant dated October 5, 2007. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 95 to the Registration Statement on Form N-1A filed with the Commission on July 29, 2016.

	(ii)	Amendment dated April 13, 2018 to the Administration and Accounting Services Agreement between The Bank of New York Mellon (as assigned from BNY Mellon Investment Servicing (US) Inc.) and the Registrant dated October 5, 2007. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 124 to the Registration Statement on Form N-1A filed with the Commission on July 25, 2018.

	(iii)	Amendment dated December 15, 2021 to the Administration and Accounting Services Agreement between The Bank of New York Mellon (as assigned from BNY Mellon Investment Servicing (US) Inc.) and the Registrant dated October 5, 2007. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 155 to the Registration Statement on Form N-1A filed with the Commission on December 15, 2021.

	(iv)	Amendment dated April 1, 2022 to the Administration and Accounting Services Agreement between The Bank of New York Mellon (as assigned from BNY Mellon Investment Servicing (US) Inc.) and the Registrant dated October 5, 2007. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 160 to the Registration Statement on Form N-1A filed with the Commission on April 11, 2022.

	(v)	Amendment dated December 1, 2022 to the Administration and Accounting Services Agreement between The Bank of New York Mellon (as assigned from BNY Mellon Investment Servicing (US) Inc.) and the Registrant dated October 5, 2007. Incorporated by reference to the Registrant’s Post-Effective Amendment No. 165 to the Registration Statement on Form N-1A filed with the Commission on December 14, 2022.

	(vi)	Amendment dated June 1, 2024 to the Administration and Accounting Services Agreement between The Bank of New York Mellon and the Registrant dated as of October 5, 2007. Incorporated by reference to the Registrant’s Post-Effective Amendment No. 173 to the Registration Statement on Form N-1A filed with the Commission on January 27, 2025.

	(vii)	Amendment dated March 20, 2026 to the Administration and Accounting Services Agreement between The Bank of New York Mellon and the Registrant dated as of October 5, 2007. Incorporated by reference to the Registrant’s Post-Effective Amendment No. 179 to the Registration Statement on Form N-1A filed with the Commission on March 30, 2026.

(3)		Amended and Restated Shareholder Servicing Plan dated March 20, 2026. Incorporated by reference to the Registrant’s Post-Effective Amendment No. 179 to the Registration Statement on Form N-1A filed with the Commission on March 30, 2026.

(4)		Special Administrative Services Agreement dated January 10, 2019 and effective March 11, 2019 between the Registrant and RBC Global Asset Management (U.S.) Inc. with respect to the RBC BlueBay Access Capital Community Investment Fund. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 129 to the Registration Statement on Form N-1A filed with the Commission on March 11, 2019.

(5)		Amended and Restated Expense Limitation Agreement dated October 21, 2016 between the Registrant and RBC Capital Markets LLC for U.S. Government Money Market Fund with respect to RBC Institutional Class 2, and RBC Investor Class. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 110 to the Registration Statement on Form N-1A filed with the Commission on July 28, 2017.

(i)	Amendment to Amended and Restated Expense Limitation Agreement dated June 8, 2023 between the Registrant and RBC Capital Markets LLC for U.S. Government Money Market Fund with respect to Class A, RBC
Institutional Class  2, and RBC Investor Class. Incorporated herein by reference to the Registrant’s Post-Effective
Amendment No. 168 to the Registration Statement on Form N-1A filed with the Commission on June 8, 2023.

	(ii)	Amendment to Amended and Restated Expense Limitation Agreement dated October 1, 2025 between the Registrant and RBC Capital Markets LLC for U.S. Government Money Market Fund with respect to Class A, Institutional Class 2 and Investor Class. Incorporated by reference to the Registrant’s Post-Effective Amendment No. 175 to the Registration Statement on Form N-1A filed with the Commission on October 14, 2025.

(6)		Amended and Restated Expense Limitation Agreement dated September 22, 2016 between the Registrant and RBC Global Asset Management (U.S.) Inc. for U.S. Government Money Market Fund with respect to RBC Institutional Class 1. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 110 to the Registration Statement on Form N-1A filed with the Commission on July 28, 2017.

(7)		Second Amended and Restated Expense Limitation Agreement dated October 1, 2019 between the Registrant and RBC Global Asset Management (U.S.) Inc. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 136 to the Registration Statement on Form N-1A filed with the Commission on November 26, 2019.

	(i)	Amendment dated December 15, 2021 to the Second Amended and Restated Expense Limitation Agreement dated October 1, 2019. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 155 to the Registration Statement on Form N-1A filed with the Commission on December 15, 2021.

	(ii)	Amendment dated April 1, 2022 to the Second Amended and Restated Expense Limitation Agreement dated October 1, 2019. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 160 to the Registration Statement on Form N-1A filed with the Commission on April 11, 2022.

	(iii)	Amendment dated December 1, 2022 to the Second Amended and Restated Expense Limitation Agreement dated October 1, 2019. Incorporated by reference to the Registrant’s Post-Effective Amendment No. 165 to the Registration Statement on Form N-1A filed with the Commission on December 14, 2022.

	(iv)	Amendment dated July 1, 2024 to the Second Amended and Restated Expense Limitation Agreement dated October 1, 2019. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 172 to the Registration Statement on Form N-1A filed with the Commission on July 26, 2024.

	(v)	Amendment dated October 1, 2025 to the Second Amended and Restated Expense Limitation Agreement dated October 1, 2019. Incorporated by reference to the Registrant’s Post-Effective Amendment No. 175 to the Registration Statement on Form N-1A filed with the Commission on October 14, 2025.

	(vi)	Amendment dated March 20, 2026 to the Second Amended and Restated Expense Limitation Agreement dated October 1, 2019. Incorporated by reference to the Registrant’s Post-Effective Amendment No. 179 to the Registration Statement on Form N-1A filed with the Commission on March 30, 2026.

(8)		Transfer Agency Servicing Agreement dated December 28, 2009 between the Registrant and U.S. Bancorp Fund Services, LLC. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed with the Commission on November 23, 2011.

	(i)	First Amendment dated July 1, 2011 to the Transfer Agent Servicing Agreement dated December 28, 2009 between the Registrant and U.S. Bancorp Fund Services, LLC. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A filed with the Commission on September 1, 2011.

	(ii)	Second Amendment dated November 27, 2012 to the Transfer Agent Servicing Agreement dated December 28, 2009 between the Registrant and U.S. Bancorp Fund Services, LLC. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A filed with the Commission on November 27, 2012.

	(iii)	Third Amendment dated December 20, 2013 to the Transfer Agent Servicing Agreement dated December 28, 2009 between the Registrant and U.S. Bancorp Fund Services, LLC. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A filed with the Commission on December 20, 2013.

	(iv)	Fourth Amendment dated September 24, 2014 to the Transfer Agent Servicing Agreement dated December 28, 2009 between the Registrant and U.S. Bancorp Fund Services, LLC. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 79 to the Registration Statement on Form N-1A filed with the Commission on December 3, 2014.

	(v)	Fifth Amendment dated December 1, 2017 to the Transfer Agent Servicing Agreement dated December 28, 2009 between the Registrant and U.S. Bancorp Fund Services, LLC. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 142 to the Registration Statement on Form N-1A filed with the Commission on July 29, 2020.

	(vi)	Sixth Amendment dated December 18, 2020 to the Transfer Agent Servicing Agreement dated December 28, 2009 between the Registrant and U.S. Bancorp Fund Services, LLC. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 147 to the Registration Statement on Form N-1A filed with the Commission on January 28, 2021.

	(vii)	Seventh Amendment dated November 1, 2021 to the Transfer Agent Servicing Agreement dated December 28, 2009 between the Registrant and U.S. Bancorp Fund Services, LLC. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 153 to the Registration Statement on Form N-1A filed with the Commission on November 1, 2021.

	(viii)	Eighth Amendment dated December 15, 2021 to the Transfer Agent Servicing Agreement dated December 28, 2009 between the Registrant and U.S. Bancorp Fund Services, LLC. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 155 to the Registration Statement on Form N-1A filed with the Commission on December 15, 2021.

	(ix)	Ninth Amendment dated April 1, 2022 to the Transfer Agent Servicing Agreement dated December 28, 2009 between the Registrant and U.S. Bancorp Fund Services, LLC. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 160 to the Registration Statement on Form N-1A filed with the Commission on April 11, 2022.

	(x)	Tenth Amendment dated December 1, 2022 to the Transfer Agent Servicing Agreement dated December 28, 2009 between the Registrant and U.S. Bancorp Fund Services, LLC. Incorporated by reference to the Registrant’s Post-Effective Amendment No. 165 to the Registration Statement on Form N-1A filed with the Commission on December 14, 2022.

	(xi)	Eleventh Amendment dated March 20, 2026 to the Transfer Agent Servicing Agreement dated December 28, 2009 between the Registrant and U.S. Bancorp Fund Services, LLC. Incorporated by reference to the Registrant’s Post-Effective Amendment No. 179 to the Registration Statement on Form N-1A filed with the Commission on March 30, 2026.

(i)		Opinion and consent of Counsel. To be filed by amendment.
(j)		Other Opinions.

	(1)		Power of Attorney for Lucy Hancock Bode, David Eikenberg, Leslie H. Garner, Jr., Michael Kardok, Ronald James, Margaret McCaffrey, James R. Seward, and Christie Zarkovich dated September 25, 2025. Incorporated by reference to the Registrant’s Post-Effective Amendment No. 177 to the Registration Statement on Form N-1A filed with the Commission on January 14, 2026.

	(2)		Power of Attorney for Dexter V. Perry dated January 12, 2026. Incorporated by reference to the Registrant’s Post-Effective Amendment No. 177 to the Registration Statement on Form N-1A filed with the Commission on January 14, 2026.

	(3)		Consent of independent registered public accounting firm. To be filed by amendment.
(k)			Omitted Financial Statements.
Not applicable.
(l)			Initial Capital Agreements.
Not applicable.
(m)	(1)		Amended and Restated Master Distribution Plan dated March 20, 2026. Incorporated by reference to the Registrant’s Post-Effective Amendment No. 179 to the Registration Statement on Form N-1A filed with the Commission on March 30, 2026.

	(2)		Class A Shares Distribution and Service (Rule 12b-1) Plan dated January 29, 2018 for RBC BlueBay Short Duration Fixed Income Fund and RBC BlueBay Ultra-Short Fixed Income Fund. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 124 to the Registration Statement on Form N-1A filed with the Commission on July 25, 2018.

	(3)		RBC Funds Trust Money Market Funds (Institutional Class 2, Select Class, Reserve Class, Investor Class, Class A) Amended and Restated Shareholder Account and Distribution Services Plan dated June 8, 2023. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 168 to the Registration Statement on Form N-1A filed with the Commission on June 8, 2023.

	(4)		Amended and Restated RBC Funds Trust Money Market Funds (Institutional Class 1 Shares) Shareholder Servicing Plan dated June 8, 2023. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 168 to the Registration Statement on Form N-1A filed with the Commission on June 8, 2023.

	(5)		Shareholder Servicing Agreement between the Trust and RBC Capital Markets, LLC for the Institutional Class 1 Shares of the U.S. Government Money Market Funds. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 168 to the Registration Statement on Form N-1A filed with the Commission on June 8, 2023.

	(6)		Form of Dealer Selling Agreement with Quasar Distributors, LLC. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 142 to the Registration Statement on Form N-1A filed with the Commission on July 29, 2020.

(n)	(1)		Second Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 dated March 11, 2019. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 136 to the Registration Statement on Form N-1A filed with the Commission on November 26, 2019.

		(i)	Amendment dated December 15, 2021 to Second Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 dated September 27, 2019. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 155 to the Registration Statement on Form N-1A filed with the Commission on December 15, 2021.

		(ii)	Amendment dated April 1, 2022 to Second Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 dated September 27, 2019. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 160 to the Registration Statement on Form N-1A filed with the Commission on April 11, 2022.

		(iii)	Amendment dated December 1, 2022 to Second Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 dated September 27, 2019. Incorporated by reference to the Registrant’s Post-Effective Amendment No. 165 to the Registration Statement on Form N-1A filed with the Commission on December 14, 2022.

		(iv)	Amendment dated October 1, 2025 to Second Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 dated September 27, 2019. Incorporated by reference to the Registrant’s Post-Effective Amendment No. 175 to the Registration Statement on Form N-1A filed with the Commission on October 14, 2025.

		(v)	Amendment dated March 20, 2026 to Second Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 dated March 11, 2019. Incorporated by reference to the Registrant’s Post-Effective Amendment No. 179 to the Registration Statement on Form N-1A filed with the Commission on March 30, 2026.

	(2)		Amended and Restated Plan Pursuant to Rule 18f-3 dated June 8, 2023. Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 168 to the Registration Statement on Form N-1A filed with the Commission on June 8, 2023.

(o)			Reserved.
(p)			Codes of Ethics.

	(1)		Code of Ethics of RBC Global Asset Management (U.S.) Inc. Incorporated by reference to the Registrant’s Post-Effective Amendment No. 174 to the Registration Statement on Form N-1A filed with the Commission on July 28, 2025.

	(2)		Code of Ethics of the Trust. Incorporated by reference to the Registrant’s Post-Effective Amendment No. 169 to the Registration Statement on Form N-1A filed with the Commission on July 26, 2023.

	(3)		Code of Ethics of RBC Global Asset Management (UK) Limited. Incorporated by reference to the Registrant’s Post-Effective Amendment No. 174 to the Registration Statement on Form N-1A filed with the Commission on July 28, 2025.

Item 29. Persons Controlled By or Under Common Control with the Registrant

None.

Item 30. Indemnification

The Agreement and Declaration of Trust of the Registrant, Article VII, Section 2, provides the following:

(a) To the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act (12 Del. C.ss.ss. 3801 et seq.), as amended from time to time (“DSTA”), the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of the trust property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any Shareholder to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person’s office.

The By-Laws of the Registrant, Article VI, Section 6.02, provides the following:

Subject to the exceptions and limitations contained in Section 6.04 of this Article VI, the Trust shall indemnify its Trustees and officers to the fullest extent permitted by state law and the 1940 Act. Without limitation of the foregoing, the Trust shall indemnify each person who was or is a party or is threatened to be made a party to any proceedings, by reason of alleged acts or omissions within the scope of his or her service as a Trustee or officer of the Trust, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. The Trust may, to the fullest extent consistent with law, indemnify each person who is serving or has served at the request of the Trust as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (“Other Position”) and who was or is a party or is threatened to be made a party to any proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, against judgments, fines, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act.

The indemnification and other rights provided by this Article VI shall continue as to a person who has ceased to be a Trustee or officer of the Trust. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Advisor

RBC Global Asset Management (U.S.) Inc., the investment advisor to each series of the Trust, is a registered investment advisor. Information as to the directors and officers of RBC Global Asset Management (U.S.) Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of RBC Global Asset Management (U.S.) Inc. in the last two years, is included in its application for registration as an investment advisor on Form ADV (IARD/CRD No. 107173; SEC File No. 801-20303) filed with the SEC under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

Item 32. Quasar Distributors, LLC

Item 32(a)Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1. Abacus FCF ETF Trust

2. Advisor Managed Portfolios

3. Antares Private Credit Fund

4. Capital Advisors Growth Fund, Series of Advisors Series Trust

5. Chase Growth Fund, Series of Advisors Series Trust

6. Davidson Multi Cap Equity Fund, Series of Advisors Series Trust

7. Edgar Lomax Value Fund, Series of Advisors Series Trust

8. First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust

9. First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust

10. Huber Large Cap Value Fund, Series of Advisors Series Trust

11. Huber Mid Cap Value Fund, Series of Advisors Series Trust

12. Huber Select Large Cap Value Fund, Series of Advisors Series Trust

13. Huber Small Cap Value Fund, Series of Advisors Series Trust

14. Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust

15. Medalist Partners MBS Total Return Fund, Series of Advisors Series Trust

16. Medalist Partners Short Duration Fund, Series of Advisors Series Trust

17. O’Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust

18. PIA BBB Bond Fund, Series of Advisors Series Trust

19. PIA High Yield (MACS) Fund, Series of Advisors Series Trust

20. PIA High Yield Fund, Series of Advisors Series Trust

21. PIA MBS Bond Fund, Series of Advisors Series Trust

22. PIA Short-Term Securities Fund, Series of Advisors Series Trust

23. Poplar Forest Cornerstone Fund, Series of Advisors Series Trust

24. Poplar Forest Partners Fund, Series of Advisors Series Trust

25. Pzena Emerging Markets Value Fund, Series of Advisors Series Trust

26. Pzena International Small Cap Value Fund, Series of Advisors Series Trust

27. Pzena International Value Fund, Series of Advisors Series Trust

28. Pzena Mid Cap Value Fund, Series of Advisors Series Trust

29. Pzena Small Cap Value Fund, Series of Advisors Series Trust

30. Reverb ETF, Series of Advisors Series Trust

31. Scharf Fund, Series of Advisors Series Trust

32. Scharf Global Opportunity Fund, Series of Advisors Series Trust

33. Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust

34. Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust

35. Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust

36. The Aegis Funds

37. Allied Asset Advisors Funds

38. Angel Oak Funds Trust

39. Angel Oak Strategic Credit Fund

40. Brookfield Infrastructure Income Fund Inc.

41. Brookfield Investment Funds

42. Buffalo Funds

43. DoubleLine Funds Trust

44. EA Series Trust (f/k/a Alpha Architect ETF Trust)

45. Ecofin Tax-Advantaged Social Impact Fund, Inc.

46. AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions

47. AAM Brentview Dividend Growth ETF, Series of ETF Series Solutions

48. AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions

49. AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions

50. AAM Sawgrass U.S. Large Cap Quality Growth ETF, Series of ETF Series Solutions

51. AAM Sawgrass U.S. Small Cap Quality Growth ETF, Series of ETF Series Solutions

52. AAM SLC Low Duration Income ETF, Series of ETF Series Solutions

53. AAM Transformers ETF, Series of ETF Series Solutions

54. Acquirers Deep Value ETF, Series of ETF Series Solutions

55. Aptus Collared Investment Opportunity ETF, Series of ETF Series Solutions

56. Aptus Deferred Income ETF, Series of ETF Series Solutions

57. Aptus Defined Risk ETF, Series of ETF Series Solutions

58. Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions

59. Aptus Enhanced Yield ETF, Series of ETF Series Solutions

60. Aptus International Enhanced Yield ETF, Series of ETF Series Solutions

61. Aptus Large Cap Enhanced Yield ETF, Series of ETF Series Solutions

62. Aptus Large Cap Upside ETF, Series of ETF Series Solutions

63. Bahl & Gaynor Dividend ETF, Series of ETF Series Solutions

64. Bahl & Gaynor Income Growth ETF, Series of ETF Series Solutions

65. Bahl & Gaynor Small Cap Dividend ETF, Series of ETF Series Solutions

66. BTD Capital Fund, Series of ETF Series Solutions

67. Carbon Strategy ETF, Series of ETF Series Solutions

68. ClearShares OCIO ETF, Series of ETF Series Solutions

69. ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions

70. ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions

71. Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions

72. Distillate Small/Mid Cash Flow ETF, Series of ETF Series Solutions

73. Distillate U.S. Fundamental Stability & Value ETF, Series of ETF Series Solutions

74. ETFB Green SRI REITs ETF, Series of ETF Series Solutions

75. Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions

76. Hoya Capital Housing ETF, Series of ETF Series Solutions

77. LHA Market State Tactical Beta ETF, Series of ETF Series Solutions

78. LHA Market State Tactical Q ETF, Series of ETF Series Solutions

79. LHA Risk-Managed Income ETF, Series of ETF Series Solutions

80. McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions

81. NETLease Corporate Real Estate ETF, Series of ETF Series Solutions

82. Opus Small Cap Value ETF, Series of ETF Series Solutions

83. The Acquirers Fund, Series of ETF Series Solutions

84. The Brinsmere Fund - Conservative ETF, Series of ETF Series Solutions

85. The Brinsmere Fund - Growth ETF, Series of ETF Series Solutions

86. U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions

87. U.S. Global JETS ETF, Series of ETF Series Solutions

88. U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions

89. U.S. Global Technology and Aerospace & Defense ETF, Series of ETF Series Solutions

90. US Vegan Climate ETF, Series of ETF Series Solutions

91. Vest 10 Year Interest Rate Hedge ETF, Series of ETF Series Solutions

92. Vest 2 Year Interest Rate Hedge ETF, Series of ETF Series Solutions

93. First American Funds Trust

94. FundX Investment Trust

95. The Glenmede Fund, Inc.

96. The GoodHaven Funds Trust

97. Harding, Loevner Funds, Inc.

98. Hennessy Funds Trust

99. Horizon Funds

100. Hotchkis & Wiley Funds

101. Intrepid Capital Management Funds Trust

102. Jacob Funds Inc.

103. The Jensen Quality Growth Fund Inc.

104. Kirr, Marbach Partners Funds, Inc.

105. Core Alternative ETF, Series of Listed Funds Trust

106. Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust

107. Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust

108. LKCM Funds

109. LoCorr Investment Trust

110. MainGate Trust

111. ATAC Rotation Fund, Series of Managed Portfolio Series

112. Coho Relative Value Equity Fund, Series of Managed Portfolio Series

113. Coho Relative Value ESG Fund, Series of Managed Portfolio Series

114.0Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series

115. Ecofin Global Water ESG Fund, Series of Managed Portfolio Series

116. Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series

117. Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series

118. Kensington Active Advantage Fund, Series of Managed Portfolio Series

119. Kensington Defender Fund, Series of Managed Portfolio Series

120. Kensington Dynamic Allocation Fund, Series of Managed Portfolio Series

121. Kensington Hedged Premium Income ETF, Series of Managed Portfolio Series

122. Kensington Managed Income Fund, Series of Managed Portfolio Series

123. LK Balanced Fund, Series of Managed Portfolio Series

124. Leuthold Core ETF, Series of Managed Portfolio Series

125. Leuthold Core Investment Fund, Series of Managed Portfolio Series

126. Leuthold Global Fund, Series of Managed Portfolio Series

127. Leuthold Grizzly Short Fund, Series of Managed Portfolio Series

128. Leuthold Select Industries ETF, Series of Managed Portfolio Series

129. Muhlenkamp Fund, Series of Managed Portfolio Series

130. Nuance Concentrated Value Fund, Series of Managed Portfolio Series

131. Nuance Mid Cap Value Fund, Series of Managed Portfolio Series

132. Olstein All Cap Value Fund, Series of Managed Portfolio Series

133. Olstein Strategic Opportunities Fund, Series of Managed Portfolio Series

134. Port Street Quality Growth Fund, Series of Managed Portfolio Series

135. Principal Street High Income Municipal Fund, Series of Managed Portfolio Series

136. Principal Street Short Term Municipal Fund, Series of Managed Portfolio Series

137. Reinhart Genesis PMV Fund, Series of Managed Portfolio Series

138. Reinhart International PMV Fund, Series of Managed Portfolio Series

139. Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series

140. Tortoise Energy Infrastructure and Income Fund, Series of Managed Portfolio Series

141. Tremblant Global ETF, Series of Managed Portfolio Series

142. Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios

143. Hood River International Opportunity Fund, Series of Manager Directed Portfolios

144. Hood River New Opportunities Fund, Series of Manager Directed Portfolios

145. Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios

146. SanJac Alpha Core Plus Bond ETF, Series of Manager Directed Portfolios

147. SanJac Alpha Low Duration ETF, Series of Manager Directed Portfolios

148. SWP Growth & Income ETF, Series of Manager Directed Portfolios

149. Vert Global Sustainable Real Estate ETF, Series of Manager Directed Portfolios

150. Mason Capital Fund Trust

151. Matrix Advisors Funds Trust

152. Monetta Trust

153. Nicholas Equity Income Fund, Inc.

154. Nicholas Fund, Inc.

155. Nicholas II, Inc.

156. Nicholas Limited Edition, Inc.

157. Oaktree Diversified Income Fund Inc.

158. Permanent Portfolio Family of Funds

159. Perritt Funds, Inc.

160. Procure ETF Trust II

161. Professionally Managed Portfolios

162. Prospector Funds, Inc.

163. Provident Mutual Funds, Inc.

164. Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.

165. Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.

166. Adara Smaller Companies Fund, Series of The RBB Fund, Inc.

167. Aquarius International Fund, Series of The RBB Fund, Inc.

168. Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.

169. Boston Partners Emerging Markets Dynamic Equity Fund, Series of The RBB Fund, Inc.

170. Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.

171. Boston Partners Global Sustainability Fund, Series of The RBB Fund, Inc.

172. Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.

173. Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.

174. Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.

175. Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.

176. F/m 10-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.

177. F/m 2-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.

178. F/m 3-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.

179. F/m Emerald Life Sciences Innovation ETF, Series of The RBB Fund, Inc.

180. F/m High Yield 100 ETF, Series of The RBB Fund, Inc.

181. F/m Investments Large Cap Focused Fund Series of The RBB Fund, Inc.

182. F/m Opportunistic Income ETF, Series of The RBB Fund, Inc.

183. F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF Series of The RBB Fund, Inc.

184. Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.

185. Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.

186. Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.

187. Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.

188. Motley Fool Next Index ETF, Series of The RBB Fund, Inc.

189. Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.

190. Optima Strategic Credit Fund, Series of The RBB Fund, Inc.

191. SEG Partners Long/Short Equity Fund

192. SGI Dynamic Tactical ETF, Series of The RBB Fund, Inc.

193. SGI Enhanced Core ETF, Series of The RBB Fund, Inc.

194. SGI Enhanced Global Income ETF, Series of The RBB Fund, Inc.

195. SGI Enhanced Market Leaders ETF, Series of The RBB Fund, Inc.

196. SGI Global Equity Fund, Series of The RBB Fund, Inc.

197. SGI Peak Growth Fund, Series of The RBB Fund, Inc.

198. SGI Prudent Growth Fund, Series of The RBB Fund, Inc.

199. SGI Small Cap Core Fund, Series of The RBB Fund, Inc.

200. SGI U.S. Large Cap Core ETF, Series of The RBB Fund, Inc.

201. SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.

202. SGI U.S. Small Cap Equity Fund, Series of The RBB Fund, Inc.

203. US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.

204. US Treasury 12 Month Bill ETF, Series of The RBB Fund, Inc.

205. US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.

206. US Treasury 20 Year Bond ETF, Series of The RBB Fund, Inc.

207. US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.

208. US Treasury 3 Year Note ETF, Series of The RBB Fund, Inc.

209. US Treasury 30 Year Bond ETF, Series of The RBB Fund, Inc.

210. US Treasury 5 Year Note ETF, Series of The RBB Fund, Inc.

211. US Treasury 6 Month Bill ETF, Series of The RBB Fund, Inc.

212. US Treasury 7 Year Note ETF, Series of The RBB Fund, Inc.

213. WPG Partners Select Hedged Fund, Series of The RBB Fund, Inc.

214. WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.

215. WPG Partners Small Cap Value Diversified Fund, Series of The RBB Fund, Inc.

216. The RBB Fund Trust

217. RBC Funds Trust

218. Rockefeller Municipal Opportunities Fund

219. Series Portfolios Trust

220. Tax-Exempt Private Credit Fund, Inc.

221. Thompson IM Funds, Inc.

222. Tortoise Capital Series Trust

223. Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers

224. Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers

225. CrossingBridge Low Duration High Income Fund, Series of Trust for Professional Managers

226. CrossingBridge Nordic High Income Bond Fund, Series of Trust for Professional Managers

227. CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers

228. CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers

229. RiverPark Strategic Income Fund, Series of Trust for Professional Managers

230. Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers

231. Jensen Global Quality Growth Fund, Series of Trust for Professional Managers

232. Jensen Quality MidCap Fund, Series of Trust for Professional Managers

233. Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers

234. Rockefeller US Small Cap Core Fund, Series of Trust for Professional Managers

235. USQ Core Real Estate Fund

236. Wall Street EWM Funds Trust

237. Wisconsin Capital Funds, Inc.

Item 32(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 190 Middle Street, Suite 301, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301, Portland, ME 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Susan L. LaFond	190 Middle Street, Suite 301, Portland, ME 04101	Vice President and Chief Compliance Officer and Treasurer	None
Gabriel E. Edelman	190 Middle Street, Suite 301, Portland, ME 04101	Secretary	None
Weston Sommers	190 Middle Street, Suite 301, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

Item 32(c)  Not applicable.

Item 33. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of: (a) the Registrant; (b) the Investment Advisor and Co-Administrator; (c) the Principal Underwriter; (d) the Sub-Adviser; (e) the Transfer Agent; and (f) the Fund Accounting Agent and Co-Administrator; (g) the Custodian – RBC SMID Cap Growth Fund, RBC BlueBay U.S. Government Money Market Fund, RBC BlueBay Access Capital Community Investment Fund, RBC BlueBay Impact Bond Fund and RBC BlueBay Ultra-Short Fixed Income Fund; and (h) the Custodian – RBC Emerging Markets Equity Fund, RBC Emerging Markets ex-China Equity Fund, RBC Emerging Markets Value Equity Fund, RBC Global Opportunities Fund, RBC International Equity Fund, RBC International Small Cap Equity Fund, RBC China Equity Fund, RBC BlueBay Emerging Market Debt Fund, RBC BlueBay Core Plus Bond Fund, RBC BlueBay Strategic Income Fund, RBC BlueBay High Yield Bond Fund and RBC BlueBay Credit Opportunities Fund. The address of each is as follows:

(a)	RBC Funds Trust 250 Nicollet Mall, Suite 1550 Minneapolis, MN 55401

(b)	RBC Global Asset Management (U.S.) Inc.

250 Nicollet Mall, Suite 1550

Minneapolis, MN 55401

(c)	Quasar Distributors, LLC

111 E. Kilbourn Ave., Suite 2200,

Milwaukee, WI 53202

(d)	RBC Global Asset Management (UK) Limited

100 Bishopsgate, EC2N 4AA

London, United Kingdom

(e)	U.S. Bank Global Fund Services, LLC

615 E. Michigan Street

Milwaukee, WI 53202

(f)	The Bank of New York Mellon

103 Bellevue Parkway

Wilmington, DE 19809

(g)	U.S. Bank, N.A.

1555 N. Rivercenter Drive, Suite 302

Milwaukee, WI 53212

(h)	The Bank of New York Mellon

240 Greenwich Street

New York, NY 10007

Item 34. Management Services

Not applicable.

Item 35. Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 180 to this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and State of Minnesota, on the 24th day of April, 2026.

RBC FUNDS TRUST

By:	/s/ David Eikenberg
David Eikenberg
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

/s/ David Eikenberg	Date: April 24, 2026
David Eikenberg
Trustee, President and Chief Executive Officer

/s/ Kathleen A. Hegna	Date: April 24, 2026
Kathleen A. Hegna
Chief Financial Officer and Principal Accounting Officer

Trustees

*	*
Leslie H. Garner, Jr.	Lucy Hancock Bode

*	*
Ronald James	James R. Seward

*	*
Christie Zarkovich	Michael Kardok

*	*
Peggy McCaffrey	Dexter Perry

*By:	/s/ David Eikenberg	Date: April 24, 2026
David Eikenberg, attorney-in-fact